UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-31-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2017

Emerging Markets Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Sentiment Generally Prevailed Among Investors

Optimism surrounding President Trump’s aggressive pro-growth agenda, along with improving global economic data, upbeat corporate earnings reports in the U.S. and Europe, and continued accommodative central bank policies, triggered rallies among higher-risk assets during the six-month period. In addition, moderate candidate Emmanuel Macron’s victory in France’s presidential election helped ease political uncertainty in Europe, which further aided financial market performance. Global equity markets soared, including the S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index, which gained 10.81%, 17.91%, and 17.51%, respectively. Within these indices, growth stocks significantly outperformed their value counterparts, as investors generally favored companies expected to perform well as economic fundamentals improve.

A similar pattern prevailed within the global fixed-income markets, where higher-risk and higher-yielding sectors were top performers. Meanwhile, yields on short-maturity U.S. Treasuries increased as the Federal Reserve (the Fed) raised its interest rate target twice during the reporting period. However, yields on longer-maturity U.S. Treasuries declined, largely due to waning U.S. economic growth and inflation expectations as the reporting period unfolded. Outside the U.S., ongoing central bank stimulus programs helped keep government bond yields low. Overall, returns among broad U.S. and global fixed-income indices were positive.

Late in the reporting period, investor optimism toward President Trump’s policy agenda faded as health care and tax reform remained stalled. Further delays to these and other pro-growth proposals, combined with the Fed’s efforts to normalize U.S. monetary policy, may impede future risk-on sentiment. Meanwhile, as the Fed continues to tighten, central banks in Europe, the U.K., and Japan remain extremely accommodative. In this environment, we continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

MAY 31, 2017
Top Ten Holdings	% of net assets
Samsung Electronics Co. Ltd.	6.5%
Tencent Holdings Ltd.	5.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Alibaba Group Holding Ltd. ADR	3.7%
Naspers Ltd., N Shares	2.5%
HDFC Bank Ltd.	1.9%
Industrial & Commercial Bank of China Ltd., H Shares	1.7%
Ping An Insurance Group Co. of China Ltd., H Shares	1.6%
Medy-Tox, Inc.	1.5%
SK Hynix, Inc.	1.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.3%
Temporary Cash Investments	3.3%
Other Assets and Liabilities	(0.6)%

Investments by Country	% of net assets
China	28.9%
South Korea	13.8%
Taiwan	9.7%
India	7.0%
Brazil	6.5%
South Africa	5.5%
Indonesia	5.4%
Russia	4.5%
Thailand	3.9%
Other Countries	12.1%
Cash and Equivalents*	2.7%
*Includes temporary cash investments and other assets and liabilities.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,181.10	$6.91	1.27%
Investor Class (before waiver)	$1,000	$1,181.10(2)	$8.48	1.56%
I Class (after waiver)	$1,000	$1,182.20	$5.82	1.07%
I Class (before waiver)	$1,000	$1,182.20(2)	$7.40	1.36%
Y Class (after waiver)	$1,000	$1,058.20(3)	$1.22(4)	0.83%
Y Class (before waiver)	$1,000	$1,058.20(2)(3)	$1.73(4)	1.18%
A Class (after waiver)	$1,000	$1,179.90	$8.26	1.52%
A Class (before waiver)	$1,000	$1,179.90(2)	$9.84	1.81%
C Class (after waiver)	$1,000	$1,175.60	$12.31	2.27%
C Class (before waiver)	$1,000	$1,175.60(2)	$13.89	2.56%
R Class (after waiver)	$1,000	$1,177.70	$9.61	1.77%
R Class (before waiver)	$1,000	$1,177.70(2)	$11.18	2.06%
R5 Class (after waiver)	$1,000	$1,058.30(3)	$1.44(4)	0.98%
R5 Class (before waiver)	$1,000	$1,058.30(2)(3)	$1.95(4)	1.33%
R6 Class (after waiver)	$1,000	$1,182.40	$5.01	0.92%
R6 Class (before waiver)	$1,000	$1,182.40(2)	$6.58	1.21%
Hypothetical
Investor Class (after waiver)	$1,000	$1,018.60	$6.39	1.27%
Investor Class (before waiver)	$1,000	$1,017.15	$7.85	1.56%
I Class (after waiver)	$1,000	$1,019.60	$5.39	1.07%
I Class (before waiver)	$1,000	$1,018.15	$6.84	1.36%
Y Class (after waiver)	$1,000	$1,020.79(5)	$4.18(5)	0.83%
Y Class (before waiver)	$1,000	$1,019.05(5)	$5.94(5)	1.18%
A Class (after waiver)	$1,000	$1,017.35	$7.64	1.52%
A Class (before waiver)	$1,000	$1,015.91	$9.10	1.81%
C Class (after waiver)	$1,000	$1,013.61	$11.40	2.27%
C Class (before waiver)	$1,000	$1,012.17	$12.84	2.56%
R Class (after waiver)	$1,000	$1,016.11	$8.90	1.77%
R Class (before waiver)	$1,000	$1,014.66	$10.35	2.06%
R5 Class (after waiver)	$1,000	$1,020.04(5)	$4.94(5)	0.98%
R5 Class (before waiver)	$1,000	$1,018.30(5)	$6.69(5)	1.33%
R6 Class (after waiver)	$1,000	$1,020.34	$4.63	0.92%
R6 Class (before waiver)	$1,000	$1,018.90	$6.09	1.21%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

(3)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through May 31, 2017.

(4)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 52, the number of days in the period from April 10, 2017 (commencement of sale) through May 31, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.3%
Argentina — 1.0%
Banco Macro SA ADR	55,810	$4,993,321
YPF SA ADR	139,853	3,448,775
		8,442,096
Brazil — 6.5%
Banco do Brasil SA	514,100	4,496,061
Gerdau SA Preference Shares	1,508,900	4,448,433
Itau Unibanco Holding SA ADR	832,245	9,079,793
Klabin SA	666,200	3,479,281
Kroton Educacional SA	1,378,400	6,146,669
Multiplan Empreendimentos Imobiliarios SA	343,819	6,810,611
Petroleo Brasileiro SA ADR(1)	688,864	5,841,567
Raia Drogasil SA	174,300	3,877,104
Vale SA ADR	1,067,587	8,935,703
		53,115,222
China — 28.9%
AAC Technologies Holdings, Inc.	675,000	7,154,911
Alibaba Group Holding Ltd. ADR(1)	243,202	29,782,517
Anhui Conch Cement Co. Ltd., H Shares	2,170,000	7,198,478
Beijing Enterprises Water Group Ltd.	10,952,000	8,769,976
Brilliance China Automotive Holdings Ltd.	4,996,000	9,321,960
China Gas Holdings Ltd.	3,108,000	4,738,249
China Lodging Group Ltd. ADR(1)	126,194	9,641,221
China Railway Construction Corp. Ltd., H Shares	6,043,000	8,297,682
Ctrip.com International Ltd. ADR(1)	152,756	8,348,115
Haier Electronics Group Co. Ltd.	3,016,000	7,671,060
Industrial & Commercial Bank of China Ltd., H Shares	21,036,645	14,064,834
Maanshan Iron & Steel Co. Ltd., H Shares(1)	11,644,000	4,109,181
Momo, Inc. ADR(1)	93,896	3,571,804
New Oriental Education & Technology Group, Inc. ADR(1)	119,141	8,538,835
Nine Dragons Paper Holdings Ltd.	6,511,000	7,720,405
Ping An Insurance Group Co. of China Ltd., H Shares	1,992,000	12,768,657
Shenzhou International Group Holdings Ltd.	1,159,000	7,934,842
Sunny Optical Technology Group Co. Ltd.	1,099,000	8,560,651
TAL Education Group ADR	100,170	11,666,800
Tencent Holdings Ltd.	1,302,600	44,731,925
Weibo Corp. ADR(1)	72,113	5,302,469
Weichai Power Co. Ltd., H Shares	2,789,000	4,523,931
		234,418,503
Czech — 0.8%
Moneta Money Bank AS	1,980,024	6,740,058
Egypt — 0.9%
Commercial International Bank Egypt S.A.E.	587,884	2,712,062
Commercial International Bank Egypt S.A.E. GDR	972,720	4,279,968
		6,992,030

	Shares	Value
Hungary — 1.9%
OTP Bank plc	228,461	$7,122,807
Richter Gedeon Nyrt	339,720	8,683,722
		15,806,529
India — 7.0%
Bharat Financial Inclusion Ltd.(1)	392,485	4,475,376
Godrej Consumer Products Ltd.	311,458	8,744,912
Havells India Ltd.	888,031	6,708,405
HDFC Bank Ltd.	594,713	15,141,124
Larsen & Toubro Ltd.	221,865	6,054,521
Motherson Sumi Systems Ltd.(1)	1,411,551	9,857,010
Vakrangee Ltd.	1,050,596	5,941,762
		56,923,110
Indonesia — 5.4%
Astra International Tbk PT	14,372,000	9,441,066
Bank Rakyat Indonesia Persero Tbk PT	8,335,600	9,058,394
Indofood Sukses Makmur Tbk PT	13,329,700	8,756,372
Telekomunikasi Indonesia Persero Tbk PT	20,310,500	6,632,934
United Tractors Tbk PT	4,590,600	9,572,366
		43,461,132
Malaysia — 0.8%
My EG Services Bhd	13,205,350	6,540,968
Mexico — 1.6%
Alsea SAB de CV	1,625,034	5,860,964
Cemex SAB de CV ADR(1)	833,454	6,892,665
		12,753,629
Peru — 0.5%
Credicorp Ltd.	22,850	3,827,832
Philippines — 1.2%
Ayala Land, Inc.	11,834,600	9,367,820
Poland — 0.5%
KRUK SA	49,825	4,030,145
Russia — 4.5%
Novatek PJSC GDR	43,551	4,895,133
Sberbank of Russia PJSC ADR	936,661	10,443,770
TMK PJSC	2,449,846	3,541,306
X5 Retail Group NV GDR(1)	255,866	9,262,349
Yandex NV, A Shares(1)	318,936	8,445,425
		36,587,983
South Africa — 5.5%
Capitec Bank Holdings Ltd.	134,165	7,966,833
Discovery Ltd.	790,905	7,726,325
Naspers Ltd., N Shares	97,379	20,163,059
Sappi Ltd.	1,187,467	8,747,326
		44,603,543
South Korea — 13.8%
CJ Korea Express Corp.(1)	29,806	5,124,736
Cosmax, Inc.	10,293	1,176,763
GS Retail Co. Ltd.	144,027	7,216,787
Hana Financial Group, Inc.	65,122	2,387,690
HS Industries Co. Ltd.	457,469	3,930,736

	Shares	Value
LG Innotek Co. Ltd.	31,526	$3,773,208
Medy-Tox, Inc.	26,106	12,171,608
NAVER Corp.	7,549	5,697,486
Samsung Electronics Co. Ltd.	26,385	52,671,021
Seegene, Inc.(1)	163,156	5,661,496
SK Hynix, Inc.	229,639	11,691,160
		111,502,691
Taiwan — 9.7%
Airtac International Group	483,000	5,331,161
ASPEED Technology, Inc.	185,000	4,655,906
Hota Industrial Manufacturing Co. Ltd.	1,122,434	5,578,772
Largan Precision Co. Ltd.	27,000	4,263,772
Powertech Technology, Inc.	1,527,000	4,690,808
President Chain Store Corp.	894,000	7,995,146
Taiwan Paiho Ltd.	2,456,000	8,205,991
Taiwan Semiconductor Manufacturing Co. Ltd.	5,657,939	38,184,834
		78,906,390
Thailand — 3.9%
Airports of Thailand PCL	3,840,300	4,848,294
CP ALL PCL	2,935,500	5,386,634
Kasikornbank PCL	764,400	4,196,794
KCE Electronics PCL	1,142,400	3,622,408
Minor International PCL	6,394,700	7,040,553
Srisawad Power 1979 PCL	4,350,980	6,419,165
		31,513,848
Turkey — 1.9%
BIM Birlesik Magazalar AS	342,697	6,095,478
Tofas Turk Otomobil Fabrikasi AS	1,084,456	9,006,650
		15,102,128
United Kingdom — 1.0%
Tullow Oil plc(1)	3,366,566	7,929,231
TOTAL COMMON STOCKS (Cost $600,131,841)		788,564,888
TEMPORARY CASH INVESTMENTS — 3.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.125%, 9/30/17 - 2/15/26, valued at $14,760,694), in a joint trading account at 0.70%, dated 5/31/17, due 6/1/17 (Delivery value $14,471,679)		14,471,398
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75%, 2/15/45, valued at $12,311,453), at 0.22%, dated 5/31/17, due 6/1/17 (Delivery value $12,066,074)		12,066,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	344	344
TOTAL TEMPORARY CASH INVESTMENTS (Cost $26,537,742)		26,537,742
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $626,669,583)		815,102,630
OTHER ASSETS AND LIABILITIES — (0.6)%		(4,765,857)
TOTAL NET ASSETS — 100.0%		$810,336,773

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	30.7%
Consumer Discretionary	18.3%
Financials	17.6%
Consumer Staples	7.5%
Materials	6.3%
Industrials	4.9%
Energy	4.3%
Health Care	3.2%
Real Estate	2.0%
Utilities	1.7%
Telecommunication Services	0.8%
Cash and Equivalents*	2.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
(1) Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $626,669,583)	$815,102,630
Foreign currency holdings, at value (cost of $5,308,680)	5,308,884
Receivable for capital shares sold	3,704,667
Dividends and interest receivable	1,129,132
825,245,313

Liabilities
Payable for investments purchased	12,991,198
Payable for capital shares redeemed	290,165
Accrued management fees	745,431
Distribution and service fees payable	16,008
Accrued foreign taxes	865,738
14,908,540

Net Assets	$810,336,773

Net Assets Consist of:
Capital (par value and paid-in surplus)	$685,515,824
Distributions in excess of net investment income	(834,843)
Accumulated net realized loss	(61,936,959)
Net unrealized appreciation	187,592,751
$810,336,773

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$639,894,616	63,421,488	$10.09
I Class, $0.01 Par Value	$80,744,004	7,806,902	$10.34
Y Class, $0.01 Par Value	$5,292	511	$10.36
A Class, $0.01 Par Value	$31,514,271	3,237,211	$9.74*
C Class, $0.01 Par Value	$9,632,096	1,074,041	$8.97
R Class, $0.01 Par Value	$2,991,863	304,918	$9.81
R5 Class, $0.01 Par Value	$5,289	511	$10.35
R6 Class, $0.01 Par Value	$45,549,342	4,399,127	$10.35
*Maximum offering price $10.33 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $536,926)	$4,524,524
Interest	31,712
4,556,236

Expenses:
Management fees	5,048,883
Distribution and service fees:
A Class	45,878
C Class	35,875
R Class	6,730
Directors' fees and expenses	9,206
Other expenses	19,034
5,165,606
Fees waived(1)	(954,951)
4,210,655

Net investment income (loss)	345,581

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,675,757
Foreign currency transactions	10,777
6,686,534

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(865,738))	104,092,419
Translation of assets and liabilities in foreign currencies	52,028
104,144,447

Net realized and unrealized gain (loss)	110,830,981

Net Increase (Decrease) in Net Assets Resulting from Operations	$111,176,562

(1)	Amount consists of $770,724, $62,218, $3, $52,109, $10,381, $3,854, $3 and $55,659 for the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016
Operations
Net investment income (loss)	$345,581	$1,592,402
Net realized gain (loss)	6,686,534	(7,224,748)
Change in net unrealized appreciation (depreciation)	104,144,447	37,695,499
Net increase (decrease) in net assets resulting from operations	111,176,562	32,063,153

Distributions to Shareholders
From net investment income:
Investor Class	(1,705,705)	(550,390)
I Class	(210,725)	(88,977)
A Class	(23,887)	—
R6 Class	(256,448)	(128,912)
Decrease in net assets from distributions	(2,196,765)	(768,279)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	113,996,308	96,278,777

Redemption Fees
Increase in net assets from redemption fees	57,773	66,323

Net increase (decrease) in net assets	223,033,878	127,639,974

Net Assets
Beginning of period	587,302,895	459,662,921
End of period	$810,336,773	$587,302,895

Undistributed (distributions in excess of) net investment income	$(834,843)	$1,016,341

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 18% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT Emerging Markets Fund, one fund in a series issued by the corporation. From December 1, 2016 through March 31, 2017, the investment advisor agreed to waive 0.250% of the fund's management fee. Effective April 1, 2017, the investment advisor agreed to increase the amount of the waiver from 0.250% to 0.350% of the fund's management fee. The investment advisor expects this waiver to continue until April 9, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended May 31, 2017 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	1.250% to 1.850%	1.55%	1.26%
I Class	1.050% to 1.650%	1.35%	1.06%
Y Class	0.900% to 1.500%	1.17%	0.82%
A Class	1.250% to 1.850%	1.55%	1.26%
C Class	1.250% to 1.850%	1.55%	1.26%
R Class	1.250% to 1.850%	1.55%	1.26%
R5 Class	1.050% to 1.650%	1.32%	0.97%
R6 Class	0.900% to 1.500%	1.20%	0.91%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $5,210 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 were $255,069,195 and $146,932,719, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017(1)		Year ended November 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	470,000,000		380,000,000
Sold	19,262,676	$181,929,308	18,596,256	$153,561,388
Issued in reinvestment of distributions	170,927	1,625,512	70,047	535,859
Redeemed	(10,885,190)	(102,208,598)	(13,125,822)	(108,549,360)
	8,548,413	81,346,222	5,540,481	45,547,887
I Class/Shares Authorized	60,000,000		35,000,000
Sold	4,226,431	42,850,810	4,559,594	37,876,044
Issued in reinvestment of distributions	21,610	210,697	11,337	88,884
Redeemed	(652,928)	(6,165,974)	(936,195)	(8,059,380)
	3,595,113	36,895,533	3,634,736	29,905,548
Y Class/Shares Authorized	50,000,000		N/A
Sold	511	5,000
A Class/Shares Authorized	50,000,000		30,000,000
Sold	2,246,981	20,403,892	3,099,527	24,741,141
Issued in reinvestment of distributions	2,219	20,368	—	—
Redeemed	(3,582,315)	(32,676,251)	(1,808,554)	(14,483,730)
	(1,333,115)	(12,251,991)	1,290,973	10,257,411
C Class/Shares Authorized	30,000,000		30,000,000
Sold	452,259	3,792,691	446,258	3,315,528
Redeemed	(143,417)	(1,166,881)	(113,764)	(851,314)
	308,842	2,625,810	332,494	2,464,214
R Class/Shares Authorized	30,000,000		30,000,000
Sold	82,511	736,098	158,468	1,280,298
Redeemed	(58,540)	(532,547)	(57,800)	(468,776)
	23,971	203,551	100,668	811,522
R5 Class/Shares Authorized	50,000,000		N/A
Sold	511	5,000
R6 Class/Shares Authorized	50,000,000		40,000,000
Sold	1,199,864	11,457,806	1,486,340	12,613,520
Issued in reinvestment of distributions	26,302	256,448	16,443	128,912
Redeemed	(694,054)	(6,547,071)	(633,883)	(5,450,237)
	532,112	5,167,183	868,900	7,292,195
Net increase (decrease)	11,676,358	$113,996,308	11,768,252	$96,278,777

(1)	April 10, 2017 (commencement of sale) through May 31, 2017 for the Y Class and R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$8,442,096	—	—
Brazil	23,857,063	$29,258,159	—
China	76,851,761	157,566,742	—
Mexico	6,892,665	5,860,964	—
Peru	3,827,832	—	—
Russia	8,445,425	28,142,558	—
Other Countries	—	439,419,623	—
Temporary Cash Investments	344	26,537,398	—
	$128,317,186	$686,785,444	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$626,992,331
Gross tax appreciation of investments	$195,753,165
Gross tax depreciation of investments	(7,642,866)
Net tax appreciation (depreciation) of investments	$188,110,299

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2016, the fund had accumulated short-term capital losses of $(66,561,862) and accumulated long-term capital losses of $(1,738,883), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(57,815,598) expire in 2017 and the remaining losses are unlimited.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$8.57	—(4)	1.55	1.55	(0.03)	$10.09	18.11%	1.27%(5)	1.56%(5)	0.10%(5)	(0.19)%(5)	22%	$639,895
2016	$8.10	0.02	0.46	0.48	(0.01)	$8.57	5.95%	1.38%	1.63%	0.30%	0.05%	59%	$470,280
2015	$9.00	0.03	(0.92)	(0.89)	(0.01)	$8.10	(9.93)%	1.43%	1.68%	0.30%	0.05%	58%	$399,694
2014	$8.87	0.03	0.13	0.16	(0.03)	$9.00	1.84%	1.45%	1.70%	0.29%	0.04%	74%	$393,357
2013	$8.36	0.01	0.53	0.54	(0.03)	$8.87	6.48%	1.63%	1.72%	0.17%	0.08%	68%	$421,274
2012	$7.38	0.02	0.96	0.98	—	$8.36	13.28%	1.74%	1.74%	0.29%	0.29%	85%	$452,331
I Class(6)
2017(3)	$8.79	0.01	1.59	1.60	(0.05)	$10.34	18.22%	1.07%(5)	1.36%(5)	0.30%(5)	0.01%(5)	22%	$80,744
2016	$8.31	0.04	0.47	0.51	(0.03)	$8.79	6.13%	1.18%	1.43%	0.50%	0.25%	59%	$37,036
2015	$9.24	0.02	(0.93)	(0.91)	(0.02)	$8.31	(9.83)%	1.23%	1.48%	0.50%	0.25%	58%	$4,797
2014	$9.09	0.05	0.14	0.19	(0.04)	$9.24	2.07%	1.25%	1.50%	0.49%	0.24%	74%	$16,300
2013	$8.56	0.03	0.55	0.58	(0.05)	$9.09	6.77%	1.43%	1.52%	0.37%	0.28%	68%	$32,452
2012	$7.56	0.04	0.97	1.01	(0.01)	$8.56	13.43%	1.54%	1.54%	0.49%	0.49%	85%	$28,536
Y Class
2017(7)	$9.79	0.02	0.55	0.57	—	$10.36	5.82%	0.83%(5)	1.18%(5)	1.57%(5)	1.22%(5)	22%(8)	$5

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$8.26	(0.01)	1.50	1.49	(0.01)	$9.74	17.99%	1.52%(5)	1.81%(5)	(0.15)%(5)	(0.44)%(5)	22%	$31,514
2016	$7.82	0.01	0.43	0.44	—	$8.26	5.63%	1.63%	1.88%	0.05%	(0.20)%	59%	$37,743
2015	$8.70	0.01	(0.89)	(0.88)	—	$7.82	(10.11)%	1.68%	1.93%	0.05%	(0.20)%	58%	$25,632
2014	$8.59	0.01	0.12	0.13	(0.02)	$8.70	1.59%	1.70%	1.95%	0.04%	(0.21)%	74%	$9,278
2013	$8.09	(0.01)	0.52	0.51	(0.01)	$8.59	6.30%	1.88%	1.97%	(0.08)%	(0.17)%	68%	$11,575
2012	$7.16	—(4)	0.93	0.93	—	$8.09	12.99%	1.99%	1.99%	0.04%	0.04%	85%	$13,745
C Class
2017(3)	$7.63	(0.04)	1.38	1.34	—	$8.97	17.56%	2.27%(5)	2.56%(5)	(0.90)%(5)	(1.19)%(5)	22%	$9,632
2016	$7.28	(0.05)	0.40	0.35	—	$7.63	4.81%	2.38%	2.63%	(0.70)%	(0.95)%	59%	$5,840
2015	$8.15	(0.05)	(0.82)	(0.87)	—	$7.28	(10.67)%	2.43%	2.68%	(0.70)%	(0.95)%	58%	$3,149
2014	$8.09	(0.06)	0.13	0.07	(0.01)	$8.15	0.82%	2.45%	2.70%	(0.71)%	(0.96)%	74%	$3,129
2013	$7.67	(0.06)	0.48	0.42	—	$8.09	5.48%	2.63%	2.72%	(0.83)%	(0.92)%	68%	$3,571
2012	$6.84	(0.05)	0.88	0.83	—	$7.67	12.13%	2.74%	2.74%	(0.71)%	(0.71)%	85%	$3,376

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(3)	$8.33	(0.02)	1.50	1.48	—	$9.81	17.77%	1.77%(5)	2.06%(5)	(0.40)%(5)	(0.69)%(5)	22%	$2,992
2016	$7.90	(0.02)	0.45	0.43	—	$8.33	5.44%	1.88%	2.13%	(0.20)%	(0.45)%	59%	$2,340
2015	$8.82	(0.02)	(0.90)	(0.92)	—	$7.90	(10.43)%	1.93%	2.18%	(0.20)%	(0.45)%	58%	$1,425
2014	$8.72	(0.02)	0.14	0.12	(0.02)	$8.82	1.38%	1.95%	2.20%	(0.21)%	(0.46)%	74%	$1,712
2013	$8.23	(0.02)	0.51	0.49	—	$8.72	5.95%	2.13%	2.22%	(0.33)%	(0.42)%	68%	$1,133
2012	$7.30	(0.02)	0.95	0.93	—	$8.23	12.74%	2.24%	2.24%	(0.21)%	(0.21)%	85%	$824
R5 Class
2017(7)	$9.78	0.02	0.55	0.57	—	$10.35	5.83%	0.98%(5)	1.33%(5)	1.42%(5)	1.07%(5)	22%(8)	$5
R6 Class
2017(3)	$8.81	0.02	1.58	1.60	(0.06)	$10.35	18.24%	0.92%(5)	1.21%(5)	0.45%(5)	0.16%(5)	22%	$45,549
2016	$8.33	0.06	0.46	0.52	(0.04)	$8.81	6.27%	1.03%	1.28%	0.65%	0.40%	59%	$34,065
2015	$9.25	0.07	(0.95)	(0.88)	(0.04)	$8.33	(9.58)%	1.08%	1.33%	0.65%	0.40%	58%	$24,965
2014	$9.09	—(4)	0.20	0.20	(0.04)	$9.25	2.23%	1.10%	1.35%	0.64%	0.39%	74%	$15,174
2013(9)	$8.46	—(4)	0.63	0.63	—	$9.09	7.45%	1.12%(5)	1.37%(5)	0.14%(5)	(0.11)%(5)	68%(10)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2017 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(7)	April 10, 2017 (commencement of sale) through May 31, 2017 (unaudited).

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended May 31, 2017.

(9)	July 26, 2013 (commencement of sale) through November 30, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92633 1707

Semiannual Report

May 31, 2017

Emerging Markets Small Cap Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Sentiment Generally Prevailed Among Investors

Optimism surrounding President Trump’s aggressive pro-growth agenda, along with improving global economic data, upbeat corporate earnings reports in the U.S. and Europe, and continued accommodative central bank policies, triggered rallies among higher-risk assets during the six-month period. In addition, moderate candidate Emmanuel Macron’s victory in France’s presidential election helped ease political uncertainty in Europe, which further aided financial market performance. Global equity markets soared, including the S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index, which gained 10.81%, 17.91%, and 17.51%, respectively. Within these indices, growth stocks significantly outperformed their value counterparts, as investors generally favored companies expected to perform well as economic fundamentals improve.

A similar pattern prevailed within the global fixed-income markets, where higher-risk and higher-yielding sectors were top performers. Meanwhile, yields on short-maturity U.S. Treasuries increased as the Federal Reserve (the Fed) raised its interest rate target twice during the reporting period. However, yields on longer-maturity U.S. Treasuries declined, largely due to waning U.S. economic growth and inflation expectations as the reporting period unfolded. Outside the U.S., ongoing central bank stimulus programs helped keep government bond yields low. Overall, returns among broad U.S. and global fixed-income indices were positive.

Late in the reporting period, investor optimism toward President Trump’s policy agenda faded as health care and tax reform remained stalled. Further delays to these and other pro-growth proposals, combined with the Fed’s efforts to normalize U.S. monetary policy, may impede future risk-on sentiment. Meanwhile, as the Fed continues to tighten, central banks in Europe, the U.K., and Japan remain extremely accommodative. In this environment, we continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2017
Top Ten Holdings	% of net assets
iShares MSCI India Small-Cap ETF	4.6%
Sunny Optical Technology Group Co. Ltd.	2.1%
Duk San Neolux Co. Ltd.	2.0%
TAL Education Group ADR	2.0%
Medy-Tox, Inc.	1.9%
China Lodging Group Ltd. ADR	1.7%
ASPEED Technology, Inc.	1.6%
Vakrangee Ltd.	1.6%
Gourmet Master Co. Ltd.	1.5%
My EG Services Bhd	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	86.3%
Exchange-Traded Funds	4.6%
Total Equity Exposure	90.9%
Temporary Cash Investments	9.1%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
China	19.3%
Taiwan	13.0%
South Korea	12.3%
Brazil	6.8%
South Africa	5.6%
Thailand	4.6%
Russia	3.6%
India	3.3%
Mexico	3.1%
Indonesia	2.5%
Malaysia	2.1%
Other Countries	10.1%
Exchange-Traded Funds(1)	4.6%
Cash and Equivalents(2)	9.1%
(1) Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.
(2) Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,134.10	$8.51	1.60%
I Class	$1,000	$1,135.30	$7.45	1.40%
A Class	$1,000	$1,133.40	$9.84	1.85%
C Class	$1,000	$1,129.10	$13.80	2.60%
R Class	$1,000	$1,131.80	$11.16	2.10%
R6 Class	$1,000	$1,136.90	$6.66	1.25%
Hypothetical
Investor Class	$1,000	$1,016.95	$8.05	1.60%
I Class	$1,000	$1,017.95	$7.04	1.40%
A Class	$1,000	$1,015.71	$9.30	1.85%
C Class	$1,000	$1,011.97	$13.04	2.60%
R Class	$1,000	$1,014.46	$10.55	2.10%
R6 Class	$1,000	$1,018.70	$6.29	1.25%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 86.3%
Argentina — 1.1%
Banco Macro SA ADR	991	$88,665
Brazil — 6.8%
Arezzo Industria e Comercio SA	7,000	68,573
Azul SA ADR(1)	3,075	67,835
Banco ABC Brasil SA Preference Shares	17,400	92,163
Bradespar SA Preference Shares	11,500	68,234
Linx SA	10,400	59,521
Metalurgica Gerdau SA Preference Shares(1)	56,000	76,664
Multiplan Empreendimentos Imobiliarios SA	3,153	62,457
Raia Drogasil SA	1,900	42,263
		537,710
China — 19.3%
AviChina Industry & Technology Co. Ltd., H Shares	56,000	34,423
Baozun, Inc. ADR(1)	3,009	61,835
Beijing Enterprises Water Group Ltd.	100,000	80,076
Brilliance China Automotive Holdings Ltd.	32,000	59,708
China Agri-Industries Holdings Ltd.(1)	206,000	88,559
China Lodging Group Ltd. ADR(1)	1,796	137,214
China Resources Cement Holdings Ltd.	124,000	61,423
China Suntien Green Energy Corp. Ltd., H Shares	342,000	65,832
Golden Eagle Retail Group Ltd.	54,000	77,613
Huaneng Renewables Corp. Ltd., H Shares	166,000	54,960
IMAX China Holding, Inc.(1)	9,500	41,389
Lonking Holdings Ltd.	252,000	69,851
Maanshan Iron & Steel Co. Ltd., H Shares(1)	170,000	59,993
Minth Group Ltd.	10,000	40,680
Nine Dragons Paper Holdings Ltd.	43,000	50,987
SINA Corp.(1)	991	97,088
Sinotruk Hong Kong Ltd.	44,500	27,411
Sunny Optical Technology Group Co. Ltd.	21,000	163,579
TAL Education Group ADR	1,365	158,982
Weibo Corp. ADR(1)	1,356	99,707
		1,531,310
Colombia — 0.7%
Cementos Argos SA	12,956	52,777
Czech — 1.1%
Moneta Money Bank AS	25,330	86,224
Greece — 1.4%
JUMBO SA	6,136	111,044
Hungary — 1.0%
Richter Gedeon Nyrt	2,996	76,582
India — 3.3%
Bharat Financial Inclusion Ltd.(1)	5,877	67,013
Havells India Ltd.	9,039	68,283

6

	Shares	Value
Vakrangee Ltd.	22,005	$124,452
		259,748
Indonesia — 2.5%
AKR Corporindo Tbk PT	141,400	70,328
Indofood Sukses Makmur Tbk PT	139,800	91,836
Mitra Keluarga Karyasehat Tbk PT	231,100	35,394
		197,558
Malaysia — 2.1%
Carlsberg Brewery Malaysia Bhd	15,600	53,871
My EG Services Bhd	233,400	115,609
		169,480
Mexico — 3.1%
Alsea SAB de CV	20,664	74,528
Banregio Grupo Financiero SAB de CV	16,363	91,775
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	7,799	78,350
		244,653
Philippines — 1.6%
DoubleDragon Properties Corp.(1)	60,940	59,379
Puregold Price Club, Inc.	77,000	66,906
		126,285
Poland — 1.2%
KRUK SA	1,165	94,232
Russia — 3.6%
Moscow Exchange MICEX-RTS PJSC	18,441	32,847
TMK PJSC	49,234	71,169
X5 Retail Group NV GDR(1)	2,880	104,256
Yandex NV, A Shares(1)	2,813	74,488
		282,760
South Africa — 5.6%
Capitec Bank Holdings Ltd.	1,711	101,601
Dis-Chem Pharmacies Ltd.	42,293	92,970
Discovery Ltd.	6,941	67,806
Petra Diamonds Ltd.(1)	49,350	82,470
Sappi Ltd.	14,009	103,196
		448,043
South Korea — 12.3%
CJ Korea Express Corp.(1)	231	39,717
Cosmax, Inc.	767	87,689
Duk San Neolux Co. Ltd.(1)	3,845	159,006
GS Retail Co. Ltd.	2,045	102,469
HS Industries Co. Ltd.	9,582	82,332
Kumho Petrochemical Co. Ltd.	1,013	70,755
LG Innotek Co. Ltd.	597	71,452
Medy-Tox, Inc.	325	151,527
Seegene, Inc.(1)	2,987	103,649
SK Materials Co. Ltd.	591	103,673
		972,269
Taiwan — 13.0%
Airtac International Group	8,000	88,301
ASPEED Technology, Inc.	5,000	125,835
AU Optronics Corp.	175,000	68,362

7

	Shares	Value
Chroma ATE, Inc.	31,000	$97,187
Egis Technology, Inc.(1)	7,000	44,217
Global PMX Co. Ltd.	15,000	71,312
Gourmet Master Co. Ltd.	11,000	120,682
Hota Industrial Manufacturing Co. Ltd.	13,829	68,734
Nien Made Enterprise Co. Ltd.	4,000	41,557
Powertech Technology, Inc.	22,000	67,582
Taiwan Paiho Ltd.	27,000	90,213
TCI Co. Ltd.	15,000	84,278
Vanguard International Semiconductor Corp.	32,000	60,321
		1,028,581
Thailand — 4.6%
CH Karnchang PCL	44,900	35,923
Digital Telecommunications Infrastructure Fund	139,300	58,076
KCE Electronics PCL	11,500	36,465
Minor International PCL	81,000	89,181
Sino-Thai Engineering & Construction PCL	89,600	67,739
Srisawad Power 1979 PCL	54,012	79,686
		367,070
Turkey — 1.0%
Tofas Turk Otomobil Fabrikasi AS	9,239	76,732
United Kingdom — 1.0%
Tullow Oil plc(1)	33,352	78,554
TOTAL COMMON STOCKS (Cost $5,698,903)		6,830,277
EXCHANGE-TRADED FUNDS — 4.6%
iShares MSCI India Small-Cap ETF (Cost $244,801)	8,248	359,530
TEMPORARY CASH INVESTMENTS — 9.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.125%, 9/30/17 - 2/15/26, valued at $402,096), in a joint trading account at 0.70%, dated 5/31/17, due 6/1/17 (Delivery value $394,223)		394,215
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $336,668), at 0.22%, dated 5/31/17, due 6/1/17 (Delivery value $328,002)		328,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	834	834
TOTAL TEMPORARY CASH INVESTMENTS (Cost $723,049)		723,049
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,666,753)		7,912,856
OTHER ASSETS AND LIABILITIES†		34
TOTAL NET ASSETS — 100.0%		$7,912,890

8

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	17.8%
Information Technology	17.4%
Materials	11.3%
Consumer Staples	10.3%
Financials	10.1%
Industrials	8.1%
Health Care	4.6%
Energy	2.7%
Utilities	1.7%
Real Estate	1.6%
Telecommunication Services	0.7%
Exchange-Traded Funds	4.6%
Cash and Equivalents*	9.1%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,666,753)	$7,912,856
Foreign currency holdings, at value (cost of $3,949)	3,965
Receivable for capital shares sold	37
Dividends and interest receivable	14,565
7,931,423

Liabilities
Accrued management fees	10,337
Distribution and service fees payable	1,445
Accrued foreign taxes	6,751
18,533

Net Assets	$7,912,890

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,892,760
Accumulated net investment loss	(45,539)
Accumulated net realized loss	(174,289)
Net unrealized appreciation	1,239,958
$7,912,890

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$3,895,554	331,509	$11.75
I Class, $0.01 Par Value	$712,782	60,639	$11.75
A Class, $0.01 Par Value	$1,637,397	139,389	$11.75*
C Class, $0.01 Par Value	$1,171,745	100,000	$11.72
R Class, $0.01 Par Value	$257,410	21,920	$11.74
R6 Class, $0.01 Par Value	$238,002	20,244	$11.76
*Maximum offering price $12.47 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,853)	$48,440
Interest	414
48,854

Expenses:
Management fees	52,311
Distribution and service fees:
A Class	1,882
C Class	5,460
R Class	576
Directors' fees and expenses	91
Other expenses	52
60,372

Net investment income (loss)	(11,518)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	14,807
Foreign currency transactions	(873)
13,934

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(6,751))	837,241
Translation of assets and liabilities in foreign currencies	1,042
838,283

Net realized and unrealized gain (loss)	852,217

Net Increase (Decrease) in Net Assets Resulting from Operations	$840,699

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND PERIOD ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016(1)
Operations
Net investment income (loss)	$(11,518)	$12,647
Net realized gain (loss)	13,934	(199,836)
Change in net unrealized appreciation (depreciation)	838,283	401,675
Net increase (decrease) in net assets resulting from operations	840,699	214,486

Distributions to Shareholders
From net investment income:
Investor Class	(20,088)	—
I Class	(6,486)	—
A Class	(8,573)	—
R Class	(737)	—
R6 Class	(2,472)	—
Decrease in net assets from distributions	(38,356)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,606,858	5,289,203

Net increase (decrease) in net assets	2,409,201	5,503,689

Net Assets
Beginning of period	5,503,689	—
End of period	$7,912,890	$5,503,689

Accumulated undistributed net investment income (loss)	$(45,539)	$4,335

(1)	April 7, 2016 (fund inception) through November 30, 2016.

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. All classes of the fund commenced sale on April 7, 2016, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

13

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in

14

the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 75% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.60%	1.40%	1.60%	1.60%	1.60%	1.25%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended
May 31, 2017 were $2,847,575 and $1,832,069, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017		Period ended November 30, 2016(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	121,724	$1,365,799	236,567	$2,387,142
Issued in reinvestment of distributions	1,979	20,088	—	—
Redeemed	(19,332)	(219,693)	(9,429)	(101,758)
	104,371	1,166,194	227,138	2,285,384
I Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	60,000	600,000
Issued in reinvestment of distributions	639	6,486	—	—
	639	6,486	60,000	600,000
A Class/Shares Authorized	50,000,000		50,000,000
Sold	38,517	405,618	100,028	1,000,309
Issued in reinvestment of distributions	844	8,573	—	—
	39,361	414,191	100,028	1,000,309
C Class/Shares Authorized	40,000,000		50,000,000
Sold	—	—	100,000	1,000,000
R Class/Shares Authorized	30,000,000		50,000,000
Sold	1,585	17,557	20,378	203,997
Issued in reinvestment of distributions	73	737	—	—
Redeemed	(71)	(779)	(45)	(487)
	1,587	17,515	20,333	203,510
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	20,000	200,000
Issued in reinvestment of distributions	244	2,472	—	—
	244	2,472	20,000	200,000
Net increase (decrease)	146,202	$1,606,858	527,499	$5,289,203

(1)	April 7, 2016 (fund inception) through November 30, 2016.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$88,665	—	—
Brazil	67,835	$469,875	—
China	554,826	976,484	—
Russia	74,488	208,272	—
Other Countries	—	4,389,832	—
Exchange-Traded Funds	359,530	—	—
Temporary Cash Investments	834	722,215	—
	$1,146,178	$6,766,678	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,666,753
Gross tax appreciation of investments	$1,379,190
Gross tax depreciation of investments	(133,087)
Net tax appreciation (depreciation) of investments	$1,246,103
The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of November 30, 2016, the fund had accumulated short-term capital losses of $(188,223), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

17

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(4)	$10.45	(0.01)	1.40	1.39	(0.09)	$11.75	13.41%	1.60%(5)	(0.14)%(5)	29%	$3,896
2016(6)	$10.00	0.04	0.41	0.45	—	$10.45	4.50%	1.60%(5)	0.59%(5)	51%	$2,373
I Class(7)
2017(4)	$10.46	—(8)	1.40	1.40	(0.11)	$11.75	13.53%	1.40%(5)	0.06%(5)	29%	$713
2016(6)	$10.00	0.05	0.41	0.46	—	$10.46	4.60%	1.40%(5)	0.79%(5)	51%	$628
A Class
2017(4)	$10.43	(0.02)	1.40	1.38	(0.06)	$11.75	13.34%	1.85%(5)	(0.39)%(5)	29%	$1,637
2016(6)	$10.00	0.02	0.41	0.43	—	$10.43	4.30%	1.85%(5)	0.34%(5)	51%	$1,043
C Class
2017(4)	$10.38	(0.06)	1.40	1.34	—	$11.72	12.91%	2.60%(5)	(1.14)%(5)	29%	$1,172
2016(6)	$10.00	(0.03)	0.41	0.38	—	$10.38	3.80%	2.60%(5)	(0.41)%(5)	51%	$1,038
R Class
2017(4)	$10.41	(0.04)	1.41	1.37	(0.04)	$11.74	13.18%	2.10%(5)	(0.64)%(5)	29%	$257
2016(6)	$10.00	0.01	0.40	0.41	—	$10.41	4.10%	2.10%(5)	0.09%(5)	51%	$212
R6 Class
2017(4)	$10.47	0.01	1.40	1.41	(0.12)	$11.76	13.69%	1.25%(5)	0.21%(5)	29%	$238
2016(6)	$10.00	0.06	0.41	0.47	—	$10.47	4.70%	1.25%(5)	0.94%(5)	51%	$209

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended May 31, 2017 (unaudited).

(5)	Annualized.

(6)	April 7, 2016 (fund inception) through November 30, 2016.

(7)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(8)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92636 1707

Semiannual Report

May 31, 2017

Focused International Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Sentiment Generally Prevailed Among Investors

Optimism surrounding President Trump’s aggressive pro-growth agenda, along with improving global economic data, upbeat corporate earnings reports in the U.S. and Europe, and continued accommodative central bank policies, triggered rallies among higher-risk assets during the six-month period. In addition, moderate candidate Emmanuel Macron’s victory in France’s presidential election helped ease political uncertainty in Europe, which further aided financial market performance. Global equity markets soared, including the S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index, which gained 10.81%, 17.91%, and 17.51%, respectively. Within these indices, growth stocks significantly outperformed their value counterparts, as investors generally favored companies expected to perform well as economic fundamentals improve.

A similar pattern prevailed within the global fixed-income markets, where higher-risk and higher-yielding sectors were top performers. Meanwhile, yields on short-maturity U.S. Treasuries increased as the Federal Reserve (the Fed) raised its interest rate target twice during the reporting period. However, yields on longer-maturity U.S. Treasuries declined, largely due to waning U.S. economic growth and inflation expectations as the reporting period unfolded. Outside the U.S., ongoing central bank stimulus programs helped keep government bond yields low. Overall, returns among broad U.S. and global fixed-income indices were positive.

Late in the reporting period, investor optimism toward President Trump’s policy agenda faded as health care and tax reform remained stalled. Further delays to these and other pro-growth proposals, combined with the Fed’s efforts to normalize U.S. monetary policy, may impede future risk-on sentiment. Meanwhile, as the Fed continues to tighten, central banks in Europe, the U.K., and Japan remain extremely accommodative. In this environment, we continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2017
Top Ten Holdings	% of net assets
Tencent Holdings Ltd.	3.9%
Kering	3.8%
Alibaba Group Holding Ltd. ADR	3.8%
Roche Holding AG	3.2%
London Stock Exchange Group plc	3.2%
AIA Group Ltd.	2.8%
Lonza Group AG	2.8%
KBC Group NV	2.7%
adidas AG	2.7%
CRH plc	2.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	94.7%
Temporary Cash Investments	4.9%
Other Assets and Liabilities	0.4%

Investments by Country	% of net assets
United Kingdom	16.5%
Japan	12.8%
China	7.7%
Germany	6.7%
Switzerland	6.0%
France	6.0%
Ireland	4.7%
Australia	4.5%
India	4.0%
Denmark	4.0%
Russia	3.5%
Hong Kong	2.8%
Belgium	2.7%
Portugal	2.6%
Indonesia	2.5%
Austria	2.4%
Other Countries	5.3%
Cash and Equivalents*	5.3%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,157.60	$6.62	1.23%
I Class	$1,000	$1,158.70	$5.54	1.03%
A Class	$1,000	$1,156.00	$7.96	1.48%
C Class	$1,000	$1,151.90	$11.96	2.23%
R Class	$1,000	$1,154.30	$9.29	1.73%
R6 Class	$1,000	$1,159.30	$4.74	0.88%
Hypothetical
Investor Class	$1,000	$1,018.80	$6.19	1.23%
I Class	$1,000	$1,019.80	$5.19	1.03%
A Class	$1,000	$1,017.55	$7.44	1.48%
C Class	$1,000	$1,013.81	$11.20	2.23%
R Class	$1,000	$1,016.31	$8.70	1.73%
R6 Class	$1,000	$1,020.54	$4.43	0.88%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.7%
Australia — 4.5%
CSL Ltd.	1,570	$150,828
Treasury Wine Estates Ltd.	14,560	140,861
		291,689
Austria — 2.4%
Erste Group Bank AG	4,210	152,756
Belgium — 2.7%
KBC Group NV	2,310	173,809
Brazil — 1.7%
Itau Unibanco Holding SA Preference Shares	9,700	106,864
China — 7.7%
Alibaba Group Holding Ltd. ADR(1)	1,990	243,695
Tencent Holdings Ltd.	7,400	254,120
		497,815
Denmark — 4.0%
AP Moller - Maersk A/S, B Shares	60	114,265
DSV A/S	2,290	139,410
		253,675
France — 6.0%
Kering	740	244,728
TOTAL SA	2,700	143,372
		388,100
Germany — 6.7%
adidas AG	900	172,125
Infineon Technologies AG	5,870	129,837
Zalando SE(1)	2,650	126,547
		428,509
Hong Kong — 2.8%
AIA Group Ltd.	25,600	181,507
India — 4.0%
HDFC Bank Ltd. ADR	1,620	142,236
Tata Motors Ltd. ADR	3,110	114,541
		256,777
Indonesia — 2.5%
Bank Mandiri Persero Tbk PT	172,800	163,460
Ireland — 4.7%
CRH plc	4,650	167,442
Ryanair Holdings plc ADR(1)	1,270	135,560
		303,002
Japan — 12.8%
Calbee, Inc.	3,900	151,070
Komatsu Ltd.	4,900	116,516
MonotaRO Co. Ltd.	4,000	134,718
Omron Corp.	848	35,452
ORIX Corp.	8,800	138,893
Pola Orbis Holdings, Inc.	800	22,393

6

	Shares	Value
Shin-Etsu Chemical Co. Ltd.	1,300	$116,583
Start Today Co. Ltd.	4,400	109,811
		825,436
Portugal — 2.6%
Jeronimo Martins SGPS SA	8,350	166,213
Russia — 3.5%
X5 Retail Group NV GDR(1)	3,140	113,668
Yandex NV, A Shares(1)	4,110	108,833
		222,501
Sweden — 1.7%
Lundin Petroleum AB(1)	5,610	108,955
Switzerland — 6.0%
Lonza Group AG	870	180,189
Roche Holding AG	760	208,567
		388,756
Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	121,480
United Kingdom — 16.5%
Ashtead Group plc	4,980	100,482
London Stock Exchange Group plc	4,690	206,967
Shire plc	2,090	120,411
St. James's Place plc	7,550	114,107
Tullow Oil plc(1)	38,146	89,845
Weir Group plc (The)	5,750	134,540
Wolseley plc	2,020	132,996
Worldpay Group plc	40,750	163,079
		1,062,427
TOTAL COMMON STOCKS (Cost $5,215,026)		6,093,731
TEMPORARY CASH INVESTMENTS — 4.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.125%, 9/30/17 - 2/15/26, valued at $176,584), in a joint trading account at 0.70%, dated 5/31/17, due 6/1/17 (Delivery value $173,126)		173,123
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 2/15/46, valued at $151,983), at 0.22%, dated 5/31/17, due 6/1/17 (Delivery value $144,001)		144,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	410	410
TOTAL TEMPORARY CASH INVESTMENTS (Cost $317,533)		317,533
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $5,532,559)		6,411,264
OTHER ASSETS AND LIABILITIES — 0.4%		27,279
TOTAL NET ASSETS — 100.0%		$6,438,543

7

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.5%
Information Technology	16.4%
Industrials	15.7%
Consumer Discretionary	12.0%
Health Care	10.2%
Consumer Staples	9.2%
Energy	5.3%
Materials	4.4%
Cash and Equivalents*	5.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,532,559)	$6,411,264
Foreign currency holdings, at value (cost of $9,015)	9,024
Receivable for investments sold	31,423
Dividends and interest receivable	16,825
6,468,536

Liabilities
Payable for investments purchased	22,449
Accrued management fees	6,271
Distribution and service fees payable	1,273
29,993

Net Assets	$6,438,543

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,799,073
Undistributed net investment income	4,676
Accumulated net realized loss	(244,062)
Net unrealized appreciation	878,856
$6,438,543

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$3,058,774	273,209	$11.20
I Class, $0.01 Par Value	$678,546	60,585	$11.20
A Class, $0.01 Par Value	$1,130,489	101,014	$11.19*
C Class, $0.01 Par Value	$1,115,129	100,000	$11.15
R Class, $0.01 Par Value	$229,026	20,473	$11.19
R6 Class, $0.01 Par Value	$226,579	20,225	$11.20
*Maximum offering price $11.87 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $5,548)	$56,766
Interest	287
57,053

Expenses:
Management fees	32,657
Distribution and service fees:
A Class	1,298
C Class	5,131
R Class	523
Directors' fees and expenses	77
39,686

Net investment income (loss)	17,367

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(89,967)
Foreign currency transactions	(1,351)
(91,318)

Change in net unrealized appreciation (depreciation) on:
Investments	876,888
Translation of assets and liabilities in foreign currencies	500
877,388

Net realized and unrealized gain (loss)	786,070

Net Increase (Decrease) in Net Assets Resulting from Operations	$803,437

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND PERIOD ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016(1)
Operations
Net investment income (loss)	$17,367	$11,526
Net realized gain (loss)	(91,318)	(150,814)
Change in net unrealized appreciation (depreciation)	877,388	1,468
Net increase (decrease) in net assets resulting from operations	803,437	(137,820)

Distributions to Shareholders
From net investment income:
Investor Class	(15,998)	—
I Class	(5,676)	—
A Class	(5,085)	—
R Class	(529)	—
R6 Class	(2,184)	—
Decrease in net assets from distributions	(29,472)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	666,418	5,135,980

Net increase (decrease) in net assets	1,440,383	4,998,160

Net Assets
Beginning of period	4,998,160	—
End of period	$6,438,543	$4,998,160

Undistributed net investment income	$4,676	$16,781

(1)	March 29, 2016 (fund inception) through November 30, 2016.

See Notes to Financial Statements.

11

Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. All classes of the fund commenced sale on March 29, 2016, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

12

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 87% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.23%	1.03%	1.23%	1.23%	1.23%	0.88%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 were $2,965,558 and $2,575,745, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017		Period ended November 30, 2016(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	72,295	$771,916	220,924	$2,212,252
Issued in reinvestment of distributions	1,649	15,998	—	—
Redeemed	(13,450)	(137,414)	(8,209)	(83,202)
	60,494	650,500	212,715	2,129,050
I Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	60,000	600,000
Issued in reinvestment of distributions	585	5,676	—	—
	585	5,676	60,000	600,000
A Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	100,491	1,005,000
Issued in reinvestment of distributions	523	5,085	—	—
	523	5,085	100,491	1,005,000
C Class/Shares Authorized	40,000,000		50,000,000
Sold	—	—	100,000	1,000,000
R Class/Shares Authorized	30,000,000		50,000,000
Sold	276	2,912	20,203	202,104
Issued in reinvestment of distributions	54	529	—	—
Redeemed	(43)	(468)	(17)	(174)
	287	2,973	20,186	201,930
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	20,000	200,000
Issued in reinvestment of distributions	225	2,184	—	—
	225	2,184	20,000	200,000
Net increase (decrease)	62,114	$666,418	513,392	$5,135,980

(1)	March 29, 2016 (fund inception) through November 30, 2016.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$243,695	$254,120	—
India	256,777	—	—
Ireland	135,560	167,442	—
Russia	108,833	113,668	—
Other Countries	—	4,813,636	—
Temporary Cash Investments	410	317,123	—
	$745,275	$5,665,989	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,543,609
Gross tax appreciation of investments	$913,352
Gross tax depreciation of investments	(45,697)
Net tax appreciation (depreciation) of investments	$867,655

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2016, the fund had accumulated short-term capital losses of $(150,392), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

16

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$9.75	0.05	1.48	1.53	(0.08)	$11.20	15.76%	1.23%(4)	0.85%(4)	48%	$3,059
2016(5)	$10.00	0.04	(0.29)	(0.25)	—	$9.75	(2.50)%	1.23%(4)	0.56%(4)	47%	$2,074
I Class(6)
2017(3)	$9.76	0.05	1.48	1.53	(0.09)	$11.20	15.87%	1.03%(4)	1.05%(4)	48%	$679
2016(5)	$10.00	0.05	(0.29)	(0.24)	—	$9.76	(2.40)%	1.03%(4)	0.76%(4)	47%	$586
A Class
2017(3)	$9.73	0.03	1.48	1.51	(0.05)	$11.19	15.60%	1.48%(4)	0.60%(4)	48%	$1,130
2016(5)	$10.00	0.02	(0.29)	(0.27)	—	$9.73	(2.70)%	1.48%(4)	0.31%(4)	47%	$978
C Class
2017(3)	$9.68	(0.01)	1.48	1.47	—	$11.15	15.19%	2.23%(4)	(0.15)%(4)	48%	$1,115
2016(5)	$10.00	(0.03)	(0.29)	(0.32)	—	$9.68	(3.20)%	2.23%(4)	(0.44)%(4)	47%	$968
R Class
2017(3)	$9.72	0.02	1.48	1.50	(0.03)	$11.19	15.43%	1.73%(4)	0.35%(4)	48%	$229
2016(5)	$10.00	—(7)	(0.28)	(0.28)	—	$9.72	(2.80)%	1.73%(4)	0.06%(4)	47%	$196
R6 Class
2017(3)	$9.77	0.06	1.48	1.54	(0.11)	$11.20	15.93%	0.88%(4)	1.20%(4)	48%	$227
2016(5)	$10.00	0.06	(0.29)	(0.23)	—	$9.77	(2.30)%	0.88%(4)	0.91%(4)	47%	$195

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2017 (unaudited).

(4)	Annualized.

(5)	March 29, 2016 (fund inception) through November 30, 2016.

(6)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92637 1707

Semiannual Report

May 31, 2017

Global Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Sentiment Generally Prevailed Among Investors

Optimism surrounding President Trump’s aggressive pro-growth agenda, along with improving global economic data, upbeat corporate earnings reports in the U.S. and Europe, and continued accommodative central bank policies, triggered rallies among higher-risk assets during the six-month period. In addition, moderate candidate Emmanuel Macron’s victory in France’s presidential election helped ease political uncertainty in Europe, which further aided financial market performance. Global equity markets soared, including the S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index, which gained 10.81%, 17.91%, and 17.51%, respectively. Within these indices, growth stocks significantly outperformed their value counterparts, as investors generally favored companies expected to perform well as economic fundamentals improve.

A similar pattern prevailed within the global fixed-income markets, where higher-risk and higher-yielding sectors were top performers. Meanwhile, yields on short-maturity U.S. Treasuries increased as the Federal Reserve (the Fed) raised its interest rate target twice during the reporting period. However, yields on longer-maturity U.S. Treasuries declined, largely due to waning U.S. economic growth and inflation expectations as the reporting period unfolded. Outside the U.S., ongoing central bank stimulus programs helped keep government bond yields low. Overall, returns among broad U.S. and global fixed-income indices were positive.

Late in the reporting period, investor optimism toward President Trump’s policy agenda faded as health care and tax reform remained stalled. Further delays to these and other pro-growth proposals, combined with the Fed’s efforts to normalize U.S. monetary policy, may impede future risk-on sentiment. Meanwhile, as the Fed continues to tighten, central banks in Europe, the U.K., and Japan remain extremely accommodative. In this environment, we continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2017
Top Ten Holdings	% of net assets
Alphabet, Inc.*	4.0%
Facebook, Inc., Class A	2.6%
Tencent Holdings Ltd.	2.2%
Martin Marietta Materials, Inc.	2.1%
Pioneer Natural Resources Co.	1.9%
Equinix, Inc.	1.9%
Adobe Systems, Inc.	1.8%
CRH plc	1.7%
Kering	1.7%
Visa, Inc., Class A	1.7%
*Includes all classes of the issuer held by the fund.

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	62.2%
Foreign Common Stocks	36.5%
Total Common Stocks	98.7%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	0.2%

Investments by Country	% of net assets
United States	62.2%
France	8.0%
Japan	4.5%
China	3.6%
United Kingdom	3.3%
Hong Kong	2.3%
Other Countries	14.8%
Cash and Equivalents**	1.3%
**Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,161.90	$5.82	1.08%
I Class	$1,000	$1,162.60	$4.74	0.88%
Y Class	$1,000	$1,059.40(2)	$1.07(3)	0.73%
A Class	$1,000	$1,160.50	$7.16	1.33%
C Class	$1,000	$1,155.70	$11.18	2.08%
R Class	$1,000	$1,158.60	$8.50	1.58%
R5 Class	$1,000	$1,059.70(2)	$1.29(3)	0.88%
R6 Class	$1,000	$1,163.30	$3.94	0.73%
Hypothetical
Investor Class	$1,000	$1,019.55	$5.44	1.08%
I Class	$1,000	$1,020.54	$4.43	0.88%
Y Class	$1,000	$1,021.29(4)	$3.68(4)	0.73%
A Class	$1,000	$1,018.30	$6.69	1.33%
C Class	$1,000	$1,014.56	$10.45	2.08%
R Class	$1,000	$1,017.05	$7.95	1.58%
R5 Class	$1,000	$1,020.54(4)	$4.43(4)	0.88%
R6 Class	$1,000	$1,021.29	$3.68	0.73%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through May 31, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 52, the number of days in the period from April 10, 2017 (commencement of sale) through May 31, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

5

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Austria — 0.7%
Erste Group Bank AG	103,750	$3,764,484
Belgium — 0.3%
UCB SA	23,720	1,673,892
Brazil — 0.8%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	465,700	2,684,005
CCR SA	323,800	1,662,052
		4,346,057
China — 3.6%
Alibaba Group Holding Ltd. ADR(1)	58,440	7,156,563
Tencent Holdings Ltd.	335,900	11,534,971
		18,691,534
Denmark — 0.8%
AP Moller - Maersk A/S, B Shares	2,180	4,151,628
France — 8.0%
Danone SA	81,030	6,014,932
Ingenico Group SA	36,750	3,572,639
Kering	27,080	8,955,737
Legrand SA	61,460	4,213,575
Thales SA	34,070	3,762,953
TOTAL SA	158,290	8,405,314
Valeo SA	77,760	5,413,182
Vivendi SA	71,840	1,557,941
		41,896,273
Germany — 1.5%
Fresenius Medical Care AG & Co. KGaA	49,183	4,705,064
Zalando SE(1)	63,560	3,035,217
		7,740,281
Hong Kong — 2.3%
AIA Group Ltd.	804,200	5,701,863
Hang Seng Bank Ltd.	148,100	3,126,377
Melco Resorts & Entertainment Ltd. ADR	134,009	3,025,923
		11,854,163
Hungary — 0.5%
OTP Bank plc	80,490	2,509,464
India — 1.5%
HDFC Bank Ltd.	210,380	5,356,180
Tata Motors Ltd. ADR	67,430	2,483,447
		7,839,627
Indonesia — 1.4%
Astra International Tbk PT	5,940,300	3,902,224
Bank Central Asia Tbk PT	2,652,700	3,415,451
		7,317,675
Ireland — 1.7%
CRH plc	251,475	9,055,354

6

	Shares	Value
Japan — 4.5%
Keyence Corp.	11,800	$5,360,343
ORIX Corp.	376,900	5,948,724
Pola Orbis Holdings, Inc.	33,800	946,095
Rakuten, Inc.	220,300	2,677,416
Rohm Co. Ltd.	21,200	1,701,743
Start Today Co. Ltd.	170,900	4,265,170
Sysmex Corp.	40,600	2,412,171
		23,311,662
Netherlands — 1.1%
ASML Holding NV	17,800	2,349,485
Unilever NV CVA	62,470	3,557,905
		5,907,390
Poland — 0.4%
Powszechny Zaklad Ubezpieczen SA	179,130	2,134,604
Portugal — 0.9%
Jeronimo Martins SGPS SA	236,760	4,712,886
Spain — 0.8%
Industria de Diseno Textil SA	98,300	4,018,927
Switzerland — 1.9%
Julius Baer Group Ltd.	75,490	3,908,754
Roche Holding AG	21,011	5,766,066
		9,674,820
Turkey — 0.5%
Turkiye Garanti Bankasi AS	1,032,980	2,810,910
United Kingdom — 3.3%
Ashtead Group plc	247,108	4,985,932
London Stock Exchange Group plc	100,990	4,456,631
Shire plc	79,050	4,554,313
Weir Group plc (The)	142,990	3,345,718
		17,342,594
United States — 62.2%
Adobe Systems, Inc.(1)	64,797	9,192,102
Agilent Technologies, Inc.	90,240	5,445,082
Allegion plc	64,236	5,050,877
Allergan plc	22,760	5,092,550
Alliance Data Systems Corp.	27,522	6,636,380
Alphabet, Inc., Class A(1)	11,555	11,405,825
Alphabet, Inc., Class C(1)	9,844	9,498,082
American Express Co.	94,570	7,276,216
American Tower Corp.	40,860	5,360,423
AMETEK, Inc.	54,160	3,304,843
Autodesk, Inc.(1)	71,360	7,975,907
Bank of America Corp.	144,700	3,242,727
Becton Dickinson and Co.	39,920	7,554,062
Boston Scientific Corp.(1)	260,330	7,036,720
Celgene Corp.(1)	75,068	8,588,530
Cerner Corp.(1)	57,240	3,740,634
Citizens Financial Group, Inc.	93,640	3,193,124
Cognizant Technology Solutions Corp., Class A	50,810	3,399,697
Comerica, Inc.	68,870	4,721,727

7

	Shares	Value
Costco Wholesale Corp.	21,210	$3,826,920
Danaher Corp.	47,160	4,005,770
EOG Resources, Inc.	88,130	7,959,020
EQT Corp.	114,070	6,304,649
Equinix, Inc.	21,956	9,682,816
Facebook, Inc., Class A(1)	89,641	13,577,026
Fidelity National Information Services, Inc.	46,905	4,027,732
Fortune Brands Home & Security, Inc.	103,103	6,505,799
HD Supply Holdings, Inc.(1)	104,390	4,212,136
Home Depot, Inc. (The)	51,254	7,868,001
IHS Markit Ltd.(1)	127,200	5,832,120
Ingersoll-Rand plc	45,795	4,103,232
Intercontinental Exchange, Inc.	145,610	8,764,266
Lennox International, Inc.	21,990	3,894,429
MarketAxess Holdings, Inc.	15,903	3,030,794
Martin Marietta Materials, Inc.	49,930	11,189,313
Mastercard, Inc., Class A	57,790	7,101,235
Mondelez International, Inc., Class A	89,610	4,174,930
Monster Beverage Corp.(1)	87,120	4,404,787
MSCI, Inc., Class A	44,820	4,559,539
Netflix, Inc.(1)	12,780	2,084,035
Newell Brands, Inc.	131,970	6,987,811
PayPal Holdings, Inc.(1)	114,980	6,003,106
Pioneer Natural Resources Co.	58,388	9,742,622
Priceline Group, Inc. (The)(1)	1,710	3,209,824
Roper Technologies, Inc.	37,970	8,626,784
SBA Communications Corp.(1)	17,600	2,431,968
Sirius XM Holdings, Inc.	860,760	4,518,990
Sysco Corp.	60,910	3,323,250
Texas Capital Bancshares, Inc.(1)	45,040	3,305,936
Texas Instruments, Inc.	51,540	4,251,535
Ulta Salon Cosmetics & Fragrance, Inc.(1)	10,350	3,155,094
UnitedHealth Group, Inc.	27,296	4,781,713
Visa, Inc., Class A	92,142	8,774,683
Zions Bancorporation	143,859	5,764,430
Zoetis, Inc.	93,648	5,832,397
		325,534,200
TOTAL COMMON STOCKS (Cost $361,428,925)		516,288,425
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.125%, 9/30/17 - 2/15/26, valued at $3,063,806), in a joint trading account at 0.70%, dated 5/31/17, due 6/1/17 (Delivery value $3,003,816)		3,003,758
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $2,557,674), at 0.22%, dated 5/31/17, due 6/1/17 (Delivery value $2,504,015)		2,504,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,507,758)		5,507,758
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $366,936,683)		521,796,183
OTHER ASSETS AND LIABILITIES — 0.2%		1,213,961
TOTAL NET ASSETS — 100.0%		$523,010,144

8

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	23.8%
Financials	17.2%
Health Care	13.5%
Consumer Discretionary	12.8%
Industrials	12.1%
Energy	6.2%
Consumer Staples	5.9%
Materials	3.8%
Real Estate	3.4%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $366,936,683)	$521,796,183
Cash	1,092
Foreign currency holdings, at value (cost of $215,623)	215,697
Receivable for investments sold	2,770,742
Receivable for capital shares sold	88,144
Dividends and interest receivable	1,501,768
Other assets	1,360
526,374,986

Liabilities
Payable for investments purchased	1,608,758
Payable for capital shares redeemed	1,280,733
Accrued management fees	460,090
Distribution and service fees payable	15,261
3,364,842

Net Assets	$523,010,144

Net Assets Consist of:
Capital (par value and paid-in surplus)	$343,447,436
Distributions in excess of net investment income	(1,727,060)
Undistributed net realized gain	26,403,788
Net unrealized appreciation	154,885,980
$523,010,144

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$417,098,624	33,622,843	$12.41
I Class, $0.01 Par Value	$43,265,843	3,430,683	$12.61
Y Class, $0.01 Par Value	$5,293	418	$12.66
A Class, $0.01 Par Value	$30,241,716	2,499,605	$12.10*
C Class, $0.01 Par Value	$5,907,013	550,354	$10.73
R Class, $0.01 Par Value	$7,817,410	653,861	$11.96
R5 Class, $0.01 Par Value	$5,297	420	$12.61
R6 Class, $0.01 Par Value	$18,668,948	1,474,503	$12.66
*Maximum offering price $12.84 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $273,846)	$4,056,723
Interest	6,795
4,063,518

Expenses:
Management fees	2,591,748
Distribution and service fees:
A Class	43,673
C Class	31,200
R Class	19,466
Directors' fees and expenses	7,040
Other expenses	9,081
2,702,208

Net investment income (loss)	1,361,310

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	27,780,931
Foreign currency transactions	(39,092)
27,741,839

Change in net unrealized appreciation (depreciation) on:
Investments	45,785,254
Translation of assets and liabilities in foreign currencies	47,488
45,832,742

Net realized and unrealized gain (loss)	73,574,581

Net Increase (Decrease) in Net Assets Resulting from Operations	$74,935,891

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016
Operations
Net investment income (loss)	$1,361,310	$1,269,097
Net realized gain (loss)	27,741,839	5,171,444
Change in net unrealized appreciation (depreciation)	45,832,742	(24,819,740)
Net increase (decrease) in net assets resulting from operations	74,935,891	(18,379,199)

Distributions to Shareholders
From net investment income:
Investor Class	(1,172,124)	(479,702)
I Class	(138,636)	(98,254)
A Class	(88,871)	—
C Class	(5,519)	—
R Class	(15,751)	—
R6 Class	(66,880)	(70,054)
From net realized gains:
Investor Class	(4,516,594)	(28,545,970)
I Class	(453,950)	(2,099,704)
A Class	(430,288)	(3,017,077)
C Class	(85,683)	(622,424)
R Class	(92,080)	(412,601)
R6 Class	(199,745)	(1,009,189)
Decrease in net assets from distributions	(7,266,121)	(36,354,975)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(35,615,574)	(7,759,236)

Redemption Fees
Increase in net assets from redemption fees	4,032	16,755

Net increase (decrease) in net assets	32,058,228	(62,476,655)

Net Assets
Beginning of period	490,951,916	553,428,571
End of period	$523,010,144	$490,951,916

Distributions in excess of net investment income	$(1,727,060)	$(1,600,589)

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

13

Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.300%	1.07%
I Class	0.850% to 1.100%	0.87%
Y Class	0.700% to 0.950%	0.72%
A Class	1.050% to 1.300%	1.07%
C Class	1.050% to 1.300%	1.07%
R Class	1.050% to 1.300%	1.07%
R5 Class	0.850% to 1.100%	0.87%
R6 Class	0.700% to 0.950%	0.72%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

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Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $306,228 and $15,854, respectively. The effect of interfund transactions on the Statement of Operations was $5,580 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 were $144,229,398 and $190,632,565, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017(1)		Year ended November 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	350,000,000		300,000,000
Sold	1,530,311	$17,886,341	2,727,985	$29,305,976
Issued in reinvestment of distributions	489,710	5,515,331	2,586,515	28,244,747
Redeemed	(4,116,080)	(46,640,969)	(6,568,047)	(70,685,855)
	(2,096,059)	(23,239,297)	(1,253,547)	(13,135,132)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	1,579,703	18,665,805	1,238,720	13,699,629
Issued in reinvestment of distributions	50,829	582,556	198,510	2,197,504
Redeemed	(1,562,950)	(18,527,356)	(799,663)	(8,646,207)
	67,582	721,005	637,567	7,250,926
Y Class/Shares Authorized	50,000,000		N/A
Sold	418	5,000
A Class/Shares Authorized	40,000,000		40,000,000
Sold	233,654	2,620,430	629,395	6,620,405
Issued in reinvestment of distributions	46,105	505,916	272,105	2,906,077
Redeemed	(1,218,484)	(13,966,200)	(1,363,917)	(14,333,551)
	(938,725)	(10,839,854)	(462,417)	(4,807,069)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	25,979	254,326	148,416	1,403,670
Issued in reinvestment of distributions	7,178	69,813	44,341	424,787
Redeemed	(212,179)	(2,099,447)	(265,093)	(2,518,810)
	(179,022)	(1,775,308)	(72,336)	(690,353)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	81,501	897,728	261,294	2,727,028
Issued in reinvestment of distributions	9,907	107,627	38,905	412,005
Redeemed	(107,006)	(1,243,112)	(148,521)	(1,562,953)
	(15,598)	(237,757)	151,678	1,576,080
R5 Class/Shares Authorized	50,000,000		N/A
Sold	420	5,000
R6 Class/Shares Authorized	50,000,000		40,000,000
Sold	122,546	1,446,838	470,512	5,062,149
Issued in reinvestment of distributions	23,164	266,625	97,317	1,079,243
Redeemed	(165,338)	(1,967,826)	(373,215)	(4,095,080)
	(19,628)	(254,363)	194,614	2,046,312
Net increase (decrease)	(3,180,612)	$(35,615,574)	(804,441)	$(7,759,236)

(1)	April 10, 2017 (commencement of sale) through May 31, 2017 for the Y Class and R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

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•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Austria	—	$3,764,484	—
Belgium	—	1,673,892	—
Brazil	—	4,346,057	—
China	$7,156,563	11,534,971	—
Denmark	—	4,151,628	—
France	—	41,896,273	—
Germany	—	7,740,281	—
Hong Kong	3,025,923	8,828,240	—
Hungary	—	2,509,464	—
India	2,483,447	5,356,180	—
Indonesia	—	7,317,675	—
Ireland	—	9,055,354	—
Japan	—	23,311,662	—
Netherlands	—	5,907,390	—
Poland	—	2,134,604	—
Portugal	—	4,712,886	—
Spain	—	4,018,927	—
Switzerland	—	9,674,820	—
Turkey	—	2,810,910	—
United Kingdom	—	17,342,594	—
United States	325,534,200	—	—
Temporary Cash Investments	—	5,507,758	—
	$338,200,133	$183,596,050	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$368,366,766
Gross tax appreciation of investments	$155,936,717
Gross tax depreciation of investments	(2,507,300)
Net tax appreciation (depreciation) of investments	$153,429,417

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$10.84	0.03	1.71	1.74	(0.04)	(0.13)	(0.17)	$12.41	16.19%	1.08%(4)	0.55%(4)	29%	$417,099
2016	$12.01	0.03	(0.42)	(0.39)	(0.01)	(0.77)	(0.78)	$10.84	(3.24)%	1.08%	0.27%	57%	$387,155
2015	$12.94	—(5)	0.12	0.12	—	(1.05)	(1.05)	$12.01	1.37%	1.08%	0.04%	50%	$443,915
2014	$12.39	—(5)	0.91	0.91	(0.08)	(0.28)	(0.36)	$12.94	7.53%	1.08%	0.03%	46%	$462,889
2013	$9.63	0.01	2.79	2.80	(0.04)	—	(0.04)	$12.39	29.15%	1.09%	0.11%	64%	$437,599
2012	$8.52	0.03	1.11	1.14	(0.03)	—	(0.03)	$9.63	13.37%	1.10%	0.28%	54%	$373,887
I Class(6)
2017(3)	$11.01	0.05	1.72	1.77	(0.04)	(0.13)	(0.17)	$12.61	16.26%	0.88%(4)	0.75%(4)	29%	$43,266
2016	$12.19	0.05	(0.42)	(0.37)	(0.04)	(0.77)	(0.81)	$11.01	(3.07)%	0.88%	0.47%	57%	$37,028
2015	$13.09	0.03	0.12	0.15	—	(1.05)	(1.05)	$12.19	1.60%	0.88%	0.24%	50%	$33,211
2014	$12.52	0.03	0.91	0.94	(0.09)	(0.28)	(0.37)	$13.09	7.68%	0.88%	0.23%	46%	$78,802
2013	$9.73	0.03	2.82	2.85	(0.06)	—	(0.06)	$12.52	29.42%	0.89%	0.31%	64%	$80,968
2012	$8.60	0.05	1.13	1.18	(0.05)	—	(0.05)	$9.73	13.71%	0.90%	0.48%	54%	$47,203
Y Class
2017(7)	$11.95	0.03	0.68	0.71	—	—	—	$12.66	5.94%	0.73%(4)	1.96%(4)	29%(8)	$5

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$10.58	0.01	1.67	1.68	(0.03)	(0.13)	(0.16)	$12.10	16.05%	1.33%(4)	0.30%(4)	29%	$30,242
2016	$11.76	—(5)	(0.41)	(0.41)	—	(0.77)	(0.77)	$10.58	(3.52)%	1.33%	0.02%	57%	$36,382
2015	$12.72	(0.02)	0.11	0.09	—	(1.05)	(1.05)	$11.76	1.14%	1.33%	(0.21)%	50%	$45,855
2014	$12.21	(0.03)	0.89	0.86	(0.07)	(0.28)	(0.35)	$12.72	7.23%	1.33%	(0.22)%	46%	$54,091
2013	$9.49	(0.02)	2.75	2.73	(0.01)	—	(0.01)	$12.21	28.83%	1.34%	(0.14)%	64%	$51,351
2012	$8.39	—(5)	1.10	1.10	—(5)	—	—(5)	$9.49	13.16%	1.35%	0.03%	54%	$33,938
C Class
2017(3)	$9.42	(0.02)	1.47	1.45	(0.01)	(0.13)	(0.14)	$10.73	15.57%	2.08%(4)	(0.45)%(4)	29%	$5,907
2016	$10.63	(0.07)	(0.37)	(0.44)	—	(0.77)	(0.77)	$9.42	(4.23)%	2.08%	(0.73)%	57%	$6,872
2015	$11.68	(0.10)	0.10	—(5)	—	(1.05)	(1.05)	$10.63	0.40%	2.08%	(0.96)%	50%	$8,520
2014	$11.30	(0.11)	0.81	0.70	(0.04)	(0.28)	(0.32)	$11.68	6.39%	2.08%	(0.97)%	46%	$7,234
2013	$8.84	(0.09)	2.55	2.46	—	—	—	$11.30	27.97%	2.09%	(0.89)%	64%	$5,615
2012	$7.87	(0.06)	1.03	0.97	—	—	—	$8.84	12.20%	2.10%	(0.72)%	54%	$4,098
R Class
2017(3)	$10.47	—(5)	1.64	1.64	(0.02)	(0.13)	(0.15)	$11.96	15.86%	1.58%(4)	0.05%(4)	29%	$7,817
2016	$11.67	(0.03)	(0.40)	(0.43)	—	(0.77)	(0.77)	$10.47	(3.73)%	1.58%	(0.23)%	57%	$7,007
2015	$12.66	(0.05)	0.11	0.06	—	(1.05)	(1.05)	$11.67	0.89%	1.58%	(0.46)%	50%	$6,040
2014	$12.18	(0.06)	0.88	0.82	(0.06)	(0.28)	(0.34)	$12.66	7.00%	1.58%	(0.47)%	46%	$5,632
2013	$9.47	(0.04)	2.75	2.71	—	—	—	$12.18	28.51%	1.59%	(0.39)%	64%	$4,489
2012	$8.39	(0.02)	1.10	1.08	—	—	—	$9.47	12.87%	1.60%	(0.22)%	54%	$1,587

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2017(7)	$11.90	0.03	0.68	0.71	—	—	—	$12.61	5.97%	0.88%(4)	1.81%(4)	29%(8)	$5
R6 Class
2017(3)	$11.05	0.05	1.73	1.78	(0.04)	(0.13)	(0.17)	$12.66	16.33%	0.73%(4)	0.90%(4)	29%	$18,669
2016	$12.23	0.07	(0.43)	(0.36)	(0.05)	(0.77)	(0.82)	$11.05	(2.91)%	0.73%	0.62%	57%	$16,508
2015	$13.11	0.05	0.12	0.17	—	(1.05)	(1.05)	$12.23	1.76%	0.73%	0.39%	50%	$15,887
2014	$12.53	0.02	0.93	0.95	(0.09)	(0.28)	(0.37)	$13.11	7.80%	0.73%	0.38%	46%	$16,992
2013(9)	$11.22	—(5)	1.31	1.31	—	—	—	$12.53	11.68%	0.74%(4)	0.00%(4)(10)	64%(11)	$28

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2017 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(7)	April 10, 2017 (commencement of sale) through May 31, 2017 (unaudited).

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended May 31, 2017.

(9)	July 26, 2013 (commencement of sale) through November 30, 2013.

(10)	Ratio was less than 0.005%.

(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92631 1707

Semiannual Report

May 31, 2017

Global Small Cap Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Sentiment Generally Prevailed Among Investors

Optimism surrounding President Trump’s aggressive pro-growth agenda, along with improving global economic data, upbeat corporate earnings reports in the U.S. and Europe, and continued accommodative central bank policies, triggered rallies among higher-risk assets during the six-month period. In addition, moderate candidate Emmanuel Macron’s victory in France’s presidential election helped ease political uncertainty in Europe, which further aided financial market performance. Global equity markets soared, including the S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index, which gained 10.81%, 17.91%, and 17.51%, respectively. Within these indices, growth stocks significantly outperformed their value counterparts, as investors generally favored companies expected to perform well as economic fundamentals improve.

A similar pattern prevailed within the global fixed-income markets, where higher-risk and higher-yielding sectors were top performers. Meanwhile, yields on short-maturity U.S. Treasuries increased as the Federal Reserve (the Fed) raised its interest rate target twice during the reporting period. However, yields on longer-maturity U.S. Treasuries declined, largely due to waning U.S. economic growth and inflation expectations as the reporting period unfolded. Outside the U.S., ongoing central bank stimulus programs helped keep government bond yields low. Overall, returns among broad U.S. and global fixed-income indices were positive.

Late in the reporting period, investor optimism toward President Trump’s policy agenda faded as health care and tax reform remained stalled. Further delays to these and other pro-growth proposals, combined with the Fed’s efforts to normalize U.S. monetary policy, may impede future risk-on sentiment. Meanwhile, as the Fed continues to tighten, central banks in Europe, the U.K., and Japan remain extremely accommodative. In this environment, we continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Fund Characteristics

MAY 31, 2017
Top Ten Holdings	% of net assets
Melco International Development Ltd.	1.6%
Hostess Brands, Inc.	1.5%
Shopify, Inc., Class A	1.4%
Logitech International SA	1.4%
Square, Inc., Class A	1.3%
National Instruments Corp.	1.3%
Moncler SpA	1.2%
Rentokil Initial plc	1.1%
Ulvac, Inc.	1.1%
UDG Healthcare plc	1.1%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	56.5%
Domestic Common Stocks	42.2%
Total Common Stocks	98.7%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
United States	42.2%
Japan	8.7%
United Kingdom	7.7%
Canada	6.7%
Sweden	4.1%
Italy	4.0%
France	3.4%
Switzerland	3.2%
Taiwan	2.8%
Germany	2.4%
South Korea	2.2%
Other Countries	11.3%
Cash and Equivalents**	1.3%
**Includes temporary cash investments and other assets and liabilities.

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,164.10	$8.09	1.50%
I Class	$1,000	$1,165.70	$7.02	1.30%
A Class	$1,000	$1,162.50	$9.44	1.75%
C Class	$1,000	$1,157.70	$13.45	2.50%
R Class	$1,000	$1,161.90	$10.78	2.00%
R6 Class	$1,000	$1,165.40	$6.21	1.15%
Hypothetical
Investor Class	$1,000	$1,017.45	$7.54	1.50%
I Class	$1,000	$1,018.45	$6.54	1.30%
A Class	$1,000	$1,016.21	$8.80	1.75%
C Class	$1,000	$1,012.47	$12.54	2.50%
R Class	$1,000	$1,014.96	$10.05	2.00%
R6 Class	$1,000	$1,019.20	$5.79	1.15%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

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Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Australia — 1.5%
BlueScope Steel Ltd.	4,498	$38,436
Nanosonics Ltd.(1)	19,255	40,347
Northern Star Resources Ltd.	17,382	60,962
		139,745
Belgium — 0.5%
Galapagos NV(1)	549	45,687
Brazil — 0.7%
CVC Brasil Operadora e Agencia de Viagens SA	7,400	68,490
Canada — 6.7%
Alamos Gold, Inc., Class A	6,433	43,288
Canadian Energy Services & Technology Corp.	12,115	57,398
Descartes Systems Group, Inc. (The)(1)	1,801	45,037
Enerflex Ltd.	4,147	52,649
FirstService Corp.	661	41,353
Hudbay Minerals, Inc.	8,007	40,958
Interfor Corp.(1)	4,231	55,219
Parex Resources, Inc.(1)	4,865	58,379
Real Matters, Inc.(1)	10,000	92,905
Shopify, Inc., Class A(1)	1,389	128,242
		615,428
China — 1.2%
Lonking Holdings Ltd.	148,000	41,024
Q Technology Group Co. Ltd.(1)	57,000	43,156
Tongda Group Holdings Ltd.	80,000	22,791
		106,971
France — 3.4%
Alten SA	611	54,443
Maisons du Monde SA(1)	2,146	81,024
SOITEC(1)	1,011	55,774
Tarkett SA	1,450	72,354
X-Fab Silicon Foundries SE(1)	4,719	48,240
		311,835
Germany — 2.4%
CTS Eventim AG & Co. KGaA	1,553	67,698
MorphoSys AG(1)	731	53,532
Stabilus SA	1,180	95,652
		216,882
Hong Kong — 1.6%
Melco International Development Ltd.	56,000	147,320
India — 1.1%
Indiabulls Housing Finance Ltd., ADR	2,630	47,309
Vakrangee Ltd.	9,791	55,374
		102,683
Italy — 4.0%
Amplifon SpA	4,335	61,748

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	Shares	Value
Banca Generali SpA	2,858	$82,479
Davide Campari-Milano SpA	10,308	72,082
Moncler SpA	4,486	109,253
Salvatore Ferragamo SpA	1,520	42,431
		367,993
Japan — 8.7%
Cosmos Pharmaceutical Corp.	400	84,406
Daifuku Co. Ltd.	2,200	67,043
DMG Mori Co. Ltd.	3,900	61,344
Itochu Techno-Solutions Corp.	2,100	71,580
Nachi-Fujikoshi Corp.	8,000	40,379
Pigeon Corp.	2,500	86,230
Sakata Seed Corp.	1,800	57,454
SMS Co. Ltd.	1,600	44,208
Topcon Corp.	2,400	43,839
Toyo Tire & Rubber Co. Ltd.	4,300	82,778
Ulvac, Inc.	1,900	105,336
Vector, Inc.	4,200	61,625
		806,222
Netherlands — 1.6%
ASR Nederland NV(1)	2,847	91,372
OCI NV(1)	2,467	58,959
		150,331
New Zealand — 1.4%
a2 Milk Co. Ltd.(1)	35,278	83,358
Fisher & Paykel Healthcare Corp. Ltd.	5,728	43,424
		126,782
Norway — 0.5%
Asetek A/S	3,773	49,343
South Africa — 0.8%
Dis-Chem Pharmacies Ltd.	31,623	69,515
South Korea — 2.2%
CJ CGV Co. Ltd.	1,043	78,719
HS Industries Co. Ltd.	5,156	44,302
Korea Kolmar Co. Ltd.	1,107	84,439
		207,460
Sweden — 4.1%
Ambea AB(1)	4,210	44,442
Munters Group AB(1)	1,411	11,648
RaySearch Laboratories AB(1)	1,885	51,835
Saab AB, B Shares	1,749	90,998
Scandic Hotels Group AB	6,594	84,593
Vitrolife AB	1,449	90,694
		374,210
Switzerland — 3.2%
Logitech International SA	3,424	125,145
Straumann Holding AG	143	79,211
Temenos Group AG	928	86,328
		290,684
Taiwan — 2.8%
Advanced Ceramic X Corp.	4,000	42,289

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	Shares	Value
Airtac International Group	6,000	$66,225
Merry Electronics Co. Ltd.	13,000	72,825
Silergy Corp.	4,000	78,992
		260,331
Thailand — 0.4%
Taokaenoi Food & Marketing PCL	51,500	34,777
United Kingdom — 7.7%
Ashmore Group plc	9,671	43,699
ASOS plc(1)	1,080	89,294
BBA Aviation plc	16,147	67,053
Bellway plc	2,227	81,089
CVS Group plc	2,567	46,536
Jimmy Choo plc(1)	21,899	55,726
NEX Group plc	7,829	65,013
Rentokil Initial plc	30,924	105,826
Spectris plc	1,694	57,032
UDG Healthcare plc	9,612	101,120
		712,388
United States — 42.2%
2U, Inc.(1)	1,491	63,740
AAR Corp.	1,531	53,493
ABIOMED, Inc.(1)	446	61,294
Almost Family, Inc.(1)	1,615	92,701
American Homes 4 Rent, Class A	2,212	49,704
BMC Stock Holdings, Inc.(1)	2,764	53,898
Burlington Stores, Inc.(1)	826	80,824
BWX Technologies, Inc.	1,547	75,184
Callon Petroleum Co.(1)	5,831	66,007
Catalent, Inc.(1)	1,331	47,290
Collegium Pharmaceutical, Inc.(1)	2,755	22,646
Copart, Inc.(1)	2,639	82,310
Essent Group Ltd.(1)	1,824	66,157
Euronet Worldwide, Inc.(1)	777	67,778
Evolent Health, Inc., Class A(1)	3,499	80,302
Fair Isaac Corp.	303	40,196
FCB Financial Holdings, Inc., Class A(1)	1,933	88,531
First Industrial Realty Trust, Inc.	2,774	80,113
Flexion Therapeutics, Inc.(1)	2,583	44,143
Granite Construction, Inc.	829	38,847
HealthEquity, Inc.(1)	2,049	93,844
HEICO Corp.	982	72,874
Home BancShares, Inc.	2,978	69,715
Hostess Brands, Inc.(1)	8,939	140,700
James River Group Holdings Ltd.	1,674	66,357
John Bean Technologies Corp.	433	37,368
Kennametal, Inc.	2,310	88,866
Kinsale Capital Group, Inc.	1,840	66,682
Lincoln Electric Holdings, Inc.	996	89,023
Malibu Boats, Inc., Class A(1)	2,601	63,074
MarketAxess Holdings, Inc.	444	84,618
Medpace Holdings, Inc.(1)	1,684	46,849

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	Shares	Value
MGP Ingredients, Inc.	1,399	$71,643
Monolithic Power Systems, Inc.	923	90,639
MRC Global, Inc.(1)	3,980	71,839
National Instruments Corp.	3,022	115,289
Nutrisystem, Inc.	1,699	88,433
Ollie's Bargain Outlet Holdings, Inc.(1)	1,683	69,255
ON Semiconductor Corp.(1)	2,852	44,149
Paycom Software, Inc.(1)	701	45,873
RenaissanceRe Holdings Ltd.	512	73,144
RH(1)	1,491	83,660
RSP Permian, Inc.(1)	1,528	54,382
Sensient Technologies Corp.	651	52,269
SiteOne Landscape Supply, Inc.(1)	1,669	88,757
Six Flags Entertainment Corp.	1,188	71,731
Square, Inc., Class A(1)	5,240	120,468
Summit Materials, Inc., Class A(1)	2,251	60,462
SVB Financial Group(1)	391	66,666
Trupanion, Inc.(1)	4,211	85,652
Vail Resorts, Inc.	261	55,828
Varex Imaging Corp.(1)	1,654	56,815
Vocera Communications, Inc.(1)	3,006	80,350
Western Alliance Bancorp(1)	1,814	82,936
XPO Logistics, Inc.(1)	1,504	79,110
		3,884,478
TOTAL COMMON STOCKS (Cost $7,662,654)		9,089,555
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.125%, 9/30/17 - 2/15/26, valued at $66,217), in a joint trading account at 0.70%, dated 5/31/17, due 6/1/17 (Delivery value $64,921)		64,920
State Street Institutional U.S. Government Money Market Fund, Premier Class	54,153	54,153
TOTAL TEMPORARY CASH INVESTMENTS (Cost $119,073)		119,073
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,781,727)		9,208,628
OTHER ASSETS AND LIABILITIES†		420
TOTAL NET ASSETS — 100.0%		$9,209,048

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MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	20.2%
Consumer Discretionary	17.9%
Industrials	16.9%
Health Care	14.1%
Financials	11.7%
Consumer Staples	8.5%
Materials	4.4%
Energy	3.1%
Real Estate	1.9%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $7,781,727)	$9,208,628
Foreign currency holdings, at value (cost of $2,606)	2,597
Receivable for capital shares sold	1,859
Dividends and interest receivable	10,602
9,223,686

Liabilities
Accrued management fees	10,896
Distribution and service fees payable	1,423
Accrued foreign taxes	2,319
14,638

Net Assets	$9,209,048

Net Assets Consist of:
Capital (par value and paid-in surplus)	$7,711,288
Accumulated net investment loss	(27,400)
Undistributed net realized gain	100,581
Net unrealized appreciation	1,424,579
$9,209,048

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$5,360,006	424,439	$12.63
I Class, $0.01 Par Value	$759,517	60,000	$12.66
A Class, $0.01 Par Value	$1,259,212	100,000	$12.59*
C Class, $0.01 Par Value	$1,258,647	100,836	$12.48
R Class, $0.01 Par Value	$259,113	20,638	$12.56
R6 Class, $0.01 Par Value	$312,553	24,646	$12.68
*Maximum offering price $13.36 (net asset value divided by 0.9425).

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,041)	$48,360
Interest	252
48,612

Expenses:
Management fees	51,534
Distribution and service fees:
A Class	1,446
C Class	5,785
R Class	586
Directors' fees and expenses	96
59,447

Net investment income (loss)	(10,835)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	245,824
Foreign currency transactions	886
246,710

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(2,319))	836,227
Translation of assets and liabilities in foreign currencies	285
836,512

Net realized and unrealized gain (loss)	1,083,222

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,072,387

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND PERIOD ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016(1)
Operations
Net investment income (loss)	$(10,835)	$(22,670)
Net realized gain (loss)	246,710	(143,383)
Change in net unrealized appreciation (depreciation)	836,512	588,067
Net increase (decrease) in net assets resulting from operations	1,072,387	422,014

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,531,571	5,183,076

Net increase (decrease) in net assets	3,603,958	5,605,090

Net Assets
Beginning of period	5,605,090	—
End of period	$9,209,048	$5,605,090

Accumulated net investment loss	$(27,400)	$(16,565)

(1)	March 29, 2016 (fund inception) through November 30, 2016.

See Notes to Financial Statements.

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Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. All classes of the fund commenced sale on March 29, 2016, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

14

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 68% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.50%	1.30%	1.50%	1.50%	1.50%	1.15%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans),pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 were $7,320,817 and $4,893,288, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017		Period ended November 30, 2016(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	248,391	$2,950,727	222,420	$2,237,196
Redeemed	(41,241)	(491,156)	(5,131)	(55,668)
	207,150	2,459,571	217,289	2,181,528
I Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	60,000	600,000
A Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	100,000	1,000,000
C Class/Shares Authorized	40,000,000		50,000,000
Sold	836	8,999	100,000	1,000,000
R Class/Shares Authorized	30,000,000		50,000,000
Sold	567	6,674	20,190	202,067
Redeemed	(71)	(825)	(48)	(519)
	496	5,849	20,142	201,548
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	4,646	57,152	20,000	200,000
Net increase (decrease)	213,128	$2,531,571	517,431	$5,183,076

(1)	March 29, 2016 (fund inception) through November 30, 2016.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
United States	$3,884,478	—	—
Other Countries	—	$5,205,077	—
Temporary Cash Investments	54,153	64,920	—
	$3,938,631	$5,269,997	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,796,747
Gross tax appreciation of investments	$1,508,630
Gross tax depreciation of investments	(96,749)
Net tax appreciation (depreciation) of investments	$1,411,881

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2016, the fund had accumulated short-term capital losses of $(140,579), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of November 30, 2016, the fund had late-year ordinary loss deferrals of $(16,565), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

18

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$10.85	(0.01)	1.79	1.78	$12.63	16.41%	1.50%(4)	(0.12)%(4)	70%	$5,360
2016(5)	$10.00	(0.03)	0.88	0.85	$10.85	8.50%	1.50%(4)	(0.40)%(4)	95%	$2,357
I Class(6)
2017(3)	$10.86	—(7)	1.80	1.80	$12.66	16.57%	1.30%(4)	0.08%(4)	70%	$760
2016(5)	$10.00	(0.01)	0.87	0.86	$10.86	8.60%	1.30%(4)	(0.20)%(4)	95%	$652
A Class
2017(3)	$10.83	(0.02)	1.78	1.76	$12.59	16.25%	1.75%(4)	(0.37)%(4)	70%	$1,259
2016(5)	$10.00	(0.05)	0.88	0.83	$10.83	8.30%	1.75%(4)	(0.65)%(4)	95%	$1,083
C Class
2017(3)	$10.78	(0.06)	1.76	1.70	$12.48	15.77%	2.50%(4)	(1.12)%(4)	70%	$1,259
2016(5)	$10.00	(0.10)	0.88	0.78	$10.78	7.80%	2.50%(4)	(1.40)%(4)	95%	$1,078
R Class
2017(3)	$10.81	(0.04)	1.79	1.75	$12.56	16.19%	2.00%(4)	(0.62)%(4)	70%	$259
2016(5)	$10.00	(0.06)	0.87	0.81	$10.81	8.10%	2.00%(4)	(0.90)%(4)	95%	$218
R6 Class
2017(3)	$10.87	0.02	1.79	1.81	$12.68	16.54%	1.15%(4)	0.23%(4)	70%	$313
2016(5)	$10.00	—(7)	0.87	0.87	$10.87	8.80%	1.15%(4)	(0.05)%(4)	95%	$217

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2017 (unaudited).

(4)	Annualized.

(5)	March 29, 2016 (fund inception) through November 30, 2016.

(6)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92638 1707

Semiannual Report

May 31, 2017

International Discovery Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Sentiment Generally Prevailed Among Investors

Optimism surrounding President Trump’s aggressive pro-growth agenda, along with improving global economic data, upbeat corporate earnings reports in the U.S. and Europe, and continued accommodative central bank policies, triggered rallies among higher-risk assets during the six-month period. In addition, moderate candidate Emmanuel Macron’s victory in France’s presidential election helped ease political uncertainty in Europe, which further aided financial market performance. Global equity markets soared, including the S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index, which gained 10.81%, 17.91%, and 17.51%, respectively. Within these indices, growth stocks significantly outperformed their value counterparts, as investors generally favored companies expected to perform well as economic fundamentals improve.

A similar pattern prevailed within the global fixed-income markets, where higher-risk and higher-yielding sectors were top performers. Meanwhile, yields on short-maturity U.S. Treasuries increased as the Federal Reserve (the Fed) raised its interest rate target twice during the reporting period. However, yields on longer-maturity U.S. Treasuries declined, largely due to waning U.S. economic growth and inflation expectations as the reporting period unfolded. Outside the U.S., ongoing central bank stimulus programs helped keep government bond yields low. Overall, returns among broad U.S. and global fixed-income indices were positive.

Late in the reporting period, investor optimism toward President Trump’s policy agenda faded as health care and tax reform remained stalled. Further delays to these and other pro-growth proposals, combined with the Fed’s efforts to normalize U.S. monetary policy, may impede future risk-on sentiment. Meanwhile, as the Fed continues to tighten, central banks in Europe, the U.K., and Japan remain extremely accommodative. In this environment, we continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2017
Top Ten Holdings	% of net assets
DSV A/S	3.0%
Treasury Wine Estates Ltd.	2.3%
Lonza Group AG	2.0%
Melrose Industries plc	2.0%
Challenger Ltd.	1.9%
X5 Retail Group NV GDR	1.8%
Logitech International SA	1.8%
ASM Pacific Technology Ltd.	1.8%
RPC Group plc	1.7%
Teleperformance	1.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	0.1%

Investments by Country	% of net assets
Japan	15.5%
United Kingdom	11.8%
France	8.0%
China	7.6%
Canada	7.0%
Switzerland	5.7%
South Korea	5.3%
Italy	4.7%
Denmark	4.5%
Australia	4.4%
Germany	3.8%
Finland	3.6%
India	2.7%
Hong Kong	2.5%
Russia	2.4%
Other Countries	9.8%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,186.80	$9.05	1.66%
I Class	$1,000	$1,188.60	$7.97	1.46%
Y Class	$1,000	$1,074.20(2)	$1.94(3)	1.31%
A Class	$1,000	$1,185.10	$10.41	1.91%
C Class	$1,000	$1,181.70	$14.47	2.66%
R Class	$1,000	$1,183.50	$11.76	2.16%
Hypothetical
Investor Class	$1,000	$1,016.65	$8.35	1.66%
I Class	$1,000	$1,017.65	$7.34	1.46%
Y Class	$1,000	$1,018.40(4)	$6.59(4)	1.31%
A Class	$1,000	$1,015.41	$9.60	1.91%
C Class	$1,000	$1,011.67	$13.34	2.66%
R Class	$1,000	$1,014.16	$10.85	2.16%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through May 31, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 52, the number of days in the period from April 10, 2017 (commencement of sale) through May 31, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

5

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Australia — 4.4%
Challenger Ltd.	976,120	$9,276,666
Fortescue Metals Group Ltd.	298,890	1,077,138
Treasury Wine Estates Ltd.	1,174,270	11,360,492
		21,714,296
Austria — 1.1%
Wienerberger AG	219,510	5,174,616
Belgium — 0.9%
Galapagos NV(1)	52,240	4,347,294
Brazil — 0.5%
Smiles SA	128,200	2,489,955
Canada — 7.0%
CCL Industries, Inc., Class B	31,590	7,464,112
Dollarama, Inc.	54,642	5,061,519
Lundin Mining Corp.	502,860	2,769,574
Premium Brands Holdings Corp.	40,010	2,734,666
Seven Generations Energy Ltd., Class A(1)	189,410	3,397,420
Shopify, Inc., Class A(1)	13,890	1,275,935
Sleep Country Canada Holdings, Inc.	118,720	3,427,531
Teck Resources Ltd., Class B	270,570	4,832,380
Trican Well Service Ltd.(1)	1,105,290	3,281,055
		34,244,192
China — 7.6%
Beijing Enterprises Water Group Ltd.	3,852,000	3,084,546
Brilliance China Automotive Holdings Ltd.	4,046,000	7,549,369
China Lodging Group Ltd. ADR(1)	55,543	4,243,485
Haier Electronics Group Co. Ltd.	2,195,000	5,582,884
Momo, Inc. ADR(1)	127,130	4,836,025
Shenzhou International Group Holdings Ltd.	376,000	2,574,202
Sunny Optical Technology Group Co. Ltd.	445,000	3,466,324
Weibo Corp. ADR(1)	82,430	6,061,078
		37,397,913
Denmark — 4.5%
DSV A/S	240,780	14,658,182
Genmab A/S(1)	35,780	7,635,358
		22,293,540
Finland — 3.6%
Cargotec Oyj, B Shares	110,900	6,602,710
Konecranes Oyj, Class B	84,735	3,496,219
Nokian Renkaat Oyj	183,110	7,483,239
		17,582,168
France — 8.0%
Arkema SA	76,410	7,984,383
BioMerieux	32,200	6,782,222
Eiffage SA	24,300	2,209,724
Nexans SA	83,600	4,572,106

6

	Shares	Value
SEB SA	25,130	$4,409,490
Teleperformance	64,100	8,385,180
Thales SA	42,680	4,713,908
		39,057,013
Germany — 3.8%
AURELIUS Equity Opportunities SE & Co. KGaA	42,782	2,492,346
Dialog Semiconductor plc(1)	68,890	3,288,583
Drillisch AG	62,960	3,978,342
KION Group AG	86,571	6,404,851
Salzgitter AG	61,950	2,359,152
		18,523,274
Hong Kong — 2.5%
ASM Pacific Technology Ltd.	602,000	8,636,916
Samsonite International SA	942,000	3,801,824
		12,438,740
India — 2.7%
Dalmia Bharat Ltd.(1)	90,660	3,416,401
Vakrangee Ltd.	1,073,700	6,072,429
Yes Bank Ltd.	178,250	3,954,404
		13,443,234
Indonesia — 1.5%
United Tractors Tbk PT	3,631,000	7,571,398

Ireland — 0.5%
Glanbia plc	121,230	2,464,924
Italy — 4.7%
Buzzi Unicem SpA	174,360	4,526,491
Davide Campari-Milano SpA	393,200	2,749,589
Ferrari NV	77,850	6,733,862
FinecoBank Banca Fineco SpA	301,560	2,266,286
Industria Macchine Automatiche SpA	31,750	2,837,257
Salvatore Ferragamo SpA	141,109	3,939,090
		23,052,575
Japan — 15.5%
Ain Holdings, Inc.	31,300	2,518,131
Alps Electric Co. Ltd.	141,100	3,962,266
Calbee, Inc.	27,300	1,057,490
CyberAgent, Inc.	129,100	4,662,754
Disco Corp.	22,400	3,863,115
Don Quijote Holdings Co. Ltd.	125,600	4,910,592
eRex Co. Ltd.	126,800	1,199,877
GMO Payment Gateway, Inc.	54,100	3,150,745
LIXIL Group Corp.	164,800	4,007,281
Mabuchi Motor Co. Ltd.	74,600	4,203,196
NGK Spark Plug Co. Ltd.	210,700	4,282,489
Nippon Shinyaku Co. Ltd.	63,000	3,674,763
Nitori Holdings Co. Ltd.	41,300	6,037,445
Omron Corp.	66,100	2,763,368
Seria Co. Ltd.	105,000	5,081,716
Start Today Co. Ltd.	129,300	3,226,954
Sumco Corp.	438,000	7,241,336

7

	Shares	Value
Taiyo Nippon Sanso Corp.	300,700	$3,051,800
Temp Holdings Co. Ltd.	210,300	4,152,832
Topcon Corp.	165,300	3,019,430
		76,067,580
Russia — 2.4%
X5 Retail Group NV GDR(1)	243,230	8,804,926
Yandex NV, A Shares(1)	103,370	2,737,238
		11,542,164
South Africa — 0.6%
Capitec Bank Holdings Ltd.	52,510	3,118,089
South Korea — 5.3%
BGF retail Co. Ltd.	64,850	8,080,185
CJ CGV Co. Ltd.	32,270	2,435,526
Hanssem Co. Ltd.	18,500	3,635,227
Hugel, Inc.(1)	3,560	1,486,513
Medy-Tox, Inc.	9,566	4,460,032
Samsung SDI Co. Ltd.	40,860	6,039,952
		26,137,435
Spain — 0.5%
Bankia SA	2,318,190	2,666,637
Sweden — 1.6%
Intrum Justitia AB	78,411	2,654,177
Lundin Petroleum AB(1)	155,940	3,028,588
SSAB AB, A Shares(1)	504,160	2,057,500
		7,740,265
Switzerland — 5.7%
Logitech International SA	237,630	8,685,253
Lonza Group AG	47,360	9,808,906
Partners Group Holding AG	9,190	5,631,372
Sika AG	620	3,994,425
		28,119,956
Taiwan — 1.6%
Airtac International Group	544,000	6,004,455
Merry Electronics Co. Ltd.	304,000	1,702,982
		7,707,437
Turkey — 1.0%
Turk Hava Yollari AO(1)	2,482,570	5,094,761
United Kingdom — 11.8%
Ashtead Group plc	363,740	7,339,232
ASOS plc(1)	56,040	4,633,380
B&M European Value Retail SA	763,310	3,582,844
DCC plc	76,590	7,277,829
easyJet plc	268,000	4,882,609
Just Eat plc(1)	348,920	3,018,837
Melrose Industries plc	3,140,090	9,679,698
NEX Group plc	468,710	3,892,198
RPC Group plc	775,340	8,571,311
Segro plc	371,660	2,408,694

8

	Shares	Value
Tullow Oil plc(1)	1,071,710	$2,524,185
		57,810,817
TOTAL COMMON STOCKS (Cost $405,418,487)		487,800,273
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.125%, 9/30/17 - 2/15/26, valued at $1,532,699), in a joint trading account at 0.70%, dated 5/31/17, due 6/1/17 (Delivery value $1,502,689)		1,502,660
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 2/15/46, valued at $1,278,756), at 0.22%, dated 5/31/17, due 6/1/17 (Delivery value $1,252,008)		1,252,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,319	1,319
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,755,979)		2,755,979
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $408,174,466)		490,556,252
OTHER ASSETS AND LIABILITIES — 0.1%		625,195
TOTAL NET ASSETS — 100.0%		$491,181,447

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.4%
Consumer Discretionary	20.3%
Information Technology	16.3%
Materials	11.7%
Consumer Staples	8.0%
Health Care	7.8%
Financials	6.7%
Energy	4.0%
Utilities	0.8%
Telecommunication Services	0.8%
Real Estate	0.5%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.
See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $408,174,466)	$490,556,252
Foreign currency holdings, at value (cost of $310,034)	310,959
Receivable for investments sold	4,468,184
Receivable for capital shares sold	28,314
Dividends and interest receivable	940,000
Other assets	117,262
496,420,971

Liabilities
Payable for investments purchased	4,027,052
Payable for capital shares redeemed	534,754
Accrued management fees	675,750
Distribution and service fees payable	1,968
5,239,524

Net Assets	$491,181,447

Net Assets Consist of:
Capital (par value and paid-in surplus)	$517,798,811
Accumulated net investment loss	(895,009)
Accumulated net realized loss	(108,045,278)
Net unrealized appreciation	82,322,923
$491,181,447

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$463,264,935	32,122,446	$14.42
I Class, $0.01 Par Value	$21,673,557	1,482,839	$14.62
Y Class, $0.01 Par Value	$5,367	367	$14.62
A Class, $0.01 Par Value	$5,150,763	367,309	$14.02*
C Class, $0.01 Par Value	$996,947	72,317	$13.79
R Class, $0.01 Par Value	$89,878	6,333	$14.19
*Maximum offering price $14.88 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $269,404)	$3,750,992
Interest	8,531
3,759,523

Expenses:
Management fees	3,768,717
Distribution and service fees:
A Class	6,595
C Class	4,539
R Class	400
Directors' fees and expenses	6,465
Other expenses	6,984
3,793,700

Net investment income (loss)	(34,177)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	24,662,838
Foreign currency transactions	(183,176)
24,479,662

Change in net unrealized appreciation (depreciation) on:
Investments	54,559,688
Translation of assets and liabilities in foreign currencies	61,333
54,621,021

Net realized and unrealized gain (loss)	79,100,683

Net Increase (Decrease) in Net Assets Resulting from Operations	$79,066,506

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016
Operations
Net investment income (loss)	$(34,177)	$(1,228,563)
Net realized gain (loss)	24,479,662	(16,140,832)
Change in net unrealized appreciation (depreciation)	54,621,021	(9,168,454)
Net increase (decrease) in net assets resulting from operations	79,066,506	(26,537,849)

Distributions to Shareholders
From net investment income:
Investor Class	—	(2,556,611)
I Class	—	(154,815)
A Class	—	(18,092)
R Class	—	(75)
Decrease in net assets from distributions	—	(2,729,593)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(34,645,293)	(60,707,535)

Redemption Fees
Increase in net assets from redemption fees	3,304	4,955

Net increase (decrease) in net assets	44,424,517	(89,970,022)

Net Assets
Beginning of period	446,756,930	536,726,952
End of period	$491,181,447	$446,756,930

Accumulated net investment loss	$(895,009)	$(860,832)

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Discovery Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

13

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

14

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.200% to 1.750%	1.66%
I Class	1.000% to 1.550%	1.46%
Y Class	0.850% to 1.400%	1.31%
A Class	1.200% to 1.750%	1.66%
C Class	1.200% to 1.750%	1.66%
R Class	1.200% to 1.750%	1.66%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

15

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $53,556 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 were $288,113,669 and $315,978,137, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017(1)		Year ended November 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	350,000,000		380,000,000
Sold	525,612	$7,061,841	596,121	$7,445,535
Issued in reinvestment of distributions	—	—	204,271	2,418,572
Redeemed	(3,076,354)	(39,616,625)	(5,416,519)	(67,763,718)
	(2,550,742)	(32,554,784)	(4,616,127)	(57,899,611)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	109,827	1,481,634	159,528	2,008,154
Issued in reinvestment of distributions	—	—	12,934	154,815
Redeemed	(188,997)	(2,503,155)	(326,816)	(4,131,076)
	(79,170)	(1,021,521)	(154,354)	(1,968,107)
Y Class/Shares Authorized	50,000,000		N/A
Sold	367	5,000
A Class/Shares Authorized	30,000,000		30,000,000
Sold	24,310	308,870	68,647	841,403
Issued in reinvestment of distributions	—	—	1,566	18,092
Redeemed	(95,966)	(1,255,711)	(156,499)	(1,909,517)
	(71,656)	(946,841)	(86,286)	(1,050,022)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	1,082	13,620	55,435	678,052
Redeemed	(3,496)	(42,180)	(38,509)	(459,546)
	(2,414)	(28,560)	16,926	218,506
R Class/Shares Authorized	30,000,000		30,000,000
Sold	983	12,581	2,380	29,452
Issued in reinvestment of distributions	—	—	6	75
Redeemed	(8,121)	(111,168)	(3,003)	(37,828)
	(7,138)	(98,587)	(617)	(8,301)
Net increase (decrease)	(2,710,753)	$(34,645,293)	(4,840,458)	$(60,707,535)

(1)	April 10, 2017 (commencement of sale) through May 31, 2017 for the Y Class.

16

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$23,986,141	$463,814,132	—
Temporary Cash Investments	1,319	2,754,660	—
	$23,987,460	$466,568,792	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$408,182,776
Gross tax appreciation of investments	$88,050,528
Gross tax depreciation of investments	(5,677,052)
Net tax appreciation (depreciation) of investments	$82,373,476

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

As of November 30, 2016, the fund had accumulated short-term capital losses of $(132,519,625), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(114,127,606) expire in 2017 and the remaining losses are unlimited.
As of November 30, 2016, the fund had late-year ordinary loss deferrals of $(859,264), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$12.15	—(4)	2.27	2.27	—	$14.42	18.68%	1.66%(5)	(0.02)%(5)	64%	$463,265
2016	$12.90	(0.03)	(0.65)	(0.68)	(0.07)	$12.15	(5.21)%	1.64%	(0.25)%	139%	$421,314
2015	$12.35	—(4)	0.58	0.58	(0.03)	$12.90	4.61%	1.67%	0.00%(6)	171%	$506,817
2014	$12.70	0.03	(0.24)	(0.21)	(0.14)	$12.35	(1.73)%	1.61%	0.20%	134%	$541,410
2013	$10.08	—(4)	2.79	2.79	(0.17)	$12.70	27.97%	1.56%	0.03%	157%	$620,359
2012	$9.22	0.04	0.82	0.86	—(4)	$10.08	9.23%	1.50%	0.42%	154%	$582,331
I Class(7)
2017(3)	$12.30	0.01	2.31	2.32	—	$14.62	18.86%	1.46%(5)	0.18%(5)	64%	$21,674
2016	$13.06	(0.01)	(0.66)	(0.67)	(0.09)	$12.30	(5.03)%	1.44%	(0.05)%	139%	$19,217
2015	$12.50	0.03	0.58	0.61	(0.05)	$13.06	4.84%	1.47%	0.20%	171%	$22,415
2014	$12.86	0.06	(0.25)	(0.19)	(0.17)	$12.50	(1.55)%	1.41%	0.40%	134%	$22,304
2013	$10.20	0.05	2.80	2.85	(0.19)	$12.86	28.16%	1.36%	0.23%	157%	$27,341
2012	$9.34	0.05	0.83	0.88	(0.02)	$10.20	9.44%	1.30%	0.62%	154%	$48,794
Y Class
2017(8)	$13.61	0.02	0.99	1.01	—	$14.62	7.42%	1.31%(5)	1.22%(5)	64%(9)	$5

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$11.83	(0.02)	2.21	2.19	—	$14.02	18.51%	1.91%(5)	(0.27)%(5)	64%	$5,151
2016	$12.56	(0.06)	(0.63)	(0.69)	(0.04)	$11.83	(5.44)%	1.89%	(0.50)%	139%	$5,193
2015	$12.03	(0.03)	0.56	0.53	—	$12.56	4.32%	1.92%	(0.25)%	171%	$6,596
2014	$12.36	(0.01)	(0.22)	(0.23)	(0.10)	$12.03	(1.92)%	1.86%	(0.05)%	134%	$5,576
2013	$9.81	(0.03)	2.72	2.69	(0.14)	$12.36	27.69%	1.81%	(0.22)%	157%	$3,585
2012	$9.00	0.01	0.80	0.81	—	$9.81	8.88%	1.75%	0.17%	154%	$2,838
C Class
2017(3)	$11.67	(0.06)	2.18	2.12	—	$13.79	18.17%	2.66%(5)	(1.02)%(5)	64%	$997
2016	$12.45	(0.15)	(0.63)	(0.78)	—	$11.67	(6.19)%	2.64%	(1.25)%	139%	$872
2015	$12.01	(0.12)	0.56	0.44	—	$12.45	3.58%	2.67%	(1.00)%	171%	$720
2014	$12.39	(0.10)	(0.23)	(0.33)	(0.05)	$12.01	(2.74)%	2.61%	(0.80)%	134%	$456
2013	$9.83	(0.14)	2.76	2.62	(0.06)	$12.39	26.75%	2.56%	(0.97)%	157%	$342
2012	$9.08	(0.05)	0.80	0.75	—	$9.83	8.14%	2.50%	(0.58)%	154%	$93

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(3)	$11.98	(0.04)	2.25	2.21	—	$14.19	18.35%	2.16%(5)	(0.52)%(5)	64%	$90
2016	$12.73	(0.10)	(0.64)	(0.74)	(0.01)	$11.98	(5.69)%	2.14%	(0.75)%	139%	$161
2015	$12.22	(0.08)	0.59	0.51	—	$12.73	4.09%	2.17%	(0.50)%	171%	$179
2014	$12.55	(0.05)	(0.22)	(0.27)	(0.06)	$12.22	(2.19)%	2.11%	(0.30)%	134%	$374
2013	$9.96	(0.06)	2.76	2.70	(0.11)	$12.55	27.35%	2.06%	(0.47)%	157%	$388
2012	$9.15	—(4)	0.81	0.81	—	$9.96	8.73%	2.00%	(0.08)%	154%	$290

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2017 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(8)	April 10, 2017 (commencement of sale) through May 31, 2017 (unaudited).

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended May 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92634 1707

Semiannual Report

May 31, 2017

International Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Sentiment Generally Prevailed Among Investors

Optimism surrounding President Trump’s aggressive pro-growth agenda, along with improving global economic data, upbeat corporate earnings reports in the U.S. and Europe, and continued accommodative central bank policies, triggered rallies among higher-risk assets during the six-month period. In addition, moderate candidate Emmanuel Macron’s victory in France’s presidential election helped ease political uncertainty in Europe, which further aided financial market performance. Global equity markets soared, including the S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index, which gained 10.81%, 17.91%, and 17.51%, respectively. Within these indices, growth stocks significantly outperformed their value counterparts, as investors generally favored companies expected to perform well as economic fundamentals improve.

A similar pattern prevailed within the global fixed-income markets, where higher-risk and higher-yielding sectors were top performers. Meanwhile, yields on short-maturity U.S. Treasuries increased as the Federal Reserve (the Fed) raised its interest rate target twice during the reporting period. However, yields on longer-maturity U.S. Treasuries declined, largely due to waning U.S. economic growth and inflation expectations as the reporting period unfolded. Outside the U.S., ongoing central bank stimulus programs helped keep government bond yields low. Overall, returns among broad U.S. and global fixed-income indices were positive.

Late in the reporting period, investor optimism toward President Trump’s policy agenda faded as health care and tax reform remained stalled. Further delays to these and other pro-growth proposals, combined with the Fed’s efforts to normalize U.S. monetary policy, may impede future risk-on sentiment. Meanwhile, as the Fed continues to tighten, central banks in Europe, the U.K., and Japan remain extremely accommodative. In this environment, we continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2017
Top Ten Holdings	% of net assets
Roche Holding AG	2.9%
British American Tobacco plc	2.3%
Unilever NV CVA	2.1%
Kering	2.1%
Alibaba Group Holding Ltd. ADR	2.0%
Tencent Holdings Ltd.	2.0%
AIA Group Ltd.	1.9%
Industria de Diseno Textil SA	1.9%
CRH plc	1.8%
SAP SE	1.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	100.8%
Temporary Cash Investments	1.2%
Other Assets and Liabilities	(2.0)%

Investments by Country	% of net assets
United Kingdom	22.3%
Japan	15.1%
France	11.6%
Germany	8.3%
Switzerland	6.3%
Netherlands	4.1%
China	4.0%
Ireland	3.3%
Denmark	3.2%
Sweden	2.8%
Spain	2.7%
Hong Kong	2.4%
Australia	2.4%
Other Countries	12.3%
Cash and Equivalents*	(0.8)%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,185.70	$6.38	1.17%
I Class	$1,000	$1,186.10	$5.29	0.97%
Y Class	$1,000	$1,079.30(2)	$1.21(3)	0.82%
A Class	$1,000	$1,183.40	$7.73	1.42%
C Class	$1,000	$1,179.10	$11.79	2.17%
R Class	$1,000	$1,181.90	$9.08	1.67%
R5 Class	$1,000	$1,078.40(2)	$1.44(3)	0.97%
R6 Class	$1,000	$1,186.60	$4.47	0.82%
Hypothetical
Investor Class	$1,000	$1,019.10	$5.89	1.17%
I Class	$1,000	$1,020.10	$4.89	0.97%
Y Class	$1,000	$1,020.84(4)	$4.13(4)	0.82%
A Class	$1,000	$1,017.85	$7.14	1.42%
C Class	$1,000	$1,014.11	$10.90	2.17%
R Class	$1,000	$1,016.60	$8.40	1.67%
R5 Class	$1,000	$1,020.10(4)	$4.89(4)	0.97%
R6 Class	$1,000	$1,020.84	$4.13	0.82%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through May 31, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 52, the number of days in the period from April 10, 2017 (commencement of sale) through May 31, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

5

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 100.8%
Australia — 2.4%
CSL Ltd.	182,610	$17,543,154
Treasury Wine Estates Ltd.	2,093,770	20,256,208
		37,799,362
Austria — 1.3%
Erste Group Bank AG	553,592	20,086,634
Belgium — 1.7%
KBC Group NV	345,660	26,008,129
Brazil — 0.5%
Itau Unibanco Holding SA Preference Shares	649,700	7,157,652
Canada — 0.7%
Dollarama, Inc.	112,150	10,388,518
China — 4.0%
Alibaba Group Holding Ltd. ADR(1)	259,180	31,739,183
Tencent Holdings Ltd.	890,300	30,573,340
		62,312,523
Denmark — 3.2%
AP Moller - Maersk A/S, B Shares	7,880	15,006,804
Chr Hansen Holding A/S	191,380	13,402,337
DSV A/S	366,680	22,322,710
		50,731,851
France — 11.6%
Accor SA	295,300	14,020,360
Arkema SA	157,630	16,471,383
BNP Paribas SA	335,940	23,706,886
Criteo SA ADR(1)	210,710	11,047,525
Essilor International SA	120,825	16,063,490
Kering	97,850	32,360,371
L'Oreal SA	89,550	19,158,496
Publicis Groupe SA	227,110	17,386,692
TOTAL SA	361,680	19,205,470
Valeo SA	192,106	13,373,260
		182,793,933
Germany — 8.3%
adidas AG	102,370	19,578,286
Deutsche Boerse AG	141,520	14,702,138
Fresenius Medical Care AG & Co. KGaA	165,770	15,858,293
HeidelbergCement AG	200,400	18,657,881
Infineon Technologies AG	619,690	13,706,768
SAP SE	248,480	26,640,153
Zalando SE(1)	453,210	21,642,401
		130,785,920
Hong Kong — 2.4%
AIA Group Ltd.	4,300,400	30,490,289
Sands China Ltd.	1,736,400	8,010,674
		38,500,963

6

	Shares	Value
India — 1.9%
HDFC Bank Ltd.	445,050	$11,330,772
Tata Motors Ltd.	2,412,780	17,806,032
		29,136,804
Indonesia — 1.9%
Astra International Tbk PT	22,645,500	14,875,985
Bank Mandiri Persero Tbk PT	16,733,700	15,829,176
		30,705,161
Ireland — 3.3%
CRH plc	777,120	27,983,286
Ryanair Holdings plc ADR(1)	217,371	23,202,181
		51,185,467
Italy — 0.8%
UniCredit SpA(1)	731,250	12,789,965
Japan — 15.1%
Calbee, Inc.	510,100	19,759,178
CyberAgent, Inc.	278,200	10,047,856
Daikin Industries Ltd.	175,500	17,201,377
Daito Trust Construction Co. Ltd.	55,600	8,770,492
FANUC Corp.	65,400	12,855,603
Keyence Corp.	44,100	20,033,147
Komatsu Ltd.	636,300	15,130,438
MonotaRO Co. Ltd.	348,700	11,744,027
Nitori Holdings Co. Ltd.	137,100	20,041,977
Omron Corp.	116,818	4,883,678
ORIX Corp.	1,183,900	18,685,844
Pola Orbis Holdings, Inc.	34,300	960,090
Rakuten, Inc.	1,013,600	12,318,786
Rohm Co. Ltd.	132,300	10,619,838
Ryohin Keikaku Co. Ltd.	29,000	7,549,165
Shin-Etsu Chemical Co. Ltd.	162,500	14,572,912
Start Today Co. Ltd.	828,500	20,676,966
Sysmex Corp.	194,000	11,526,140
		237,377,514
Netherlands — 4.1%
ASML Holding NV	148,800	19,640,640
Heineken NV	127,860	12,592,169
Unilever NV CVA	574,310	32,709,145
		64,941,954
Norway — 0.9%
DNB ASA	801,980	13,582,585
Portugal — 1.1%
Jeronimo Martins SGPS SA	875,751	17,432,481
Russia — 0.7%
Yandex NV, A Shares(1)	438,070	11,600,094
Spain — 2.7%
Amadeus IT Group SA, A Shares	85,130	4,958,453
CaixaBank SA	1,578,500	7,454,562
Industria de Diseno Textil SA	721,520	29,498,841
		41,911,856

7

	Shares	Value
Sweden — 2.8%
Hexagon AB, B Shares	427,030	$18,704,734
Lundin Petroleum AB(1)	738,850	14,349,573
Sandvik AB	749,890	11,751,273
		44,805,580
Switzerland — 6.3%
Cie Financiere Richemont SA	138,200	11,529,152
Julius Baer Group Ltd.	382,500	19,805,250
Lonza Group AG	108,010	22,370,353
Roche Holding AG	164,354	45,103,808
		98,808,563
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,986,000	13,403,305
United Kingdom — 22.3%
Ashtead Group plc	676,915	13,658,206
ASOS plc(1)	233,696	19,321,956
Associated British Foods plc	323,880	12,502,409
Aviva plc	3,081,565	20,844,832
British American Tobacco plc	500,060	35,629,934
Bunzl plc	419,600	13,148,216
Carnival plc	166,930	10,689,529
Compass Group plc	756,750	16,283,084
HSBC Holdings plc (Hong Kong)	1,982,000	17,219,190
London Stock Exchange Group plc	556,400	24,553,616
Reckitt Benckiser Group plc	128,446	13,137,098
RELX plc	777,940	16,668,868
Rio Tinto plc	448,100	17,912,430
Royal Dutch Shell plc, A Shares	559,197	15,170,392
Shire plc	352,970	20,335,685
St. James's Place plc	1,020,041	15,416,416
Tullow Oil plc(1)	4,220,596	9,940,718
Weir Group plc (The)	752,410	17,605,087
Wolseley plc	315,150	20,749,421
Worldpay Group plc	5,154,426	20,627,639
		351,414,726
TOTAL COMMON STOCKS (Cost $1,248,714,056)		1,585,661,540
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.125%, 9/30/17 - 2/15/26, valued at $10,649,941), in a joint trading account at 0.70%, dated 5/31/17, due 6/1/17 (Delivery value $10,441,415)		10,441,212
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $8,884,023), at 0.22%, dated 5/31/17, due 6/1/17 (Delivery value $8,705,053)		8,705,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,146,212)		19,146,212
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $1,267,860,268)		1,604,807,752
OTHER ASSETS AND LIABILITIES — (2.0)%		(32,172,927)
TOTAL NET ASSETS — 100.0%		$1,572,634,825

8

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.9%
Financials	19.2%
Information Technology	15.1%
Industrials	13.4%
Consumer Staples	11.7%
Health Care	9.4%
Materials	6.8%
Energy	3.7%
Real Estate	0.6%
Cash and Equivalents*	(0.8)%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,267,860,268)	$1,604,807,752
Foreign currency holdings, at value (cost of $1,763,249)	1,764,673
Receivable for investments sold	10,834,831
Receivable for capital shares sold	120,866
Dividends and interest receivable	7,260,771
Other assets	70,304
1,624,859,197

Liabilities
Disbursements in excess of demand deposit cash	12,404
Payable for investments purchased	7,819,048
Payable for capital shares redeemed	42,567,165
Accrued management fees	1,547,014
Distribution and service fees payable	23,230
Accrued foreign taxes	255,511
52,224,372

Net Assets	$1,572,634,825

Net Assets Consist of:
Capital (par value and paid-in surplus)	1,269,278,189
Distributions in excess of net investment income	(996,547)
Accumulated net realized loss	(32,358,626)
Net unrealized appreciation	336,711,809
$1,572,634,825

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,342,549,267	107,779,864	$12.46
I Class, $0.01 Par Value	$102,350,599	8,264,463	$12.38
Y Class, $0.01 Par Value	$5,400	436	$12.39
A Class, $0.01 Par Value	$76,224,941	6,075,431	$12.55*
C Class, $0.01 Par Value	$6,118,999	502,509	$12.18
R Class, $0.01 Par Value	$3,333,134	263,127	$12.67
R5 Class, $0.01 Par Value	$5,396	436	$12.38
R6 Class, $0.01 Par Value	$42,047,089	3,393,852	$12.39
*Maximum offering price $13.32 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,803,358)	$20,516,040
Interest	13,166
20,529,206

Expenses:
Management fees	8,645,985
Distribution and service fees:
A Class	121,033
C Class	31,291
R Class	7,993
Directors' fees and expenses	21,245
Other expenses	8,236
8,835,783

Net investment income (loss)	11,693,423

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	10,667,663
Foreign currency transactions	(339,829)
10,327,834

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(255,511))	236,644,248
Translation of assets and liabilities in foreign currencies	269,272
236,913,520

Net realized and unrealized gain (loss)	247,241,354

Net Increase (Decrease) in Net Assets Resulting from Operations	$258,934,777

 See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016
Operations
Net investment income (loss)	$11,693,423	$12,812,320
Net realized gain (loss)	10,327,834	(35,597,694)
Change in net unrealized appreciation (depreciation)	236,913,520	(115,941,033)
Net increase (decrease) in net assets resulting from operations	258,934,777	(138,726,407)

Distributions to Shareholders
From net investment income:
Investor Class	(5,994,029)	(7,144,126)
I Class	(404,902)	(467,296)
A Class	(256,085)	(436,078)
R Class	—	(4,047)
R6 Class	(317,212)	(376,203)
From net realized gains:
Investor Class	—	(71,718,645)
I Class	—	(3,592,483)
A Class	—	(7,082,263)
C Class	—	(530,306)
R Class	—	(173,171)
R6 Class	—	(2,461,989)
Decrease in net assets from distributions	(6,972,228)	(93,986,607)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(124,687,058)	(28,937,016)

Redemption Fees
Increase in net assets from redemption fees	7,002	19,316

Net increase (decrease) in net assets	127,282,493	(261,630,714)

Net Assets
Beginning of period	1,445,352,332	1,706,983,046
End of period	$1,572,634,825	$1,445,352,332

Distributions in excess of net investment income	$(996,547)	$(5,717,742)

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

13

Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover

14

transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 21% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT International Growth Fund, one fund in a series issued by the corporation.

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.500%	1.17%
I Class	0.850% to 1.300%	0.97%
Y Class	0.700% to 1.150%	0.82%
A Class	1.050% to 1.500%	1.17%
C Class	1.050% to 1.500%	1.17%
R Class	1.050% to 1.500%	1.17%
R5 Class	0.850% to 1.300%	0.97%
R6 Class	0.700% to 1.150%	0.82%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

15

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $456,970 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 were $452,340,549 and $549,396,984, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017(1)		Year ended November 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	920,000,000		875,000,000
Sold	5,491,637	$61,816,145	10,482,368	$113,487,463
Issued in reinvestment of distributions	552,236	5,837,134	6,787,008	76,693,189
Redeemed	(14,647,309)	(169,555,051)	(17,865,264)	(197,712,746)
	(8,603,436)	(101,901,772)	(595,888)	(7,532,094)
I Class/Shares Authorized	80,000,000		70,000,000
Sold	3,533,111	39,868,737	1,251,989	13,630,649
Issued in reinvestment of distributions	38,562	404,902	361,512	4,059,779
Redeemed	(941,398)	(10,798,330)	(1,756,602)	(19,107,397)
	2,630,275	29,475,309	(143,101)	(1,416,969)
Y Class/Shares Authorized	50,000,000		N/A
Sold	436	5,000
A Class/Shares Authorized	120,000,000		185,000,000
Sold	476,829	5,418,188	1,831,048	20,171,236
Issued in reinvestment of distributions	23,420	249,663	646,908	7,374,750
Redeemed	(4,665,878)	(53,655,312)	(3,693,064)	(40,701,226)
	(4,165,629)	(47,987,461)	(1,215,108)	(13,155,240)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	17,560	198,731	70,768	760,067
Issued in reinvestment of distributions	—	—	39,978	445,758
Redeemed	(167,957)	(1,852,899)	(321,709)	(3,439,340)
	(150,397)	(1,654,168)	(210,963)	(2,233,515)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	53,438	619,070	101,622	1,141,480
Issued in reinvestment of distributions	—	—	13,640	157,129
Redeemed	(78,642)	(916,575)	(93,508)	(1,040,020)
	(25,204)	(297,505)	21,754	258,589
R5 Class/Shares Authorized	50,000,000		N/A
Sold	436	5,000
R6 Class/Shares Authorized	50,000,000		40,000,000
Sold	298,978	3,307,743	1,828,729	19,554,531
Issued in reinvestment of distributions	30,211	317,212	252,958	2,838,192
Redeemed	(535,957)	(5,956,416)	(2,488,738)	(27,250,510)
	(206,768)	(2,331,461)	(407,051)	(4,857,787)
Net increase (decrease)	(10,520,287)	$(124,687,058)	(2,550,357)	$(28,937,016)

(1)	April 10, 2017 (commencement of sale) through May 31, 2017 for the Y Class and R5 Class.

16

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$77,588,983	$1,508,072,557	—
Temporary Cash Investments	—	19,146,212	—
	$77,588,983	$1,527,218,769	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,271,456,070
Gross tax appreciation of investments	$337,388,605
Gross tax depreciation of investments	(4,036,923)
Net tax appreciation (depreciation) of investments	$333,351,682

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2016, the fund had accumulated short-term capital losses of $(37,331,872), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

17

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$10.56	0.09	1.86	1.95	(0.05)	—	(0.05)	$12.46	18.57%	1.17%(4)	1.55%(4)	30%	$1,342,549
2016	$12.25	0.09	(1.10)	(1.01)	(0.06)	(0.62)	(0.68)	$10.56	(8.59)%	1.18%	0.83%	70%	$1,229,531
2015	$13.40	0.07	(0.34)	(0.27)	(0.08)	(0.80)	(0.88)	$12.25	(1.86)%	1.17%	0.62%	62%	$1,432,784
2014	$13.78	0.10	—(5)	0.10	(0.20)	(0.28)	(0.48)	$13.40	0.80%	1.18%	0.74%	75%	$1,521,655
2013	$11.27	0.11	2.58	2.69	(0.18)	—	(0.18)	$13.78	24.22%	1.22%	0.84%	110%	$1,499,623
2012	$9.90	0.15	1.33	1.48	(0.11)	—	(0.11)	$11.27	15.10%	1.29%	1.41%	106%	$1,268,251
I Class(6)
2017(3)	$10.51	0.12	1.82	1.94	(0.07)	—	(0.07)	$12.38	18.61%	0.97%(4)	1.75%(4)	30%	$102,351
2016	$12.19	0.11	(1.09)	(0.98)	(0.08)	(0.62)	(0.70)	$10.51	(8.40)%	0.98%	1.03%	70%	$59,236
2015	$13.33	0.10	(0.34)	(0.24)	(0.10)	(0.80)	(0.90)	$12.19	(1.63)%	0.97%	0.82%	62%	$70,422
2014	$13.73	0.14	(0.03)	0.11	(0.23)	(0.28)	(0.51)	$13.33	0.91%	0.98%	0.94%	75%	$138,527
2013	$11.24	0.13	2.58	2.71	(0.22)	—	(0.22)	$13.73	24.54%	1.02%	1.04%	110%	$185,325
2012	$9.89	0.17	1.33	1.50	(0.15)	—	(0.15)	$11.24	15.28%	1.09%	1.61%	106%	$140,446
Y Class
2017(7)	$11.48	0.07	0.84	0.91	—	—	—	$12.39	7.93%	0.82%(4)	3.91%(4)	30%(8)	$5

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$10.63	0.05	1.90	1.95	(0.03)	—	(0.03)	$12.55	18.34%	1.42%(4)	1.30%(4)	30%	$76,225
2016	$12.32	0.06	(1.09)	(1.03)	(0.04)	(0.62)	(0.66)	$10.63	(8.73)%	1.43%	0.58%	70%	$108,847
2015	$13.48	0.07	(0.37)	(0.30)	(0.06)	(0.80)	(0.86)	$12.32	(2.13)%	1.42%	0.37%	62%	$141,175
2014	$13.86	0.07	(0.01)	0.06	(0.16)	(0.28)	(0.44)	$13.48	0.49%	1.43%	0.49%	75%	$301,164
2013	$11.33	0.07	2.61	2.68	(0.15)	—	(0.15)	$13.86	23.98%	1.47%	0.59%	110%	$267,979
2012	$9.92	0.12	1.35	1.47	(0.06)	—	(0.06)	$11.33	14.80%	1.54%	1.16%	106%	$198,434
C Class
2017(3)	$10.33	0.02	1.83	1.85	—	—	—	$12.18	17.91%	2.17%(4)	0.55%(4)	30%	$6,119
2016	$12.04	(0.02)	(1.07)	(1.09)	—	(0.62)	(0.62)	$10.33	(9.43)%	2.18%	(0.17)%	70%	$6,743
2015	$13.22	(0.05)	(0.33)	(0.38)	—	(0.80)	(0.80)	$12.04	(2.81)%	2.17%	(0.38)%	62%	$10,402
2014	$13.58	(0.03)	(0.02)	(0.05)	(0.03)	(0.28)	(0.31)	$13.22	(0.29)%	2.18%	(0.26)%	75%	$10,129
2013	$11.14	(0.03)	2.57	2.54	(0.10)	—	(0.10)	$13.58	23.00%	2.22%	(0.16)%	110%	$4,859
2012	$9.77	0.04	1.33	1.37	—	—	—	$11.14	14.02%	2.29%	0.41%	106%	$2,497
R Class
2017(3)	$10.72	0.06	1.89	1.95	—	—	—	$12.67	18.19%	1.67%(4)	1.05%(4)	30%	$3,333
2016	$12.43	0.04	(1.12)	(1.08)	(0.01)	(0.62)	(0.63)	$10.72	(9.00)%	1.68%	0.33%	70%	$3,090
2015	$13.59	0.02	(0.35)	(0.33)	(0.03)	(0.80)	(0.83)	$12.43	(2.31)%	1.67%	0.12%	62%	$3,313
2014	$13.96	0.03	(0.01)	0.02	(0.11)	(0.28)	(0.39)	$13.59	0.25%	1.68%	0.24%	75%	$2,195
2013	$11.41	0.05	2.62	2.67	(0.12)	—	(0.12)	$13.96	23.59%	1.72%	0.34%	110%	$2,270
2012	$9.97	0.10	1.35	1.45	(0.01)	—	(0.01)	$11.41	14.56%	1.79%	0.91%	106%	$2,262

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2017(7)	$11.48	0.06	0.84	0.90	—	—	—	$12.38	7.84%	0.97%(4)	3.76%(4)	30%(8)	$5
R6 Class
2017(3)	$10.53	0.11	1.84	1.95	(0.09)	—	(0.09)	$12.39	18.66%	0.82%(4)	1.90%(4)	30%	$42,047
2016	$12.20	0.14	(1.10)	(0.96)	(0.09)	(0.62)	(0.71)	$10.53	(8.19)%	0.83%	1.18%	70%	$37,903
2015	$13.34	0.11	(0.33)	(0.22)	(0.12)	(0.80)	(0.92)	$12.20	(1.50)%	0.82%	0.97%	62%	$48,887
2014	$13.74	0.13	—(5)	0.13	(0.25)	(0.28)	(0.53)	$13.34	1.10%	0.83%	1.09%	75%	$8,411
2013(9)	$12.56	0.01	1.17	1.18	—	—	—	$13.74	9.39%	0.85%(4)	0.20%(4)	110%(10)	$5,076

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2017 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(7)	April 10, 2017 (commencement of sale) through May 31, 2017 (unaudited).

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended May 31, 2017.

(9)	July 26, 2013 (commencement of sale) through November 30, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92630 1707

Semiannual Report

May 31, 2017

International Opportunities Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Sentiment Generally Prevailed Among Investors

Optimism surrounding President Trump’s aggressive pro-growth agenda, along with improving global economic data, upbeat corporate earnings reports in the U.S. and Europe, and continued accommodative central bank policies, triggered rallies among higher-risk assets during the six-month period. In addition, moderate candidate Emmanuel Macron’s victory in France’s presidential election helped ease political uncertainty in Europe, which further aided financial market performance. Global equity markets soared, including the S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index, which gained 10.81%, 17.91%, and 17.51%, respectively. Within these indices, growth stocks significantly outperformed their value counterparts, as investors generally favored companies expected to perform well as economic fundamentals improve.

A similar pattern prevailed within the global fixed-income markets, where higher-risk and higher-yielding sectors were top performers. Meanwhile, yields on short-maturity U.S. Treasuries increased as the Federal Reserve (the Fed) raised its interest rate target twice during the reporting period. However, yields on longer-maturity U.S. Treasuries declined, largely due to waning U.S. economic growth and inflation expectations as the reporting period unfolded. Outside the U.S., ongoing central bank stimulus programs helped keep government bond yields low. Overall, returns among broad U.S. and global fixed-income indices were positive.

Late in the reporting period, investor optimism toward President Trump’s policy agenda faded as health care and tax reform remained stalled. Further delays to these and other pro-growth proposals, combined with the Fed’s efforts to normalize U.S. monetary policy, may impede future risk-on sentiment. Meanwhile, as the Fed continues to tighten, central banks in Europe, the U.K., and Japan remain extremely accommodative. In this environment, we continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2017
Top Ten Holdings	% of net assets
Rentokil Initial plc	2.3%
Teleperformance	2.2%
Melco International Development Ltd.	1.8%
Saab AB, B Shares	1.7%
Straumann Holding AG	1.6%
Shopify, Inc., Class A	1.5%
Logitech International SA	1.5%
ASOS plc	1.5%
Davide Campari-Milano SpA	1.4%
Bellway plc	1.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.1%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	0.1%

Investments by Country	% of net assets
Japan	19.5%
Canada	10.7%
United Kingdom	10.2%
France	8.7%
Italy	7.4%
Germany	5.9%
South Korea	5.1%
Switzerland	4.3%
Taiwan	3.5%
Sweden	3.4%
India	2.4%
New Zealand	2.0%
Other Countries	15.0%
Cash and Equivalents*	1.9%
* Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,203.10	$8.57	1.56%
Investor Class (before waiver)	$1,000	$1,203.10(2)	$9.67	1.76%
I Class (after waiver)	$1,000	$1,204.50	$7.47	1.36%
I Class (before waiver)	$1,000	$1,204.50(2)	$8.57	1.56%
A Class (after waiver)	$1,000	$1,201.70	$9.94	1.81%
A Class (before waiver)	$1,000	$1,201.70(2)	$11.03	2.01%
C Class (after waiver)	$1,000	$1,197.30	$14.02	2.56%
C Class (before waiver)	$1,000	$1,197.30(2)	$15.12	2.76%
R Class (after waiver)	$1,000	$1,200.70	$11.30	2.06%
R Class (before waiver)	$1,000	$1,200.70(2)	$12.40	2.26%
Hypothetical
Investor Class (after waiver)	$1,000	$1,017.15	$7.85	1.56%
Investor Class (before waiver)	$1,000	$1,016.16	$8.85	1.76%
I Class (after waiver)	$1,000	$1,018.15	$6.84	1.36%
I Class (before waiver)	$1,000	$1,017.15	$7.85	1.56%
A Class (after waiver)	$1,000	$1,015.91	$9.10	1.81%
A Class (before waiver)	$1,000	$1,014.91	$10.10	2.01%
C Class (after waiver)	$1,000	$1,012.17	$12.84	2.56%
C Class (before waiver)	$1,000	$1,011.17	$13.84	2.76%
R Class (after waiver)	$1,000	$1,014.66	$10.35	2.06%
R Class (before waiver)	$1,000	$1,013.66	$11.35	2.26%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.1%
Australia — 1.5%
BlueScope Steel Ltd.	80,840	$690,784
Nanosonics Ltd.(1)	248,286	520,259
Northern Star Resources Ltd.	304,660	1,068,503
		2,279,546
Austria — 0.9%
Lenzing AG	7,510	1,345,177
Belgium — 0.7%
Galapagos NV(1)	12,700	1,056,865
Brazil — 1.9%
CVC Brasil Operadora e Agencia de Viagens SA	135,000	1,249,479
EcoRodovias Infraestrutura e Logistica SA	256,400	729,753
Iguatemi Empresa de Shopping Centers SA	102,400	1,000,282
		2,979,514
Canada — 10.7%
Alamos Gold, Inc., Class A	113,882	766,323
BRP, Inc.(1)	31,761	772,600
Canadian Energy Services & Technology Corp.	255,503	1,210,511
Descartes Systems Group, Inc. (The)(1)	67,360	1,684,436
Enerflex Ltd.	72,564	921,252
FirstService Corp.	22,170	1,386,969
Hudbay Minerals, Inc.	111,110	568,361
Interfor Corp.(1)	96,246	1,256,111
New Flyer Industries, Inc.	51,804	2,130,681
Parex Resources, Inc.(1)	111,437	1,337,227
Premium Brands Holdings Corp.	24,898	1,701,767
Shopify, Inc., Class A(1)	26,042	2,392,218
Trican Well Service Ltd.(1)	214,760	637,515
		16,765,971
China — 1.9%
China Resources Cement Holdings Ltd.	1,470,000	728,157
Lonking Holdings Ltd.	3,884,000	1,076,597
Q Technology Group Co. Ltd.(1)	1,165,000	882,060
Tongda Group Holdings Ltd.	1,230,000	350,412
		3,037,226
Denmark — 0.5%
Ambu A/S, B Shares	11,391	763,821
France — 8.7%
Alten SA	11,325	1,009,104
Eurofins Scientific SE	1,590	844,391
Maisons du Monde SA(1)	36,699	1,385,599
Nexans SA	14,045	768,125
Rubis SCA	18,040	2,090,358
SOITEC(1)	15,840	873,856
Tarkett SA	25,460	1,270,433
Teleperformance	25,893	3,387,168

6

	Shares	Value
Worldline SA(1)	32,930	$1,157,291
X-Fab Silicon Foundries SE(1)	83,878	857,441
		13,643,766
Germany — 5.9%
AURELIUS Equity Opportunities SE & Co. KGaA	18,462	1,075,539
Carl Zeiss Meditec AG	23,549	1,218,063
CTS Eventim AG & Co. KGaA	33,363	1,454,346
Duerr AG	14,700	1,603,270
Jungheinrich AG Preference Shares	29,585	1,113,515
MorphoSys AG(1)	13,810	1,011,322
Sartorius AG Preference Shares	16,950	1,727,950
		9,204,005
Hong Kong — 1.8%
Melco International Development Ltd.	1,090,000	2,867,482
India — 2.4%
Indiabulls Housing Finance Ltd., ADR	108,360	1,949,204
Vakrangee Ltd.	333,030	1,883,488
		3,832,692
Indonesia — 1.0%
PT Bank Tabungan Negara Persero Tbk	8,104,900	1,521,190
Italy — 7.4%
Amplifon SpA	125,530	1,788,058
Banca Generali SpA	50,299	1,451,571
Buzzi Unicem SpA	56,040	1,454,832
Davide Campari-Milano SpA	307,880	2,152,959
FinecoBank Banca Fineco SpA	219,530	1,649,814
Moncler SpA	82,750	2,015,311
Salvatore Ferragamo SpA	36,076	1,007,070
		11,519,615
Japan — 19.5%
Anritsu Corp.	133,900	1,158,250
Cosmos Pharmaceutical Corp.	6,800	1,434,907
Daifuku Co. Ltd.	57,100	1,740,068
DMG Mori Co. Ltd.	73,000	1,148,226
eRex Co. Ltd.	37,200	352,014
GMO Payment Gateway, Inc.	20,500	1,193,905
Hitachi Maxell Ltd.	55,600	1,091,417
Itochu Techno-Solutions Corp.	48,500	1,653,160
Kanto Denka Kogyo Co. Ltd.	42,600	347,724
Lion Corp.	74,300	1,572,544
Nachi-Fujikoshi Corp.	197,000	994,339
Nifco, Inc.	14,900	761,481
Nihon M&A Center, Inc.	31,400	1,240,406
Nippon Shinyaku Co. Ltd.	22,700	1,324,081
Outsourcing, Inc.	9,600	438,609
Pigeon Corp.	56,800	1,959,151
Sakata Seed Corp.	33,000	1,053,318
SMS Co. Ltd.	29,600	817,842
Sumco Corp.	73,000	1,206,889
Topcon Corp.	70,300	1,284,126
Toyo Tire & Rubber Co. Ltd.	77,200	1,486,144

7

	Shares	Value
Tsukui Corp.	127,200	$790,191
Ulvac, Inc.	38,400	2,128,903
Vector, Inc.	91,700	1,345,485
Yumeshin Holdings Co. Ltd.	78,600	522,344
Zenkoku Hosho Co. Ltd.	33,400	1,367,666
		30,413,190
Netherlands — 1.8%
ASR Nederland NV(1)	52,650	1,689,754
OCI NV(1)	47,309	1,130,650
		2,820,404
New Zealand — 2.0%
a2 Milk Co. Ltd.(1)	653,590	1,544,368
Fisher & Paykel Healthcare Corp. Ltd.	205,670	1,559,173
		3,103,541
Norway — 0.9%
Aker BP ASA	87,045	1,421,681
South Africa — 0.8%
Dis-Chem Pharmacies Ltd.	574,960	1,263,904
South Korea — 5.1%
CJ CGV Co. Ltd.	19,400	1,464,184
HS Industries Co. Ltd.	97,280	835,864
Korea Kolmar Co. Ltd.	19,405	1,480,160
Loen Entertainment, Inc.	13,980	1,020,155
Medy-Tox, Inc.	2,620	1,221,543
SK Materials Co. Ltd.	6,719	1,178,646
Vieworks Co. Ltd.	14,364	746,682
		7,947,234
Spain — 0.8%
NH Hotel Group SA(1)	201,813	1,181,141
Sweden — 3.4%
Munters Group AB(1)	48,347	399,118
Saab AB, B Shares	50,150	2,609,226
Scandic Hotels Group AB	119,070	1,527,522
SSAB AB, A Shares(1)	204,040	832,697
		5,368,563
Switzerland — 4.3%
Logitech International SA	64,689	2,364,349
Straumann Holding AG	4,420	2,448,330
Temenos Group AG	20,092	1,869,072
		6,681,751
Taiwan — 3.5%
Advanced Ceramic X Corp.	80,000	845,773
Airtac International Group	113,000	1,247,249
Basso Industry Corp.	284,000	805,386
Merry Electronics Co. Ltd.	220,000	1,232,421
Silergy Corp.	68,000	1,342,863
		5,473,692
Thailand — 0.5%
Taokaenoi Food & Marketing PCL, Class F	1,200,100	810,402
United Kingdom — 10.2%
Ashmore Group plc	333,264	1,505,885

8

	Shares	Value
ASOS plc(1)	28,499	$2,356,294
BBA Aviation plc	282,259	1,172,130
Bellway plc	58,600	2,133,720
NEX Group plc	136,714	1,135,282
Rentokil Initial plc	1,054,902	3,610,006
RPC Group plc	105,200	1,162,976
Spectris plc	58,660	1,974,919
Ultra Electronics Holdings plc	31,600	868,045
		15,919,257
TOTAL COMMON STOCKS (Cost $116,825,703)		153,221,630
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.125%, 9/30/17 - 2/15/26, valued at $1,546,376), in a joint trading account at 0.70%, dated 5/31/17, due 6/1/17 (Delivery value $1,516,098)		1,516,069
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 2/15/46, valued at $1,294,479), at 0.22%, dated 5/31/17, due 6/1/17 (Delivery value $1,264,008)		1,264,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	666	666
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,780,735)		2,780,735
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $119,606,438)		156,002,365
OTHER ASSETS AND LIABILITIES — 0.1%		182,182
TOTAL NET ASSETS — 100.0%		$156,184,547

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.5%
Industrials	17.9%
Consumer Discretionary	17.0%
Health Care	11.0%
Consumer Staples	9.6%
Financials	8.6%
Materials	8.0%
Energy	3.5%
Utilities	1.5%
Real Estate	1.5%
Cash and Equivalents*	1.9%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $119,606,438)	$156,002,365
Foreign currency holdings, at value (cost of $20,367)	20,358
Receivable for investments sold	162,326
Receivable for capital shares sold	59,989
Dividends and interest receivable	333,493
Other assets	56,007
156,634,538

Liabilities
Payable for investments purchased	60,208
Payable for capital shares redeemed	108,095
Accrued management fees	194,080
Distribution and service fees payable	4,849
Accrued foreign taxes	82,759
449,991

Net Assets	$156,184,547

Net Assets Consist of:
Capital (par value and paid-in surplus)	$116,676,093
Distributions in excess of net investment income	(348,840)
Undistributed net realized gain	3,557,970
Net unrealized appreciation	36,299,324
$156,184,547

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$126,356,870	12,374,414	$10.21
I Class, $0.01 Par Value	$13,038,146	1,264,401	$10.31
A Class, $0.01 Par Value	$14,251,660	1,406,267	$10.13*
C Class, $0.01 Par Value	$1,702,663	173,131	$9.83
R Class, $0.01 Par Value	$835,208	83,116	$10.05
*Maximum offering price $10.75 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $118,174)	$1,172,116
Interest	1,822
1,173,938

Expenses:
Management fees	1,186,489
Distribution and service fees:
A Class	18,652
C Class	7,927
R Class	1,813
Directors' fees and expenses	1,912
Other expenses	3,253
1,220,046
Fees waived(1)	(136,512)
1,083,534

Net investment income (loss)	90,404

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,108,969
Foreign currency transactions	(13,761)
4,095,208

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(82,759))	21,468,624
Translation of assets and liabilities in foreign currencies	22,895
21,491,519

Net realized and unrealized gain (loss)	25,586,727

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,677,131

(1)	Amount consists of $111,942, $7,337, $14,923, $1,585 and $725 for the Investor Class, I Class, A Class, C Class and R Class, respectively.

 See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016
Operations
Net investment income (loss)	$90,404	$(150,974)
Net realized gain (loss)	4,095,208	1,245,292
Change in net unrealized appreciation (depreciation)	21,491,519	(7,284,247)
Net increase (decrease) in net assets resulting from operations	25,677,131	(6,189,929)

Distributions to Shareholders
From net investment income:
Investor Class	(41,869)	(1,126,676)
I Class	(15,442)	(65,585)
A Class	—	(135,676)
C Class	—	(1,467)
R Class	—	(3,245)
From net realized gains:
Investor Class	—	(2,032,554)
I Class	—	(100,298)
A Class	—	(315,770)
C Class	—	(25,684)
R Class	—	(10,615)
Decrease in net assets from distributions	(57,311)	(3,817,570)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(693,334)	(15,817,396)

Redemption Fees
Increase in net assets from redemption fees	7,150	11,338

Net increase (decrease) in net assets	24,933,636	(25,813,557)

Net Assets
Beginning of period	131,250,911	157,064,468
End of period	$156,184,547	$131,250,911

Accumulated (distributions in excess of) net investment income (loss)	$(348,840)	$(381,933)

 See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

13

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

14

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended May 31, 2017, the investment advisor agreed to waive 0.20% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended May 31, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	1.400% to 2.000%	1.75%	1.55%
I Class	1.200% to 1.800%	1.55%	1.35%
A Class	1.400% to 2.000%	1.75%	1.55%
C Class	1.400% to 2.000%	1.75%	1.55%
R Class	1.400% to 2.000%	1.75%	1.55%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

15

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 were $90,984,611 and $93,153,249, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017		Year ended November 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	120,000,000		120,000,000
Sold	1,569,449	$14,710,925	2,324,522	$20,183,544
Issued in reinvestment of distributions	4,880	40,599	343,807	3,039,251
Redeemed	(1,946,348)	(17,594,429)	(4,064,261)	(35,125,896)
	(372,019)	(2,842,905)	(1,395,932)	(11,903,101)
I Class/Shares Authorized	40,000,000		35,000,000
Sold	550,139	5,547,231	144,305	1,241,192
Issued in reinvestment of distributions	1,838	15,442	18,597	165,883
Redeemed	(65,539)	(579,049)	(113,497)	(1,004,870)
	486,438	4,983,624	49,405	402,205
A Class/Shares Authorized	30,000,000		30,000,000
Sold	301,519	2,688,208	793,313	6,858,283
Issued in reinvestment of distributions	—	—	51,180	450,388
Redeemed	(574,403)	(5,398,804)	(1,357,678)	(11,880,126)
	(272,884)	(2,710,596)	(513,185)	(4,571,455)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	8,422	77,730	71,416	602,250
Issued in reinvestment of distributions	—	—	2,651	22,907
Redeemed	(27,554)	(242,331)	(49,685)	(418,768)
	(19,132)	(164,601)	24,382	206,389
R Class/Shares Authorized	30,000,000		30,000,000
Sold	8,311	74,609	16,014	138,491
Issued in reinvestment of distributions	—	—	1,582	13,860
Redeemed	(3,843)	(33,465)	(11,891)	(103,785)
	4,468	41,144	5,705	48,566
Net increase (decrease)	(173,129)	$(693,334)	(1,829,625)	$(15,817,396)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

16

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,392,218	$150,829,412	—
Temporary Cash Investments	666	2,780,069	—
	$2,392,884	$153,609,481	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$120,412,821
Gross tax appreciation of investments	$36,333,594
Gross tax depreciation of investments	(744,050)
Net tax appreciation (depreciation) of investments	$35,589,544

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2016, the fund had late-year ordinary loss deferrals of $(191,433) and post-October capital loss deferrals of $(200,612), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

17

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$8.49	0.01	1.71	1.72	—(4)	—	—(4)	$10.21	20.31%	1.56%(5)	1.76%(5)	0.16%(5)	(0.04)%(5)	67%	$126,357
2016	$9.08	(0.01)	(0.36)	(0.37)	(0.08)	(0.14)	(0.22)	$8.49	(4.14)%	1.54%	1.74%	(0.07)%	(0.27)%	130%	$108,184
2015	$8.92	(0.03)	0.58	0.55	(0.02)	(0.37)	(0.39)	$9.08	6.67%	1.51%	1.71%	(0.33)%	(0.53)%	152%	$128,450
2014	$9.20	0.01	(0.26)	(0.25)	(0.03)	—	(0.03)	$8.92	(2.77)%	1.55%	1.75%	0.11%	(0.09)%	128%	$123,835
2013	$7.14	—(4)	2.14	2.14	(0.08)	—	(0.08)	$9.20	30.13%	1.72%	1.79%	(0.04)%	(0.11)%	123%	$137,264
2012	$5.98	—(4)	1.16	1.16	—	—	—	$7.14	19.40%	1.87%	1.87%	(0.04)%	(0.04)%	127%	$99,445
I Class(6)
2017(3)	$8.58	0.02	1.73	1.75	(0.02)	—	(0.02)	$10.31	20.45%	1.36%(5)	1.56%(5)	0.36%(5)	0.16%(5)	67%	$13,038
2016	$9.18	0.01	(0.38)	(0.37)	(0.09)	(0.14)	(0.23)	$8.58	(4.05)%	1.34%	1.54%	0.13%	(0.07)%	130%	$6,674
2015	$9.02	(0.01)	0.58	0.57	(0.04)	(0.37)	(0.41)	$9.18	6.82%	1.31%	1.51%	(0.13)%	(0.33)%	152%	$6,685
2014	$9.29	0.03	(0.27)	(0.24)	(0.03)	—	(0.03)	$9.02	(2.58)%	1.35%	1.55%	0.31%	0.11%	128%	$4,491
2013	$7.21	(0.04)	2.21	2.17	(0.09)	—	(0.09)	$9.29	30.38%	1.52%	1.59%	0.16%	0.09%	123%	$3,100
2012	$6.03	0.01	1.17	1.18	—	—	—	$7.21	19.57%	1.67%	1.67%	0.16%	0.16%	127%	$45

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$8.43	(0.01)	1.71	1.70	—	—	—	$10.13	20.17%	1.81%(5)	2.01%(5)	(0.09)%(5)	(0.29)%(5)	67%	$14,252
2016	$9.03	(0.03)	(0.37)	(0.40)	(0.06)	(0.14)	(0.20)	$8.43	(4.47)%	1.79%	1.99%	(0.32)%	(0.52)%	130%	$14,156
2015	$8.88	(0.05)	0.58	0.53	(0.01)	(0.37)	(0.38)	$9.03	6.48%	1.76%	1.96%	(0.58)%	(0.78)%	152%	$19,796
2014	$9.18	(0.01)	(0.27)	(0.28)	(0.02)	—	(0.02)	$8.88	(3.06)%	1.80%	2.00%	(0.14)%	(0.34)%	128%	$14,683
2013	$7.12	(0.03)	2.15	2.12	(0.06)	—	(0.06)	$9.18	29.89%	1.97%	2.04%	(0.29)%	(0.36)%	123%	$6,743
2012	$5.98	(0.04)	1.18	1.14	—	—	—	$7.12	19.06%	2.12%	2.12%	(0.29)%	(0.29)%	127%	$1,931
C Class
2017(3)	$8.21	(0.04)	1.66	1.62	—	—	—	$9.83	19.73%	2.56%(5)	2.76%(5)	(0.84)%(5)	(1.04)%(5)	67%	$1,703
2016	$8.81	(0.09)	(0.36)	(0.45)	(0.01)	(0.14)	(0.15)	$8.21	(5.17)%	2.54%	2.74%	(1.07)%	(1.27)%	130%	$1,579
2015	$8.73	(0.12)	0.57	0.45	—(4)	(0.37)	(0.37)	$8.81	5.59%	2.51%	2.71%	(1.33)%	(1.53)%	152%	$1,479
2014	$9.07	(0.08)	(0.26)	(0.34)	—	—	—	$8.73	(3.75)%	2.55%	2.75%	(0.89)%	(1.09)%	128%	$713
2013	$7.04	(0.09)	2.12	2.03	—	—	—	$9.07	29.02%	2.72%	2.79%	(1.04)%	(1.11)%	123%	$425
2012	$5.95	(0.06)	1.15	1.09	—	—	—	$7.04	18.15%	2.87%	2.87%	(1.04)%	(1.04)%	127%	$123

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(3)	$8.37	(0.01)	1.69	1.68	—	—	—	$10.05	20.07%	2.06%(5)	2.26%(5)	(0.34)%(5)	(0.54)%(5)	67%	$835
2016	$8.97	(0.05)	(0.37)	(0.42)	(0.04)	(0.14)	(0.18)	$8.37	(4.69)%	2.04%	2.24%	(0.57)%	(0.77)%	130%	$658
2015	$8.85	(0.07)	0.57	0.50	(0.01)	(0.37)	(0.38)	$8.97	6.09%	2.01%	2.21%	(0.83)%	(1.03)%	152%	$654
2014	$9.15	(0.04)	(0.25)	(0.29)	(0.01)	—	(0.01)	$8.85	(3.15)%	2.05%	2.25%	(0.39)%	(0.59)%	128%	$583
2013	$7.10	(0.03)	2.12	2.09	(0.04)	—	(0.04)	$9.15	29.50%	2.22%	2.29%	(0.54)%	(0.61)%	123%	$623
2012	$5.98	(0.03)	1.15	1.12	—	—	—	$7.10	18.73%	2.37%	2.37%	(0.54)%	(0.54)%	127%	$109

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2017 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92635 1707

Semiannual Report

May 31, 2017

International Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Sentiment Generally Prevailed Among Investors

Optimism surrounding President Trump’s aggressive pro-growth agenda, along with improving global economic data, upbeat corporate earnings reports in the U.S. and Europe, and continued accommodative central bank policies, triggered rallies among higher-risk assets during the six-month period. In addition, moderate candidate Emmanuel Macron’s victory in France’s presidential election helped ease political uncertainty in Europe, which further aided financial market performance. Global equity markets soared, including the S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index, which gained 10.81%, 17.91%, and 17.51%, respectively. Within these indices, growth stocks significantly outperformed their value counterparts, as investors generally favored companies expected to perform well as economic fundamentals improve.

A similar pattern prevailed within the global fixed-income markets, where higher-risk and higher-yielding sectors were top performers. Meanwhile, yields on short-maturity U.S. Treasuries increased as the Federal Reserve (the Fed) raised its interest rate target twice during the reporting period. However, yields on longer-maturity U.S. Treasuries declined, largely due to waning U.S. economic growth and inflation expectations as the reporting period unfolded. Outside the U.S., ongoing central bank stimulus programs helped keep government bond yields low. Overall, returns among broad U.S. and global fixed-income indices were positive.

Late in the reporting period, investor optimism toward President Trump’s policy agenda faded as health care and tax reform remained stalled. Further delays to these and other pro-growth proposals, combined with the Fed’s efforts to normalize U.S. monetary policy, may impede future risk-on sentiment. Meanwhile, as the Fed continues to tighten, central banks in Europe, the U.K., and Japan remain extremely accommodative. In this environment, we continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2017
Top Ten Holdings	% of net assets
HSBC Holdings plc	3.4%
Royal Dutch Shell plc, B Shares	2.6%
Allianz SE	2.2%
BNP Paribas SA	2.1%
ING Groep NV	2.0%
Toyota Motor Corp.	1.7%
Australia & New Zealand Banking Group Ltd.	1.7%
Siemens AG	1.6%
Zurich Insurance Group AG	1.6%
Banco Santander SA	1.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Other Assets and Liabilities	0.9%

Investments by Country	% of net assets
Japan	20.5%
United Kingdom	16.1%
Germany	10.9%
France	10.6%
Switzerland	6.9%
Australia	6.8%
Sweden	5.3%
Spain	5.2%
Netherlands	2.4%
Other Countries	14.4%
Other Assets and Liabilities	0.9%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,150.40	$6.97	1.30%
I Class	$1,000	$1,151.60	$5.90	1.10%
A Class	$1,000	$1,150.70	$8.31	1.55%
C Class	$1,000	$1,145.50	$12.30	2.30%
R Class	$1,000	$1,148.20	$9.64	1.80%
R6 Class	$1,000	$1,152.20	$5.10	0.95%
Hypothetical
Investor Class	$1,000	$1,018.45	$6.54	1.30%
I Class	$1,000	$1,019.45	$5.54	1.10%
A Class	$1,000	$1,017.20	$7.80	1.55%
C Class	$1,000	$1,013.46	$11.55	2.30%
R Class	$1,000	$1,015.96	$9.05	1.80%
R6 Class	$1,000	$1,020.20	$4.78	0.95%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Australia — 6.8%
Australia & New Zealand Banking Group Ltd.	73,008	$1,519,504
BWP Trust	22,510	50,847
CIMIC Group Ltd.	2,759	83,028
Commonwealth Bank of Australia	9,993	591,425
Dexus	19,760	152,553
Downer EDI Ltd.	103,398	491,711
Fortescue Metals Group Ltd.	120,143	432,971
Mirvac Group	26,012	44,068
National Australia Bank Ltd.	22,872	511,891
Qantas Airways Ltd.	215,577	802,525
Regis Resources Ltd.	51,405	124,903
Scentre Group	78,874	249,667
Telstra Corp. Ltd.	92,741	303,209
Westpac Banking Corp.	38,812	879,598
		6,237,900
Austria — 0.8%
OMV AG	13,677	712,969
Belgium — 1.3%
KBC Group NV	15,455	1,162,864
China — 1.7%
China CITIC Bank Corp. Ltd., H Shares	359,000	221,595
China Construction Bank Corp., H Shares	572,000	472,718
Country Garden Holdings Co. Ltd.	570,000	673,682
Industrial & Commercial Bank of China Ltd., H Shares	280,000	187,205
		1,555,200
Denmark — 1.6%
H Lundbeck A/S	3,706	197,741
TDC A/S	53,052	316,720
Vestas Wind Systems A/S	10,186	905,309
		1,419,770
Finland — 0.6%
UPM-Kymmene Oyj	20,633	581,769
France — 10.6%
AXA SA	30,504	813,490
BNP Paribas SA	26,675	1,882,423
Cie Generale des Etablissements Michelin, Class B	844	106,188
CNP Assurances	45,764	1,006,588
Engie SA	29,599	451,702
Faurecia	11,670	612,606
Metropole Television SA	4,281	101,952
Orange SA	29,116	511,544
Peugeot SA	44,088	869,185
Sanofi	6,052	599,425
Schneider Electric SE	1,679	129,311
SCOR SE	2,842	111,883

6

	Shares	Value
Societe Generale SA	26,409	$1,384,537
TOTAL SA	13,691	727,002
Valeo SA	4,661	324,471
		9,632,307
Germany — 10.9%
Allianz SE	10,388	1,994,293
BASF SE	3,773	355,347
Covestro AG	3,166	236,793
Daimler AG	872	63,289
Deutsche Lufthansa AG	49,754	966,637
Deutsche Telekom AG	17,776	353,945
Deutsche Wohnen AG	15,253	598,249
E.ON SE	83,760	732,787
Grand City Properties SA	4,291	88,910
Hannover Rueck SE	6,262	745,648
METRO AG	4,458	149,235
Muenchener Rueckversicherungs-Gesellschaft AG	1,236	244,022
ProSiebenSat.1 Media SE	19,574	831,053
RTL Group SA	4,018	312,703
Schaeffler AG Preference Shares	22,862	377,654
Siemens AG	10,341	1,475,883
Uniper SE(1)	21,626	421,615
		9,948,063
Hong Kong — 1.9%
BOC Hong Kong Holdings Ltd.	183,000	825,461
Kerry Properties Ltd.	26,500	93,689
New World Development Co. Ltd.	105,000	130,702
PCCW Ltd.	509,000	296,547
Wharf Holdings Ltd. (The)	9,000	76,573
Wheelock & Co. Ltd.	43,000	321,705
		1,744,677
India — 0.3%
Tata Power Co. Ltd. (The)	138,787	174,237
Yes Bank Ltd.	3,338	74,052
		248,289
Ireland — 0.6%
CRH plc	3,569	128,516
Smurfit Kappa Group plc	13,834	389,365
		517,881
Israel — 0.1%
Tower Semiconductor Ltd.(1)	2,858	73,988
Italy — 0.9%
Enel SpA	62,147	332,169
Fiat Chrysler Automobiles NV(1)	26,297	276,058
UnipolSai Assicurazioni SpA	95,547	216,383
		824,610
Japan — 20.5%
Bridgestone Corp.	23,500	987,106
Brother Industries Ltd.	14,200	315,157
Canon, Inc.	11,800	402,745
Dai-ichi Life Holdings, Inc.	8,200	136,568

7

	Shares	Value
Daiwa House Industry Co. Ltd.	6,100	$199,331
Daiwa Securities Group, Inc.	67,000	407,445
Furukawa Electric Co. Ltd.	4,000	178,962
Hitachi Chemical Co. Ltd.	14,800	408,253
Hitachi Construction Machinery Co. Ltd.	8,600	199,489
Honda Motor Co. Ltd.	13,500	379,950
Japan Airlines Co. Ltd.	9,200	269,562
JXTG Holdings, Inc.	241,400	1,051,480
KDDI Corp.	13,600	376,502
Leopalace21 Corp.	61,900	364,413
Maeda Corp.	7,000	75,657
Miraca Holdings, Inc.	13,000	546,411
Mitsubishi Chemical Holdings Corp.	85,000	643,544
Mitsubishi UFJ Financial Group, Inc.	192,100	1,198,392
Mitsui Chemicals, Inc.	40,000	198,646
Mixi, Inc.	700	43,928
Mizuho Financial Group, Inc.	497,100	865,380
Nichias Corp.	11,000	130,709
Nippon Telegraph & Telephone Corp.	16,800	805,186
NSK Ltd.	28,500	339,684
NTT DOCOMO, Inc.	33,900	831,660
Oracle Corp. Japan(1)	1,500	88,307
ORIX Corp.	30,400	479,812
SBI Holdings, Inc.	26,700	345,714
Sega Sammy Holdings, Inc.	25,000	317,156
Sompo Holdings, Inc.	4,100	158,225
Subaru Corp.	27,900	943,436
Sumitomo Corp.	13,800	176,004
Sumitomo Mitsui Financial Group, Inc.	18,400	660,240
Suzuki Motor Corp.	14,500	682,776
Toshiba Plant Systems & Services Corp.	9,700	144,339
Tosoh Corp.	78,000	662,736
Toyota Boshoku Corp.	19,500	376,266
Toyota Motor Corp.	29,400	1,574,725
Toyota Tsusho Corp.	13,200	404,641
TS Tech Co. Ltd.	10,900	306,578
		18,677,115
Netherlands — 2.4%
ING Groep NV	106,375	1,779,300
NN Group NV	10,069	361,952
		2,141,252
Norway — 0.8%
Subsea 7 SA	51,352	738,436
Portugal — 0.9%
EDP - Energias de Portugal SA	194,843	716,603
Galp Energia SGPS SA	8,537	131,671
		848,274
Singapore — 0.4%
Oversea-Chinese Banking Corp. Ltd.	22,400	169,823
United Overseas Bank Ltd.	13,700	227,533
		397,356

8

	Shares	Value
South Korea — 1.6%
Hyundai Development Co-Engineering & Construction	6,959	$319,482
LG Uplus Corp.	20,719	299,793
Lotte Chemical Corp.	350	112,697
Samsung Electronics Co. Ltd.	138	275,482
SK Innovation Co. Ltd.	3,251	490,728
		1,498,182
Spain — 5.2%
Banco Santander SA	221,136	1,436,075
Endesa SA	41,933	1,046,447
Mapfre SA	169,242	601,913
Repsol SA	43,390	726,989
Telefonica SA	83,193	926,511
		4,737,935
Sweden — 5.3%
Axfood AB	4,491	75,131
Boliden AB	11,340	310,397
Electrolux AB, Series B	33,724	1,082,952
Fabege AB	21,392	401,928
Industrivarden AB, C Shares	12,371	292,358
Intrum Justitia AB	3,776	127,816
Investor AB, B Shares	3,370	155,794
Kinnevik AB, B Shares	11,987	344,243
L E Lundbergforetagen AB, B Shares	1,297	101,848
NCC AB, B Shares	10,267	287,052
Peab AB	19,757	234,363
Sandvik AB	63,427	993,943
SKF AB, B Shares	19,094	390,606
		4,798,431
Switzerland — 6.9%
ABB Ltd.	17,021	427,568
dormakaba Holding AG	129	116,474
Julius Baer Group Ltd.	9,521	492,982
Logitech International SA	4,811	175,839
Nestle SA	2,510	214,188
Pargesa Holding SA	1,178	91,584
Roche Holding AG	3,437	943,219
Swiss Re AG	13,545	1,234,860
Swisscom AG	1,274	610,857
UBS Group AG	34,114	542,414
Zurich Insurance Group AG	4,978	1,463,256
		6,313,241
Taiwan — 0.9%
Lite-On Technology Corp.	60,000	100,735
Quanta Computer, Inc.	201,000	459,749
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,900	243,984
		804,468
United Kingdom — 16.1%
3i Group plc	91,984	1,060,726
AA plc	28,562	85,930
Anglo American plc(1)	18,654	247,919

9

	Shares	Value
AstraZeneca plc	2,934	$197,862
Barclays plc	139,998	378,799
BHP Billiton plc	6,814	102,984
BP plc	120,341	723,634
Centamin plc	35,940	77,101
Centrica plc	295,550	774,170
Evraz plc(1)	82,235	201,316
Firstgroup plc(1)	44,014	84,951
G4S plc	131,163	549,240
GlaxoSmithKline plc	44,427	975,117
Glencore plc	16,207	59,534
HSBC Holdings plc	358,951	3,124,587
Imperial Brands plc	10,755	502,881
Indivior plc	32,548	136,587
Investec plc	33,763	264,492
Kier Group plc	3,701	59,893
Legal & General Group plc	43,621	141,520
Lloyds Banking Group plc	324,066	294,744
Marks & Spencer Group plc	48,450	238,777
Petrofac Ltd.	22,533	110,324
Rio Tinto plc	30,592	1,222,890
Royal Dutch Shell plc, B Shares	86,161	2,379,589
Royal Mail plc	70,811	402,718
Vedanta Resources plc	32,776	258,238
		14,656,523
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $86,062,924)		90,271,500
OTHER ASSETS AND LIABILITIES — 0.9%		793,137
TOTAL NET ASSETS — 100.0%		$91,064,637

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	37.1%
Consumer Discretionary	11.9%
Industrials	11.8%
Energy	8.5%
Materials	7.3%
Telecommunication Services	6.2%
Utilities	5.1%
Health Care	3.9%
Real Estate	3.8%
Information Technology	2.4%
Consumer Staples	1.1%
Other Assets and Liabilities	0.9%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $86,062,924)	$90,271,500
Foreign currency holdings, at value (cost of $52,011)	52,619
Receivable for investments sold	164,167
Receivable for capital shares sold	9,926
Dividends and interest receivable	841,803
91,340,015

Liabilities
Disbursements in excess of demand deposit cash	137,823
Payable for investments purchased	521
Payable for capital shares redeemed	44,830
Accrued management fees	82,903
Distribution and service fees payable	6,147
Accrued foreign taxes	3,154
275,378

Net Assets	$91,064,637

Net Assets Consist of:
Capital (par value and paid-in surplus)	$93,568,269
Undistributed net investment income	1,480,870
Accumulated net realized loss	(8,194,238)
Net unrealized appreciation	4,209,736
$91,064,637

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$16,982,439	2,035,698	$8.34
I Class, $0.01 Par Value	$7,241,982	868,349	$8.34
A Class, $0.01 Par Value	$9,657,456	1,153,007	$8.38*
C Class, $0.01 Par Value	$4,533,855	546,356	$8.30
R Class, $0.01 Par Value	$519,655	62,371	$8.33
R6 Class, $0.01 Par Value	$52,129,250	6,248,416	$8.34
*Maximum offering price $8.89 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $204,234)	$2,026,889
Interest	976
2,027,865

Expenses:
Management fees	473,409
Distribution and service fees:
A Class	13,622
C Class	20,677
R Class	1,218
Directors' fees and expenses	1,190
Other expenses	1,657
511,773

Net investment income (loss)	1,516,092

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $1,505)	2,267,286
Foreign currency transactions	(70,456)
2,196,830

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(3,154))	8,080,614
Translation of assets and liabilities in foreign currencies	23,826
8,104,440

Net realized and unrealized gain (loss)	10,301,270

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,817,362

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016
Operations
Net investment income (loss)	$1,516,092	$1,961,451
Net realized gain (loss)	2,196,830	(4,134,276)
Change in net unrealized appreciation (depreciation)	8,104,440	(587,266)
Net increase (decrease) in net assets resulting from operations	11,817,362	(2,760,091)

Distributions to Shareholders
From net investment income:
Investor Class	(303,253)	(460,998)
I Class	(197,608)	(145,691)
A Class	(192,998)	(329,220)
C Class	(48,855)	(57,981)
R Class	(6,975)	(7,725)
R6 Class	(1,271,342)	(823,525)
Decrease in net assets from distributions	(2,021,031)	(1,825,140)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	21,525,171	(14,577,219)

Redemption Fees
Increase in net assets from redemption fees	4,261	12,179

Net increase (decrease) in net assets	31,325,763	(19,150,271)

Net Assets
Beginning of period	59,738,874	78,889,145
End of period	$91,064,637	$59,738,874

Undistributed net investment income	$1,480,870	$1,985,809

 See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class (formerly Institutional Class), A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

14

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover

15

transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 6% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT International Value Fund, one fund in a series issued by the corporation.

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.100% to 1.300%	1.29%
I Class	0.900% to 1.100%	1.09%
A Class	1.100% to 1.300%	1.29%
C Class	1.100% to 1.300%	1.29%
R Class	1.100% to 1.300%	1.29%
R6 Class	0.750% to 0.950%	0.94%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the

16

fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 were $55,751,279 and $34,353,552, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017		Year ended November 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	45,000,000		40,000,000
Sold	514,535	$4,135,937	401,530	$2,846,272
Issued in reinvestment of distributions	37,544	294,211	60,843	452,063
Redeemed	(383,500)	(3,038,319)	(1,269,793)	(9,218,798)
	168,579	1,391,829	(807,420)	(5,920,463)
I Class/Shares Authorized	45,000,000		40,000,000
Sold	344,764	2,725,990	781,879	5,594,122
Issued in reinvestment of distributions	25,255	197,608	19,608	145,691
Redeemed	(487,402)	(3,982,540)	(810,595)	(5,951,079)
	(117,383)	(1,058,942)	(9,108)	(211,266)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	86,588	685,906	213,147	1,608,740
Issued in reinvestment of distributions	24,285	191,871	43,886	327,831
Redeemed	(445,842)	(3,600,147)	(659,017)	(4,756,597)
	(334,969)	(2,722,370)	(401,984)	(2,820,026)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	63,615	502,722	104,947	761,997
Issued in reinvestment of distributions	6,082	48,354	7,683	57,085
Redeemed	(38,416)	(301,966)	(47,991)	(345,801)
	31,281	249,110	64,639	473,281
R Class/Shares Authorized	30,000,000		30,000,000
Sold	5,934	46,225	49,496	360,384
Issued in reinvestment of distributions	878	6,952	1,035	7,694
Redeemed	(5,266)	(41,409)	(39,342)	(286,029)
	1,546	11,768	11,189	82,049
R6 Class/Shares Authorized	80,000,000		40,000,000
Sold	4,078,361	31,509,664	1,603,014	11,465,579
Issued in reinvestment of distributions	163,023	1,271,342	110,838	823,525
Redeemed	(1,145,066)	(9,127,230)	(2,565,732)	(18,469,898)
	3,096,318	23,653,776	(851,880)	(6,180,794)
Net increase (decrease)	2,845,372	$21,525,171	(1,994,564)	$(14,577,219)

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$243,984	$90,027,516	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$86,124,457
Gross tax appreciation of investments	$7,751,253
Gross tax depreciation of investments	(3,604,210)
Net tax appreciation (depreciation) of investments	$4,147,043

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2016, the fund had accumulated short-term capital losses of $(8,530,912) and accumulated long-term capital losses of $(1,796,864), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(2,258,267) expire in 2017 and the remaining losses are unlimited.

18

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$7.40	0.13	0.97	1.10	(0.16)	$8.34	15.04%	1.30%(4)	3.30%(4)	41%	$16,982
2016	$7.83	0.20	(0.45)	(0.25)	(0.18)	$7.40	(3.15)%	1.31%	2.86%	76%	$13,810
2015	$8.91	0.22	(0.97)	(0.75)	(0.33)	$7.83	(8.56)%	1.31%	2.70%	77%	$20,945
2014	$8.97	0.32	(0.19)	0.13	(0.19)	$8.91	1.38%	1.30%	3.55%	89%	$19,068
2013	$7.40	0.21	1.60	1.81	(0.24)	$8.97	24.96%	1.31%	2.63%	83%	$17,920
2012	$6.84	0.20	0.49	0.69	(0.13)	$7.40	10.25%	1.31%	2.95%	125%	$10,423
I Class(5)
2017(3)	$7.41	0.13	0.98	1.11	(0.18)	$8.34	15.16%	1.10%(4)	3.50%(4)	41%	$7,242
2016	$7.84	0.22	(0.45)	(0.23)	(0.20)	$7.41	(2.99)%	1.11%	3.06%	76%	$7,300
2015	$8.92	0.28	(1.01)	(0.73)	(0.35)	$7.84	(8.37)%	1.11%	2.90%	77%	$7,798
2014	$8.96	0.38	(0.23)	0.15	(0.19)	$8.92	1.67%	1.10%	3.75%	89%	$513
2013	$7.39	0.23	1.59	1.82	(0.25)	$8.96	25.24%	1.11%	2.83%	83%	$769
2012	$6.84	0.23	0.47	0.70	(0.15)	$7.39	10.33%	1.11%	3.15%	125%	$235

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$7.41	0.11	1.00	1.11	(0.14)	$8.38	15.07%	1.55%(4)	3.05%(4)	41%	$9,657
2016	$7.85	0.18	(0.45)	(0.27)	(0.17)	$7.41	(3.46)%	1.56%	2.61%	76%	$11,029
2015	$8.93	0.20	(0.97)	(0.77)	(0.31)	$7.85	(8.77)%	1.56%	2.45%	77%	$14,838
2014	$9.01	0.30	(0.20)	0.10	(0.18)	$8.93	1.08%	1.55%	3.30%	89%	$15,423
2013	$7.43	0.20	1.60	1.80	(0.22)	$9.01	24.67%	1.56%	2.38%	83%	$15,554
2012	$6.87	0.19	0.48	0.67	(0.11)	$7.43	9.91%	1.56%	2.70%	125%	$14,155
C Class
2017(3)	$7.33	0.09	0.97	1.06	(0.09)	$8.30	14.55%	2.30%(4)	2.30%(4)	41%	$4,534
2016	$7.78	0.13	(0.46)	(0.33)	(0.12)	$7.33	(4.21)%	2.31%	1.86%	76%	$3,774
2015	$8.85	0.13	(0.95)	(0.82)	(0.25)	$7.78	(9.39)%	2.31%	1.70%	77%	$3,502
2014	$8.97	0.23	(0.19)	0.04	(0.16)	$8.85	0.41%	2.30%	2.55%	89%	$2,301
2013	$7.40	0.14	1.59	1.73	(0.16)	$8.97	23.68%	2.31%	1.63%	83%	$2,009
2012	$6.84	0.13	0.49	0.62	(0.06)	$7.40	9.10%	2.31%	1.95%	125%	$1,412
R Class
2017(3)	$7.36	0.11	0.97	1.08	(0.11)	$8.33	14.82%	1.80%(4)	2.80%(4)	41%	$520
2016	$7.80	0.18	(0.47)	(0.29)	(0.15)	$7.36	(3.68)%	1.81%	2.36%	76%	$448
2015	$8.87	0.18	(0.96)	(0.78)	(0.29)	$7.80	(8.95)%	1.81%	2.20%	77%	$387
2014	$8.97	0.28	(0.21)	0.07	(0.17)	$8.87	0.78%	1.80%	3.05%	89%	$479
2013	$7.40	0.18	1.59	1.77	(0.20)	$8.97	24.32%	1.81%	2.13%	83%	$297
2012	$6.84	0.17	0.49	0.66	(0.10)	$7.40	9.67%	1.81%	2.45%	125%	$283

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2017(3)	$7.42	0.15	0.96	1.11	(0.19)	$8.34	15.22%	0.95%(4)	3.65%(4)	41%	$52,129
2016	$7.85	0.23	(0.45)	(0.22)	(0.21)	$7.42	(2.87)%	0.96%	3.21%	76%	$23,378
2015	$8.93	0.23	(0.95)	(0.72)	(0.36)	$7.85	(8.22)%	0.96%	3.05%	77%	$31,418
2014	$8.96	0.33	(0.17)	0.16	(0.19)	$8.93	1.83%	0.95%	3.90%	89%	$562
2013(6)	$8.21	0.06	0.69	0.75	—	$8.96	9.14%	0.96%(4)	2.02%(4)	83%(7)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

 See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92632 1707

Semiannual Report

May 31, 2017

NT Emerging Markets Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2017
Top Ten Holdings	% of net assets
Samsung Electronics Co. Ltd.	7.0%
Tencent Holdings Ltd.	5.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Alibaba Group Holding Ltd. ADR	3.9%
Naspers Ltd., N Shares	2.1%
HDFC Bank Ltd.	1.9%
Industrial & Commercial Bank of China Ltd., H Shares	1.8%
Ping An Insurance Group Co. of China Ltd., H Shares	1.6%
Medy-Tox, Inc.	1.6%
TAL Education Group ADR	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	100.3%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	(0.7)%

Investments by Country	% of net assets
China	29.9%
South Korea	14.4%
Taiwan	9.8%
India	7.4%
Brazil	7.0%
Indonesia	5.3%
South Africa	5.3%
Russia	4.8%
Thailand	4.3%
Hungary	2.0%
Other Countries	10.1%
Cash and Equivalents*	(0.3)%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Institutional Class (after waiver)	$1,000	$1,184.00	$6.04	1.11%
Institutional Class (before waiver)	$1,000	$1,184.00(2)	$7.41	1.36%
R6 Class (after waiver)	$1,000	$1,184.60	$5.23	0.96%
R6 Class (before waiver)	$1,000	$1,184.60(2)	$6.59	1.21%
Hypothetical
Institutional Class (after waiver)	$1,000	$1,019.40	$5.59	1.11%
Institutional Class (before waiver)	$1,000	$1,018.15	$6.84	1.36%
R6 Class (after waiver)	$1,000	$1,020.15	$4.84	0.96%
R6 Class (before waiver)	$1,000	$1,018.90	$6.09	1.21%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

3

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 100.3%
Argentina — 1.2%
Banco Macro SA ADR	36,895	$3,300,996
YPF SA ADR	93,424	2,303,836
		5,604,832
Brazil — 7.0%
Banco do Brasil SA	319,600	2,795,062
Gerdau SA Preference Shares	1,043,500	3,076,373
Itau Unibanco Holding SA ADR	528,881	5,770,092
Klabin SA	452,900	2,365,305
Kroton Educacional SA	765,100	3,411,794
Multiplan Empreendimentos Imobiliarios SA	203,718	4,035,391
Petroleo Brasileiro SA ADR(1)	379,065	3,214,471
Raia Drogasil SA	118,900	2,644,794
Vale SA ADR	748,040	6,261,095
		33,574,377
China — 29.9%
AAC Technologies Holdings, Inc.	392,500	4,160,448
Alibaba Group Holding Ltd. ADR(1)	152,391	18,661,802
Anhui Conch Cement Co. Ltd., H Shares	1,409,500	4,675,694
Beijing Enterprises Water Group Ltd.	6,682,000	5,350,711
Brilliance China Automotive Holdings Ltd.	3,128,000	5,836,488
China Gas Holdings Ltd.	2,180,000	3,323,482
China Lodging Group Ltd. ADR(1)	79,250	6,054,700
China Railway Construction Corp. Ltd., H Shares	3,994,000	5,484,187
Ctrip.com International Ltd. ADR(1)	93,999	5,137,045
Haier Electronics Group Co. Ltd.	1,528,000	3,886,399
Industrial & Commercial Bank of China Ltd., H Shares	12,946,095	8,655,595
Maanshan Iron & Steel Co. Ltd., H Shares(1)	7,662,000	2,703,929
Momo, Inc. ADR(1)	62,724	2,386,021
New Oriental Education & Technology Group, Inc. ADR(1)	77,951	5,586,748
Nine Dragons Paper Holdings Ltd.	2,299,000	2,726,035
Ping An Insurance Group Co. of China Ltd., H Shares	1,226,500	7,861,826
Shenzhou International Group Holdings Ltd.	730,000	4,997,786
Sunny Optical Technology Group Co. Ltd.	700,000	5,452,644
TAL Education Group ADR	63,362	7,379,772
Tencent Holdings Ltd.	801,700	27,530,772
Weibo Corp. ADR(1)	48,180	3,542,675
Weichai Power Co. Ltd., H Shares	1,904,000	3,088,406
		144,483,165
Czech — 0.9%
Moneta Money Bank AS	1,244,044	4,234,761
Egypt — 1.0%
Commercial International Bank Egypt S.A.E.	448,568	2,069,361
Commercial International Bank Egypt S.A.E. GDR	683,106	3,005,666
		5,075,027

4

	Shares	Value
Hungary — 2.0%
OTP Bank plc	140,797	$4,389,676
Richter Gedeon Nyrt	202,328	5,171,789
		9,561,465
India — 7.4%
Bharat Financial Inclusion Ltd.(1)	255,186	2,909,801
Godrej Consumer Products Ltd.	198,435	5,571,527
Havells India Ltd.	554,022	4,185,219
HDFC Bank Ltd.	365,956	9,317,074
Larsen & Toubro Ltd.	134,598	3,673,074
Motherson Sumi Systems Ltd.(1)	892,855	6,234,901
Vakrangee Ltd.	700,169	3,959,883
		35,851,479
Indonesia — 5.3%
Astra International Tbk PT	9,334,000	6,131,569
Bank Rakyat Indonesia Persero Tbk PT	4,274,600	4,645,258
Indofood Sukses Makmur Tbk PT	7,298,400	4,794,369
Telekomunikasi Indonesia Persero Tbk PT	12,517,100	4,087,792
United Tractors Tbk PT	2,878,000	6,001,235
		25,660,223
Malaysia — 0.9%
My EG Services Bhd	8,604,400	4,261,993
Mexico — 1.5%
Alsea SAB de CV	1,001,486	3,612,031
Cemex SAB de CV ADR(1)	430,927	3,563,766
		7,175,797
Peru — 0.5%
Credicorp Ltd.	15,264	2,557,025
Philippines — 1.0%
Ayala Land, Inc.	5,975,600	4,730,058
Poland — 0.3%
KRUK SA	19,132	1,547,511
Russia — 4.8%
Novatek PJSC GDR	28,716	3,227,678
Sberbank of Russia PJSC ADR	611,179	6,814,646
TMK PJSC	1,738,764	2,513,421
X5 Retail Group NV GDR(1)	152,973	5,537,623
Yandex NV, A Shares(1)	187,971	4,977,472
		23,070,840
South Africa — 5.3%
Capitec Bank Holdings Ltd.	84,103	4,994,108
Discovery Ltd.	487,424	4,761,629
Naspers Ltd., N Shares	48,929	10,131,120
Sappi Ltd.	760,497	5,602,106
		25,488,963
South Korea — 14.4%
CJ Korea Express Corp.(1)	19,513	3,354,995
Cosmax, Inc.	6,595	753,984
GS Retail Co. Ltd.	87,948	4,406,826
HS Industries Co. Ltd.	320,621	2,754,889
Kumho Petrochemical Co. Ltd.	31,840	2,223,909

5

	Shares	Value
LG Innotek Co. Ltd.	20,841	$2,494,368
Medy-Tox, Inc.	16,513	7,698,987
NAVER Corp.	5,030	3,796,311
Samsung Electronics Co. Ltd.	16,838	33,612,835
Seegene, Inc.(1)	109,741	3,808,001
SK Hynix, Inc.	87,539	4,456,701
		69,361,806
Taiwan — 9.8%
Airtac International Group	304,000	3,355,431
ASPEED Technology, Inc.	68,000	1,711,360
Hota Industrial Manufacturing Co. Ltd.	608,517	3,024,479
Largan Precision Co. Ltd.	17,000	2,684,597
Powertech Technology, Inc.	1,009,000	3,099,558
President Chain Store Corp.	545,000	4,873,998
Taiwan Paiho Ltd.	1,519,000	5,075,285
Taiwan Semiconductor Manufacturing Co. Ltd.	3,482,774	23,504,875
		47,329,583
Thailand — 4.3%
Airports of Thailand PCL	2,565,300	3,238,635
CP ALL PCL	1,880,100	3,449,978
Kasikornbank PCL	553,400	3,038,338
KCE Electronics PCL	751,500	2,382,912
Minor International PCL	4,011,900	4,417,095
Srisawad Power 1979 PCL	2,905,985	4,287,309
		20,814,267
Turkey — 1.8%
BIM Birlesik Magazalar AS	209,262	3,722,098
Tofas Turk Otomobil Fabrikasi AS	606,232	5,034,893
		8,756,991
United Kingdom — 1.0%
Tullow Oil plc(1)	2,148,040	5,059,252
TOTAL COMMON STOCKS (Cost $382,695,774)		484,199,415
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.125%, 9/30/17 - 2/15/26, valued at $1,005,391), in a joint trading account at 0.70%, dated 5/31/17, due 6/1/17 (Delivery value $985,705)		985,686
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 2/15/46, valued at $838,529), at 0.22%, dated 5/31/17, due 6/1/17 (Delivery value $821,005)		821,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,104	1,104
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,807,790)		1,807,790
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $384,503,564)		486,007,205
OTHER ASSETS AND LIABILITIES — (0.7)%		(3,323,913)
TOTAL NET ASSETS — 100.0%		$482,683,292

6

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	31.7%
Consumer Discretionary	18.3%
Financials	17.9%
Consumer Staples	7.4%
Materials	7.0%
Industrials	5.5%
Energy	4.6%
Health Care	3.5%
Real Estate	1.8%
Utilities	1.8%
Telecommunication Services	0.8%
Cash and Equivalents*	(0.3)%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $384,503,564)	$486,007,205
Foreign currency holdings, at value (cost of $105,646)	105,970
Receivable for capital shares sold	37,533
Dividends and interest receivable	741,920
Other assets	39,698
486,932,326

Liabilities
Payable for capital shares redeemed	3,106,958
Accrued management fees	432,505
Accrued foreign taxes	709,571
4,249,034

Net Assets	$482,683,292

Net Assets Consist of:
Capital (par value and paid-in surplus)	$371,649,626
Distributions in excess of net investment income	(1,139,635)
Undistributed net realized gain	11,354,898
Net unrealized appreciation	100,818,403
$482,683,292

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class, $0.01 Par Value	$430,105,242	35,671,001	$12.06
R6 Class, $0.01 Par Value	$52,578,050	4,360,998	$12.06

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $378,960)	$3,086,405
Interest	5,932
3,092,337

Expenses:
Management fees	3,071,918
Directors' fees and expenses	6,509
Other expenses	8,068
3,086,495
Fees waived(1)	(574,258)
2,512,237

Net investment income (loss)	580,100

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $21,566)	15,960,437
Foreign currency transactions	(61,140)
15,899,297

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(709,571))	62,239,238
Translation of assets and liabilities in foreign currencies	121,870
62,361,108

Net realized and unrealized gain (loss)	78,260,405

Net Increase (Decrease) in Net Assets Resulting from Operations	$78,840,505

(1)	Amount consists of $515,152 and $59,106 for the Institutional Class and R6 Class, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016
Operations
Net investment income (loss)	$580,100	$2,255,060
Net realized gain (loss)	15,899,297	6,902,767
Change in net unrealized appreciation (depreciation)	62,361,108	20,855,213
Net increase (decrease) in net assets resulting from operations	78,840,505	30,013,040

Distributions to Shareholders
From net investment income:
Institutional Class	(3,148,286)	(1,209,292)
R6 Class	(409,550)	(111,666)
Decrease in net assets from distributions	(3,557,836)	(1,320,958)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(26,415,829)	10,227,920

Net increase (decrease) in net assets	48,866,840	38,920,002

Net Assets
Beginning of period	433,816,452	394,896,450
End of period	$482,683,292	$433,816,452

Undistributed (distributions in excess of) net investment income	$(1,139,635)	$1,838,101

See Notes to Financial Statements.

10

Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The fund offers the Institutional Class and the R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of Emerging Markets Fund, one fund in a series issued by the corporation. During the period ended May 31, 2017, the investment advisor agreed to waive 0.250% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended May 31, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Institutional Class	1.050% to 1.650%	1.35%	1.10%
R6 Class	0.900% to 1.500%	1.20%	0.95%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,213 and $366,926, respectively. The effect of interfund transactions on the Statement of Operations was $97,459 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 were $134,488,669 and $148,175,923, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017		Year ended November 30, 2016
	Shares	Amount	Shares	Amount
Institutional Class/Shares Authorized	360,000,000		300,000,000
Sold	2,749,963	$28,385,705	8,207,796	$77,497,490
Issued in reinvestment of distributions	316,093	3,148,286	127,027	1,209,292
Redeemed	(5,793,024)	(63,347,418)	(8,182,457)	(83,579,731)
	(2,726,968)	(31,813,427)	152,366	(4,872,949)
R6 Class/Shares Authorized	60,000,000		40,000,000
Sold	948,432	9,996,226	1,966,054	19,216,804
Issued in reinvestment of distributions	41,161	409,550	11,730	111,666
Redeemed	(460,080)	(5,008,178)	(411,611)	(4,227,601)
	529,513	5,397,598	1,566,173	15,100,869
Net increase (decrease)	(2,197,455)	$(26,415,829)	1,718,539	$10,227,920

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$5,604,832	—	—
Brazil	15,245,658	$18,328,719	—
China	48,748,763	95,734,402	—
Mexico	3,563,766	3,612,031	—
Peru	2,557,025	—	—
Russia	4,977,472	18,093,368	—
Other Countries	—	267,733,379	—
Temporary Cash Investments	1,104	1,806,686	—
	$80,698,620	$405,308,585	—

14

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$385,192,727
Gross tax appreciation of investments	$107,434,891
Gross tax depreciation of investments	(6,620,413)
Net tax appreciation (depreciation) of investments	$100,814,478

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2016, the fund had accumulated short-term capital losses of $(3,473,814), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(1,146,451) expire in 2017 and the remaining losses are unlimited.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2017(3)	$10.27	0.01	1.86	1.87	(0.08)	$12.06	18.40%	1.11%(4)	1.36%(4)	0.23%(4)	(0.02)%(4)	30%	$430,105
2016	$9.75	0.05	0.50	0.55	(0.03)	$10.27	5.68%	1.18%	1.43%	0.53%	0.28%	75%	$394,433
2015	$10.84	0.05	(1.12)	(1.07)	(0.02)	$9.75	(9.88)%	1.24%	1.49%	0.49%	0.24%	61%	$372,802
2014	$10.67	0.05	0.16	0.21	(0.04)	$10.84	2.02%	1.25%	1.50%	0.45%	0.20%	84%	$323,641
2013	$10.05	0.04	0.63	0.67	(0.05)	$10.67	6.66%	1.42%	1.52%	0.38%	0.28%	76%	$269,117
2012	$8.94	0.05	1.07	1.12	(0.01)	$10.05	12.51%	1.54%	1.54%	0.50%	0.50%	101%	$169,277
R6 Class
2017(3)	$10.28	0.02	1.86	1.88	(0.10)	$12.06	18.46%	0.96%(4)	1.21%(4)	0.38%(4)	0.13%(4)	30%	$52,578
2016	$9.75	0.06	0.52	0.58	(0.05)	$10.28	5.94%	1.03%	1.28%	0.68%	0.43%	75%	$39,383
2015	$10.84	0.07	(1.12)	(1.05)	(0.04)	$9.75	(9.74)%	1.09%	1.34%	0.64%	0.39%	61%	$22,095
2014	$10.68	0.06	0.16	0.22	(0.06)	$10.84	2.11%	1.10%	1.35%	0.60%	0.35%	84%	$9,993
2013(5)	$9.90	(0.01)	0.79	0.78	—	$10.68	7.88%	1.12%(4)	1.37%(4)	(0.37)%(4)	(0.62)%(4)	76%(6)	$2,280

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2017 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through November 30, 2013.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92626 1707

Semiannual Report

May 31, 2017

NT International Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2017
Top Ten Holdings	% of net assets
Roche Holding AG	2.8%
Unilever NV CVA	2.0%
Kering	2.0%
Alibaba Group Holding Ltd. ADR	2.0%
AIA Group Ltd.	1.9%
Tencent Holdings Ltd.	1.9%
Industria de Diseno Textil SA	1.8%
CRH plc	1.7%
SAP SE	1.6%
KBC Group NV	1.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.9%
Exchange-Traded Funds	1.2%
Total Equity Exposure	99.1%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	(0.1)%

Investments by Country	% of net assets
United Kingdom	19.8%
Japan	15.1%
France	11.5%
Germany	8.1%
Switzerland	6.8%
Netherlands	4.1%
China	3.9%
Denmark	3.2%
Ireland	3.2%
Sweden	2.8%
Spain	2.6%
Hong Kong	2.4%
Australia	2.4%
Other Countries	12.0%
Exchange-Traded Funds	1.2%
Cash and Equivalents*	0.9%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,181.60	$5.28	0.97%
R6 Class	$1,000	$1,183.20	$4.46	0.82%
Hypothetical
Institutional Class	$1,000	$1,020.10	$4.89	0.97%
R6 Class	$1,000	$1,020.84	$4.13	0.82%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

3

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.9%
Australia — 2.4%
CSL Ltd.	119,090	$11,440,853
Treasury Wine Estates Ltd.	1,374,040	13,293,170
		24,734,023
Austria — 1.3%
Erste Group Bank AG	358,594	13,011,291
Belgium — 1.6%
KBC Group NV	222,050	16,707,473
Brazil — 0.5%
Itau Unibanco Holding SA Preference Shares	423,100	4,661,232
Canada — 0.7%
Dollarama, Inc.	73,900	6,845,399
China — 3.9%
Alibaba Group Holding Ltd. ADR(1)	167,130	20,466,740
Tencent Holdings Ltd.	572,300	19,653,063
		40,119,803
Denmark — 3.2%
AP Moller - Maersk A/S, B Shares	5,200	9,902,967
Chr Hansen Holding A/S	127,050	8,897,309
DSV A/S	238,410	14,513,901
		33,314,177
France — 11.5%
Accor SA	194,440	9,231,693
Arkema SA	101,580	10,614,496
BNP Paribas SA	220,080	15,530,783
Criteo SA ADR(1)	137,360	7,201,785
Essilor International SA	79,821	10,612,074
Kering	63,290	20,930,893
L'Oreal SA	58,040	12,417,187
Publicis Groupe SA	151,590	11,605,163
TOTAL SA	235,151	12,486,689
Valeo SA	126,291	8,791,617
		119,422,380
Germany — 8.1%
adidas AG	65,980	12,618,690
Deutsche Boerse AG	91,490	9,504,654
Fresenius Medical Care AG & Co. KGaA	104,040	9,952,927
HeidelbergCement AG	130,100	12,112,726
Infineon Technologies AG	407,380	9,010,736
SAP SE	159,630	17,114,326
Zalando SE(1)	292,730	13,978,906
		84,292,965
Hong Kong — 2.4%
AIA Group Ltd.	2,786,000	19,753,033
Sands China Ltd.	1,129,200	5,209,430
		24,962,463

4

	Shares	Value
India — 1.8%
HDFC Bank Ltd.	292,870	$7,456,338
Tata Motors Ltd.	1,594,070	11,764,049
		19,220,387
Indonesia — 1.9%
Astra International Tbk PT	14,643,000	9,619,088
Bank Mandiri Persero Tbk PT	10,828,300	10,242,986
		19,862,074
Ireland — 3.2%
CRH plc	505,640	18,207,573
Ryanair Holdings plc ADR(1)	141,334	15,085,991
		33,293,564
Italy — 0.8%
UniCredit SpA(1)	475,730	8,320,779
Japan — 15.1%
Calbee, Inc.	334,600	12,961,029
CyberAgent, Inc.	181,100	6,540,858
Daikin Industries Ltd.	116,300	11,398,975
Daito Trust Construction Co. Ltd.	36,700	5,789,156
FANUC Corp.	43,000	8,452,460
Keyence Corp.	28,700	13,037,445
Komatsu Ltd.	413,800	9,839,660
MonotaRO Co. Ltd.	227,100	7,648,605
Nitori Holdings Co. Ltd.	100,400	14,676,984
Omron Corp.	76,391	3,193,592
ORIX Corp.	767,200	12,108,944
Pola Orbis Holdings, Inc.	22,700	635,395
Rakuten, Inc.	659,800	8,018,879
Rohm Co. Ltd.	87,000	6,983,567
Ryohin Keikaku Co. Ltd.	19,300	5,024,099
Shin-Etsu Chemical Co. Ltd.	105,400	9,452,215
Start Today Co. Ltd.	534,700	13,344,567
Sysmex Corp.	128,800	7,652,406
		156,758,836
Netherlands — 4.1%
ASML Holding NV	96,120	12,687,220
Heineken NV	90,760	8,938,412
Unilever NV CVA	373,850	21,292,183
		42,917,815
Norway — 0.8%
DNB ASA	506,400	8,576,550
Portugal — 1.1%
Jeronimo Martins SGPS SA	580,310	11,551,506
Russia — 0.7%
Yandex NV, A Shares(1)	285,570	7,561,894
Spain — 2.6%
Amadeus IT Group SA, A Shares	56,210	3,273,989
CaixaBank SA	1,045,080	4,935,454
Industria de Diseno Textil SA	470,565	19,238,721
		27,448,164

5

	Shares	Value
Sweden — 2.8%
Hexagon AB, B Shares	275,240	$12,056,040
Lundin Petroleum AB(1)	484,100	9,401,947
Sandvik AB	498,060	7,804,930
		29,262,917
Switzerland — 6.8%
Chocoladefabriken Lindt & Spruengli AG	1,020	6,197,615
Cie Financiere Richemont SA	89,860	7,496,452
Julius Baer Group Ltd.	248,680	12,876,260
Lonza Group AG	70,310	14,562,166
Roche Holding AG	107,824	29,590,232
		70,722,725
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,307,000	8,820,805
United Kingdom — 19.8%
Ashtead Group plc	441,473	8,907,661
ASOS plc(1)	148,651	12,290,446
Associated British Foods plc	211,230	8,153,896
Aviva plc	1,972,581	13,343,259
Bunzl plc	264,830	8,298,479
Carnival plc	108,820	6,968,397
Compass Group plc	496,970	10,693,366
HSBC Holdings plc (Hong Kong)	1,300,000	11,294,121
London Stock Exchange Group plc	362,110	15,979,709
Reckitt Benckiser Group plc	83,960	8,587,194
RELX plc	583,680	12,506,472
Rio Tinto plc	291,496	11,652,313
Royal Dutch Shell plc, A Shares	354,602	9,619,958
Shire plc	229,630	13,229,689
St James's Place plc	669,750	10,122,284
Tullow Oil plc(1)	2,781,403	6,551,004
Weir Group plc (The)	487,910	11,416,246
Wolseley plc	206,150	13,572,880
Worldpay Group plc	3,314,327	13,263,696
		206,451,070
TOTAL COMMON STOCKS (Cost $812,255,072)		1,018,840,292
EXCHANGE-TRADED FUNDS — 1.2%
iShares MSCI EAFE ETF (Cost $10,870,119)	186,680	12,332,081
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.125%, 9/30/17 - 2/15/26, valued at $6,180,131), in a joint trading account at 0.70%, dated 5/31/17, due 6/1/17 (Delivery value $6,059,124)		6,059,006
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 2/15/46, valued at $5,156,952), at 0.22%, dated 5/31/17, due 6/1/17 (Delivery value $5,051,031)		5,051,000

6

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,120	$3,120
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,113,126)		11,113,126
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $834,238,317)		1,042,285,499
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,490,760)
TOTAL NET ASSETS — 100.0%		$1,040,794,739

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.6%
Financials	18.8%
Information Technology	14.9%
Industrials	13.2%
Consumer Staples	10.0%
Health Care	9.4%
Materials	6.8%
Energy	3.6%
Real Estate	0.6%
Exchange-Traded Funds	1.2%
Cash and Equivalents*	0.9%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $834,238,317)	$1,042,285,499
Foreign currency holdings, at value (cost of $1,142,678)	1,143,587
Receivable for investments sold	7,038,941
Receivable for capital shares sold	13,753
Dividends and interest receivable	4,986,816
Other assets	13,407
1,055,482,003

Liabilities
Payable for investments purchased	5,133,693
Payable for capital shares redeemed	8,548,727
Accrued management fees	835,696
Accrued foreign taxes	169,148
14,687,264

Net Assets	$1,040,794,739

Net Assets Consist of:
Capital (par value and paid-in surplus)	$862,466,610
Undistributed net investment income	3,761,043
Accumulated net realized loss	(33,319,838)
Net unrealized appreciation	207,886,924
$1,040,794,739

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class, $0.01 Par Value	$928,265,674	82,474,792	$11.26
R6 Class, $0.01 Par Value	$112,529,065	9,997,965	$11.26

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,321,553)	$13,000,350
Interest	12,305
13,012,655

Expenses:
Management fees	4,718,896
Directors' fees and expenses	14,005
Other expenses	2,755
4,735,656

Net investment income (loss)	8,276,999

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,917,705
Foreign currency transactions	(226,793)
4,690,912

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(169,148))	155,075,946
Translation of assets and liabilities in foreign currencies	171,290
155,247,236

Net realized and unrealized gain (loss)	159,938,148

Net Increase (Decrease) in Net Assets Resulting from Operations	$168,215,147

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016
Operations
Net investment income (loss)	$8,276,999	$8,749,888
Net realized gain (loss)	4,690,912	(34,751,807)
Change in net unrealized appreciation (depreciation)	155,247,236	(43,642,580)
Net increase (decrease) in net assets resulting from operations	168,215,147	(69,644,499)

Distributions to Shareholders
From net investment income:
Institutional Class	(7,905,118)	(5,713,153)
R6 Class	(1,009,740)	(434,699)
From net realized gains:
Institutional Class	—	(23,995,241)
R6 Class	—	(1,521,449)
Decrease in net assets from distributions	(8,914,858)	(31,664,542)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(47,877,154)	188,346,075

Net increase (decrease) in net assets	111,423,135	87,037,034

Net Assets
Beginning of period	929,371,604	842,334,570
End of period	$1,040,794,739	$929,371,604

Undistributed net investment income	$3,761,043	$4,398,902

See Notes to Financial Statements.

10

Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The fund offers the Institutional Class and R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of International Growth Fund, one fund in a series issued by the corporation.

The management fee schedule range and the effective annual management fee for the period ended May 31, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Institutional Class	0.850% to 1.300%	0.97%
R6 Class	0.700% to 1.150%	0.82%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $291,292 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 were $315,238,426 and $350,249,996, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017		Year ended November 30, 2016
	Shares	Amount	Shares	Amount
Institutional Class/Shares Authorized	690,000,000		560,000,000
Sold	3,971,441	$39,015,648	21,881,050	$212,057,635
Issued in reinvestment of distributions	826,031	7,905,118	2,887,113	29,708,394
Redeemed	(10,277,127)	(106,869,480)	(9,532,690)	(97,969,015)
	(5,479,655)	(59,948,714)	15,235,473	143,797,014
R6 Class/Shares Authorized	80,000,000		40,000,000
Sold	2,373,211	23,613,065	5,047,460	50,034,983
Issued in reinvestment of distributions	105,511	1,009,740	190,102	1,956,148
Redeemed	(1,207,423)	(12,551,245)	(742,018)	(7,442,070)
	1,271,299	12,071,560	4,495,544	44,549,061
Net increase (decrease)	(4,208,356)	$(47,877,154)	19,731,017	$188,346,075

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$50,316,410	$968,523,882	—
Exchange-Traded Funds	12,332,081	—	—
Temporary Cash Investments	3,120	11,110,006	—
	$62,651,611	$979,633,888	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

14

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$837,968,451
Gross tax appreciation of investments	$206,420,557
Gross tax depreciation of investments	(2,103,509)
Net tax appreciation (depreciation) of investments	$204,317,048

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2016, the fund had accumulated short-term capital losses of $(32,204,013), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2017(3)	$9.61	0.08	1.66	1.74	(0.09)	—	(0.09)	$11.26	18.16%	0.97%(4)	1.65%(4)	32%	$928,266
2016	$10.95	0.10	(1.02)	(0.92)	(0.08)	(0.34)	(0.42)	$9.61	(8.69)%	0.98%	0.98%	69%	$845,423
2015	$11.58	0.08	(0.26)	(0.18)	(0.05)	(0.40)	(0.45)	$10.95	(1.44)%	0.97%	0.69%	83%	$795,985
2014	$12.17	0.10	0.03	0.13	(0.17)	(0.55)	(0.72)	$11.58	1.26%	0.98%	0.86%	67%	$938,672
2013	$9.94	0.11	2.27	2.38	(0.15)	—	(0.15)	$12.17	24.27%	1.02%	1.01%	89%	$771,045
2012	$8.71	0.13	1.17	1.30	(0.07)	—	(0.07)	$9.94	15.13%	1.08%	1.47%	93%	$487,964
R6 Class
2017(3)	$9.62	0.10	1.64	1.74	(0.10)	—	(0.10)	$11.26	18.32%	0.82%(4)	1.80%(4)	32%	$112,529
2016	$10.95	0.11	(1.00)	(0.89)	(0.10)	(0.34)	(0.44)	$9.62	(8.46)%	0.83%	1.13%	69%	$83,948
2015	$11.59	0.10	(0.27)	(0.17)	(0.07)	(0.40)	(0.47)	$10.95	(1.37)%	0.82%	0.84%	83%	$46,349
2014	$12.18	0.11	0.04	0.15	(0.19)	(0.55)	(0.74)	$11.59	1.43%	0.83%	1.01%	67%	$28,220
2013(5)	$11.13	(0.01)	1.06	1.05	—	—	—	$12.18	9.43%	0.85%(4)	(0.34)%(4)	89%(6)	$6,561

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2017 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through November 30, 2013.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92627 1707

Semiannual Report

May 31, 2017

NT International Small-Mid Cap Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2017
Top Ten Holdings	% of net assets
DSV A/S	2.3%
Treasury Wine Estates Ltd.	2.2%
Melrose Industries plc	2.0%
Challenger Ltd.	1.9%
Logitech International SA	1.8%
RPC Group plc	1.7%
Nokian Renkaat Oyj	1.7%
ASM Pacific Technology Ltd.	1.7%
Teleperformance	1.6%
Ashtead Group plc	1.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.6%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	0.9%

Investments by Country	% of net assets
Japan	21.0%
United Kingdom	17.2%
France	9.6%
Canada	6.4%
Germany	5.0%
Italy	4.9%
Australia	4.6%
Switzerland	4.4%
China	4.1%
Finland	4.0%
Denmark	3.7%
Sweden	3.4%
Hong Kong	2.5%
Other Countries	6.8%
Cash and Equivalents*	2.4%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,169.00	$7.95	1.47%
Institutional Class	$1,000	$1,170.80	$6.87	1.27%
R6 Class	$1,000	$1,171.20	$6.06	1.12%
Hypothetical
Investor Class	$1,000	$1,017.60	$7.39	1.47%
Institutional Class	$1,000	$1,018.60	$6.39	1.27%
R6 Class	$1,000	$1,019.35	$5.64	1.12%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

3

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.6%
Australia — 4.6%
Challenger Ltd.	504,430	$4,793,907
Corporate Travel Management Ltd.	78,750	1,289,090
Treasury Wine Estates Ltd.	556,399	5,382,890
		11,465,887
Austria — 1.9%
Lenzing AG	8,780	1,572,657
Wienerberger AG	135,270	3,188,785
		4,761,442
Belgium — 1.5%
Galapagos NV(1)	24,309	2,022,939
Ion Beam Applications	29,229	1,773,385
		3,796,324
Canada — 6.4%
CCL Industries, Inc., Class B	12,020	2,840,096
Lundin Mining Corp.	282,790	1,557,506
Premium Brands Holdings Corp.	32,710	2,235,714
Seven Generations Energy Ltd.(1)	110,924	1,989,628
Shopify, Inc., Class A(1)	7,130	654,962
Sleep Country Canada Holdings, Inc.	100,010	2,887,360
Teck Resources Ltd.	119,150	2,128,019
Trican Well Service Ltd.(1)	561,830	1,667,793
		15,961,078
China — 4.1%
Beijing Enterprises Water Group Ltd.	1,948,000	1,559,890
Brilliance China Automotive Holdings Ltd.	1,926,000	3,593,694
Haier Electronics Group Co. Ltd.	1,104,000	2,807,974
Tongda Group Holdings Ltd.	7,780,000	2,216,425
		10,177,983
Denmark — 3.7%
Ambu A/S, B Shares	14,370	963,577
DSV A/S	92,774	5,647,887
Genmab A/S(1)	12,322	2,629,482
		9,240,946
Finland — 4.0%
Cargotec Oyj	60,628	3,609,641
Konecranes Oyj	50,558	2,086,055
Nokian Renkaat Oyj	102,373	4,183,723
		9,879,419
France — 9.6%
Arkema SA	37,120	3,878,816
Aroundtown Property Holdings plc	284,892	1,475,353
BioMerieux	14,470	3,047,787
Elior Group	17,540	496,924
Eurofins Scientific SE	2,709	1,438,651
Maisons du Monde SA(1)	87,656	3,309,520

4

	Shares	Value
Nexans SA	47,115	$2,576,732
SEB SA	12,769	2,240,540
Teleperformance	30,937	4,046,994
X-Fab Silicon Foundries SE(1)	125,389	1,281,786
		23,793,103
Germany — 5.0%
AURELIUS Equity Opportunities SE & Co. KGaA	44,090	2,568,547
CompuGroup Medical SE	25,817	1,466,896
Dialog Semiconductor plc(1)	34,980	1,669,831
Drillisch AG	33,325	2,105,753
KION Group AG	43,898	3,247,740
Salzgitter AG	35,190	1,340,090
		12,398,857
Hong Kong — 2.5%
ASM Pacific Technology Ltd.	291,200	4,177,857
Samsonite International SA	490,200	1,978,401
		6,156,258
Ireland — 0.5%
Glanbia plc	61,540	1,251,270
Italy — 4.9%
Buzzi Unicem SpA	77,870	2,021,552
Davide Campari-Milano SpA	73,290	512,506
Ferrari NV	34,440	2,978,988
FinecoBank Banca Fineco SpA	266,990	2,006,485
Industria Macchine Automatiche SpA	14,980	1,338,649
Salvatore Ferragamo SpA	87,409	2,440,043
Unione di Banche Italiane SpA	255,520	965,023
		12,263,246
Japan — 21.0%
Ain Holdings, Inc.	15,800	1,271,133
Alps Electric Co. Ltd.	65,600	1,842,131
Anritsu Corp.	165,000	1,427,269
Calbee, Inc.	13,800	534,555
CyberAgent, Inc.	66,100	2,387,359
Disco Corp.	12,600	2,173,002
DMG Mori Co. Ltd.	66,800	1,050,705
Don Quijote Holdings Co. Ltd.	71,500	2,795,440
eRex Co. Ltd.	99,800	944,383
GMO Payment Gateway, Inc.	27,500	1,601,580
Ichikoh Industries Ltd.	37,000	226,844
Kanto Denka Kogyo Co. Ltd.	93,600	764,013
Kose Corp.	13,600	1,467,449
LIXIL Group Corp.	85,400	2,076,589
Mabuchi Motor Co. Ltd.	42,200	2,377,679
NGK Spark Plug Co. Ltd.	117,900	2,396,324
Nippon Shinyaku Co. Ltd.	27,100	1,580,731
Nitori Holdings Co. Ltd.	17,300	2,529,002
Omron Corp.	32,800	1,371,233
Outsourcing, Inc.	35,400	1,617,372
Sawai Pharmaceutical Co. Ltd.	44,100	2,385,183
Seria Co. Ltd.	58,600	2,836,081

5

	Shares	Value
Sony Financial Holdings, Inc.	75,900	$1,168,483
Start Today Co. Ltd.	64,100	1,599,751
Sumco Corp.	210,100	3,473,527
Taiyo Nippon Sanso Corp.	184,600	1,873,503
Temp Holdings Co. Ltd.	135,500	2,675,743
Tokyo Base Co. Ltd.(1)	42,000	1,293,183
Topcon Corp.	100,900	1,843,076
Vector, Inc.	1,500	22,009
Yumeshin Holdings Co. Ltd.	74,400	494,433
		52,099,765
New Zealand — 0.8%
a2 Milk Co. Ltd.(1)	804,240	1,900,339
Norway — 1.1%
Asetek A/S	85,440	1,117,385
Storebrand ASA	228,930	1,494,264
		2,611,649
Spain — 1.0%
Bankia SA	1,258,840	1,448,056
NH Hotel Group SA(1)	176,850	1,035,041
		2,483,097
Sweden — 3.4%
Ambea AB(1)	129,517	1,367,235
Intrum Justitia AB	39,847	1,348,803
Loomis AB, B Shares	39,200	1,477,092
Lundin Petroleum AB(1)	72,184	1,401,922
RaySearch Laboratories AB(1)	68,704	1,889,253
SSAB AB, A Shares(1)	256,350	1,046,176
		8,530,481
Switzerland — 4.4%
Logitech International SA	121,010	4,422,853
Lonza Group AG	16,481	3,413,441
Partners Group Holding AG	5,190	3,180,285
		11,016,579
United Kingdom — 17.2%
Ashtead Group plc	194,140	3,917,189
ASOS plc(1)	26,749	2,211,604
B&M European Value Retail SA	412,860	1,937,893
BBA Aviation plc	617,640	2,564,859
Cairn Homes plc(1)	1,711,203	3,056,423
Cineworld Group plc	282,490	2,613,336
CVS Group plc	161,380	2,925,577
DCC plc	37,092	3,524,602
easyJet plc	136,400	2,485,030
Just Eat plc(1)	234,930	2,032,602
Melrose Industries plc	1,586,295	4,889,942
NEX Group plc	242,370	2,012,656
Rentokil Initial plc	760,870	2,603,792
RPC Group plc	379,847	4,199,173
Segro plc	188,210	1,219,771

6

	Shares	Value
Tullow Oil plc(1)	263,097	$619,669
		42,814,118
TOTAL COMMON STOCKS (Cost $196,626,787)		242,601,841
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.125%, 9/30/17 - 2/15/26, valued at $2,128,363), in a joint trading account at 0.70%, dated 5/31/17, due 6/1/17 (Delivery value $2,086,690)		2,086,649
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 2/15/46, valued at $1,776,633), at 0.22%, dated 5/31/17, due 6/1/17 (Delivery value $1,739,011)		1,739,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,579	1,579
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,827,228)		3,827,228
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $200,454,015)		246,429,069
OTHER ASSETS AND LIABILITIES — 0.9%		2,232,291
TOTAL NET ASSETS — 100.0%		$248,661,360

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.4%
Consumer Discretionary	22.2%
Information Technology	12.7%
Health Care	10.7%
Materials	10.5%
Financials	7.9%
Consumer Staples	5.9%
Energy	2.3%
Real Estate	1.1%
Utilities	1.0%
Telecommunication Services	0.9%
Cash and Equivalents*	2.4%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $200,454,015)	$246,429,069
Foreign currency holdings, at value (cost of $167,203)	167,626
Receivable for investments sold	3,150,127
Receivable for capital shares sold	72
Dividends and interest receivable	577,458
250,324,352

Liabilities
Payable for investments purchased	1,175,506
Payable for capital shares redeemed	212,141
Accrued management fees	275,345
1,662,992

Net Assets	$248,661,360

Net Assets Consist of:
Capital (par value and paid-in surplus)	$213,310,862
Undistributed net investment income	461,555
Accumulated net realized loss	(11,088,044)
Net unrealized appreciation	45,976,987
$248,661,360

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$74,649,463	6,464,947	$11.55
Institutional Class, $0.01 Par Value	$154,908,575	13,400,652	$11.56
R6 Class, $0.01 Par Value	$19,103,322	1,651,594	$11.57

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $230,914)	$1,981,927
Interest	5,739
1,987,666

Expenses:
Management fees	1,511,970
Directors' fees and expenses	3,220
Other expenses	686
1,515,876

Net investment income (loss)	471,790

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,555,945
Foreign currency transactions	(28,488)
5,527,457

Change in net unrealized appreciation (depreciation) on:
Investments	30,536,388
Translation of assets and liabilities in foreign currencies	26,139
30,562,527

Net realized and unrealized gain (loss)	36,089,984

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,561,774

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016
Operations
Net investment income (loss)	$471,790	$143,007
Net realized gain (loss)	5,527,457	(7,312,939)
Change in net unrealized appreciation (depreciation)	30,562,527	1,682,925
Net increase (decrease) in net assets resulting from operations	36,561,774	(5,487,007)

Distributions to Shareholders
From net investment income:
Investor Class	—	(438,707)
Institutional Class	(229,198)	(1,087,818)
R6 Class	(48,848)	(82,548)
Decrease in net assets from distributions	(278,046)	(1,609,073)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,062,092	11,295,936

Net increase (decrease) in net assets	37,345,820	4,199,856

Net Assets
Beginning of period	211,315,540	207,115,684
End of period	$248,661,360	$211,315,540

Undistributed net investment income	$461,555	$267,811

See Notes to Financial Statements.

10

Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Small-Mid Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The fund offers the Investor Class, Institutional Class and R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	Institutional Class	R6 Class
1.47%	1.27%	1.12%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 were $149,908,451 and $149,321,611, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017		Year ended November 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	80,000,000		80,000,000
Sold	185,865	$1,926,572	251,243	$2,516,289
Issued in reinvestment of distributions	—	—	43,010	438,707
Redeemed	(15,312)	(165,777)	(360,077)	(3,719,805)
	170,553	1,760,795	(65,824)	(764,809)
Institutional Class/Shares Authorized	120,000,000		130,000,000
Sold	468,660	4,775,200	2,158,137	21,060,150
Issued in reinvestment of distributions	23,435	229,198	106,649	1,087,818
Redeemed	(774,515)	(8,345,344)	(1,517,409)	(15,850,337)
	(282,420)	(3,340,946)	747,377	6,297,631
R6 Class/Shares Authorized	50,000,000		40,000,000
Sold	363,904	3,730,484	646,960	6,528,039
Issued in reinvestment of distributions	4,995	48,848	8,093	82,548
Redeemed	(107,925)	(1,137,089)	(82,231)	(847,473)
	260,974	2,642,243	572,822	5,763,114
Net increase (decrease)	149,107	$1,062,092	1,254,375	$11,295,936

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,782,981	$239,818,860	—
Temporary Cash Investments	1,579	3,825,649	—
	$2,784,560	$243,644,509	—

14

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$200,613,516
Gross tax appreciation of investments	$47,713,449
Gross tax depreciation of investments	(1,897,896)
Net tax appreciation (depreciation) of investments	$45,815,553

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2016, the fund had accumulated short-term capital losses of $(16,373,609), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$9.88	0.01	1.66	1.67	—	$11.55	16.90%	1.47%(4)	0.26%(4)	66%	$74,649
2016	$10.29	(0.01)	(0.33)	(0.34)	(0.07)	$9.88	(3.12)%	1.47%	(0.07)%	138%	$62,162
2015(5)	$10.00	0.02	0.27	0.29	—	$10.29	2.70%	1.47%(4)	0.32%(4)	118%	$65,428
Institutional Class
2017(3)	$9.89	0.02	1.67	1.69	(0.02)	$11.56	17.08%	1.27%(4)	0.46%(4)	66%	$154,909
2016	$10.30	0.01	(0.33)	(0.32)	(0.09)	$9.89	(2.97)%	1.27%	0.13%	138%	$135,377
2015(5)	$10.00	0.04	0.26	0.30	—	$10.30	2.80%	1.27%(4)	0.52%(4)	118%	$133,255
R6 Class
2017(3)	$9.91	0.03	1.66	1.69	(0.03)	$11.57	17.12%	1.12%(4)	0.61%(4)	66%	$19,103
2016	$10.31	0.02	(0.32)	(0.30)	(0.10)	$9.91	(2.75)%	1.12%	0.28%	138%	$13,777
2015(5)	$10.00	0.05	0.26	0.31	—	$10.31	2.90%	1.12%(4)	0.67%(4)	118%	$8,433

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2017 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through November 30, 2015.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92628 1707

Semiannual Report

May 31, 2017

NT International Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2017
Top Ten Holdings	% of net assets
HSBC Holdings plc	3.5%
Royal Dutch Shell plc, B Shares	2.5%
Allianz SE	2.1%
BNP Paribas SA	2.0%
ING Groep NV	2.0%
Toyota Motor Corp.	1.7%
Australia & New Zealand Banking Group Ltd.	1.7%
Zurich Insurance Group AG	1.6%
Banco Santander SA	1.6%
Siemens AG	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.4%
Exchange-Traded Funds	0.5%
Total Equity Exposure	97.9%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	0.6%

Investments by Country	% of net assets
Japan	20.2%
United Kingdom	15.8%
Germany	10.7%
France	10.5%
Australia	6.8%
Switzerland	6.7%
Sweden	5.1%
Spain	5.1%
Netherlands	2.4%
Other Countries	14.1%
Exchange-Traded Funds*	0.5%
Cash and Equivalents**	2.1%
*Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.

**Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,155.80	$6.93	1.29%
Institutional Class	$1,000	$1,156.70	$5.86	1.09%
R6 Class	$1,000	$1,157.10	$5.06	0.94%
Hypothetical
Investor Class	$1,000	$1,018.50	$6.49	1.29%
Institutional Class	$1,000	$1,019.50	$5.49	1.09%
R6 Class	$1,000	$1,020.24	$4.73	0.94%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

3

Schedule of Investments

MAY 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.4%
Australia — 6.8%
Australia & New Zealand Banking Group Ltd.	765,373	$15,929,584
BWP Trust	268,275	605,999
CIMIC Group Ltd.	31,655	952,611
Commonwealth Bank of Australia	108,020	6,393,050
Dexus	228,581	1,764,712
Downer EDI Ltd.	1,081,851	5,144,766
Fortescue Metals Group Ltd.	1,254,075	4,519,428
Mirvac Group	271,213	459,477
National Australia Bank Ltd.	242,974	5,437,922
Qantas Airways Ltd.	2,221,768	8,270,935
Regis Resources Ltd.	464,360	1,128,290
Scentre Group	755,111	2,390,224
Telstra Corp. Ltd.	1,004,819	3,285,176
Westpac Banking Corp.	407,011	9,224,103
		65,506,277
Austria — 0.7%
OMV AG	137,973	7,192,398
Belgium — 1.3%
KBC Group NV	161,399	12,143,974
China — 1.6%
China CITIC Bank Corp. Ltd., H Shares	3,455,000	2,132,620
China Construction Bank Corp., H Shares	5,727,000	4,732,967
Country Garden Holdings Co. Ltd.	5,914,000	6,989,745
Industrial & Commercial Bank of China Ltd., H Shares	2,704,000	1,807,860
		15,663,192
Denmark — 1.6%
H Lundbeck A/S	36,282	1,935,895
TDC A/S	488,956	2,919,063
Vestas Wind Systems A/S	113,832	10,117,139
		14,972,097
Finland — 0.6%
UPM-Kymmene Oyj	212,592	5,994,259
France — 10.5%
AXA SA	319,066	8,508,952
BNP Paribas SA	272,337	19,218,497
Cie Generale des Etablissements Michelin, Class B	8,966	1,128,059
CNP Assurances	452,941	9,962,519
Engie SA	313,660	4,786,672
Faurecia	119,457	6,270,790
Metropole Television SA	58,022	1,381,794
Orange SA	325,286	5,715,010
Peugeot SA	465,360	9,174,471
Sanofi	60,425	5,984,837
Schneider Electric SE	24,049	1,852,178
SCOR SE	36,591	1,440,506

4

	Shares	Value
Societe Generale SA	275,784	$14,458,449
TOTAL SA	144,012	7,647,142
Valeo SA	50,116	3,488,773
		101,018,649
Germany — 10.7%
Allianz SE	107,606	20,658,244
BASF SE	37,147	3,498,564
Covestro AG	31,311	2,341,831
Daimler AG	8,439	612,499
Deutsche Lufthansa AG	507,720	9,864,151
Deutsche Telekom AG	176,788	3,520,091
Deutsche Wohnen AG	148,644	5,830,077
E.ON SE	864,441	7,562,687
Grand City Properties SA	31,310	648,749
Hannover Rueck SE	70,241	8,363,950
METRO AG	59,392	1,988,195
Muenchener Rueckversicherungs-Gesellschaft AG	15,729	3,105,355
ProSiebenSat.1 Media SE	204,973	8,702,537
RTL Group SA	41,078	3,196,922
Schaeffler AG Preference Shares	229,994	3,799,237
Siemens AG	103,465	14,766,684
Uniper SE(1)	245,082	4,778,052
		103,237,825
Hong Kong — 1.9%
BOC Hong Kong Holdings Ltd.	1,986,000	8,958,287
Kerry Properties Ltd.	261,000	922,747
New World Development Co. Ltd.	1,008,000	1,254,737
PCCW Ltd.	5,916,000	3,446,707
Wharf Holdings Ltd. (The)	89,000	757,223
Wheelock & Co. Ltd.	443,000	3,314,307
		18,654,008
India — 0.3%
Tata Power Co. Ltd. (The)	1,636,147	2,054,059
Yes Bank Ltd.	34,013	754,565
		2,808,624
Ireland — 0.5%
CRH plc	29,811	1,073,463
Smurfit Kappa Group plc	140,749	3,961,454
		5,034,917
Israel — 0.1%
Tower Semiconductor Ltd.(1)	33,402	864,716
Italy — 0.9%
Enel SpA	730,198	3,902,833
Fiat Chrysler Automobiles NV(1)	242,269	2,543,267
UnipolSai Assicurazioni SpA	939,090	2,126,731
		8,572,831
Japan — 20.2%
Bridgestone Corp.	239,500	10,060,081
Brother Industries Ltd.	143,600	3,187,077
Canon, Inc.	127,200	4,341,454
Dai-ichi Life Holdings, Inc.	84,000	1,398,989

5

	Shares	Value
Daiwa House Industry Co. Ltd.	68,000	$2,222,050
Daiwa Securities Group, Inc.	679,000	4,129,178
Furukawa Electric Co. Ltd.	40,900	1,829,883
Hitachi Chemical Co. Ltd.	154,800	4,270,104
Hitachi Construction Machinery Co. Ltd.	91,000	2,110,871
Honda Motor Co. Ltd.	145,300	4,089,391
Japan Airlines Co. Ltd.	96,000	2,812,822
JXTG Holdings, Inc.	2,486,200	10,829,281
KDDI Corp.	133,300	3,690,274
Leopalace21 Corp.	637,900	3,755,402
Maeda Corp.	84,000	907,883
Miraca Holdings, Inc.	132,200	5,556,578
Mitsubishi Chemical Holdings Corp.	887,100	6,716,328
Mitsubishi UFJ Financial Group, Inc.	1,945,900	12,139,253
Mitsui Chemicals, Inc.	472,000	2,344,018
Mixi, Inc.	7,700	483,205
Mizuho Financial Group, Inc.	4,775,500	8,313,466
Nichias Corp.	119,000	1,414,032
Nippon Telegraph & Telephone Corp.	179,500	8,603,034
NSK Ltd.	284,700	3,393,264
NTT DOCOMO, Inc.	359,800	8,826,877
Oracle Corp. Japan(1)	22,300	1,312,831
ORIX Corp.	328,500	5,184,813
SBI Holdings, Inc.	289,900	3,753,649
Sega Sammy Holdings, Inc.	279,300	3,543,264
Sompo Holdings, Inc.	34,600	1,335,263
Subaru Corp.	297,300	10,053,169
Sumitomo Corp.	110,000	1,402,935
Sumitomo Mitsui Financial Group, Inc.	187,300	6,720,814
Suzuki Motor Corp.	141,300	6,653,539
Toshiba Plant Systems & Services Corp.	109,400	1,627,912
Tosoh Corp.	815,000	6,924,740
Toyota Boshoku Corp.	189,600	3,658,467
Toyota Motor Corp.	307,600	16,475,695
Toyota Tsusho Corp.	141,300	4,331,499
TS Tech Co. Ltd.	125,600	3,532,677
		193,936,062
Netherlands — 2.4%
ING Groep NV	1,131,961	18,933,941
NN Group NV	114,365	4,111,099
		23,045,040
Norway — 0.8%
Subsea 7 SA	527,587	7,586,643
Portugal — 0.9%
EDP - Energias de Portugal SA	2,065,874	7,597,966
Galp Energia SGPS SA	51,139	788,747
		8,386,713
Singapore — 0.4%
Oversea-Chinese Banking Corp. Ltd.	140,600	1,065,944

6

	Shares	Value
United Overseas Bank Ltd.	158,100	$2,625,764
		3,691,708
South Korea — 1.6%
Hyundai Development Co-Engineering & Construction	72,403	3,323,968
LG Uplus Corp.	209,970	3,038,151
Lotte Chemical Corp.	4,789	1,542,010
Samsung Electronics Co. Ltd.	1,356	2,706,913
SK Innovation Co. Ltd.	33,820	5,105,020
		15,716,062
Spain — 5.1%
Banco Santander SA	2,310,591	15,005,169
Endesa SA	426,440	10,641,898
Mapfre SA	1,798,915	6,397,885
Repsol SA	432,672	7,249,314
Telefonica SA	873,589	9,729,061
		49,023,327
Sweden — 5.1%
Axfood AB	41,036	686,499
Boliden AB	112,530	3,080,158
Electrolux AB	361,851	11,619,833
Fabege AB	221,471	4,161,149
Industrivarden AB, C Shares	119,871	2,832,858
Intrum Justitia AB	40,773	1,380,148
Investor AB, B Shares	28,206	1,303,952
Kinnevik AB	121,506	3,489,415
L E Lundbergforetagen AB, B Shares	14,485	1,137,448
NCC AB, B Shares	108,239	3,026,219
Peab AB	218,931	2,597,025
Sandvik AB	649,235	10,173,943
SKF AB, B Shares	187,586	3,837,447
		49,326,094
Switzerland — 6.7%
ABB Ltd.	148,776	3,737,257
dormakaba Holding AG(1)	1,263	1,140,358
Julius Baer Group Ltd.(1)	96,065	4,974,095
Logitech International SA	46,211	1,688,988
Nestle SA	37,115	3,167,162
Pargesa Holding SA	6,410	498,346
Roche Holding AG	35,544	9,754,370
Swiss Re AG	139,330	12,702,327
Swisscom AG	12,863	6,167,546
UBS Group AG(1)	336,835	5,355,696
Zurich Insurance Group AG	52,914	15,553,782
		64,739,927
Taiwan — 0.9%
Lite-On Technology Corp.	728,000	1,222,248
Quanta Computer, Inc.	2,102,000	4,807,926
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	65,680	2,322,445
		8,352,619
United Kingdom — 15.8%
3i Group plc	955,425	11,017,610

7

	Shares	Value
AA plc	339,853	$1,022,459
Anglo American plc(1)	201,938	2,683,830
AstraZeneca plc	38,265	2,580,496
Barclays plc	1,485,292	4,018,823
BHP Billiton plc	75,520	1,141,373
BP plc	1,317,648	7,923,280
Centamin plc	499,723	1,072,041
Centrica plc	3,073,818	8,051,620
Evraz plc(1)	859,164	2,103,282
Firstgroup plc(1)	590,701	1,140,111
G4S plc	1,392,762	5,832,141
GlaxoSmithKline plc	468,625	10,285,736
Glencore plc(1)	257,024	944,145
HSBC Holdings plc	3,813,201	33,193,046
Indivior plc	401,227	1,683,743
Investec plc	390,642	3,060,203
Kier Group plc	24,855	402,227
Legal & General Group plc	595,094	1,930,675
Lloyds Banking Group plc	3,423,488	3,113,721
Marks & Spencer Group plc	622,433	3,067,551
Petrofac Ltd.	239,279	1,171,537
Rio Tinto plc	316,539	12,653,387
Royal Dutch Shell plc, B Shares	887,896	24,521,857
Royal Mail plc	791,653	4,502,305
Vedanta Resources plc	316,790	2,495,949
		151,613,148
TOTAL COMMON STOCKS (Cost $829,938,108)		937,081,110
EXCHANGE-TRADED FUNDS — 0.5%
iShares MSCI Japan ETF	48,000	2,557,920
iShares MSCI EAFE Value ETF	38,000	1,994,620
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,259,325)		4,552,540
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.125%, 9/30/17 - 2/15/26, valued at $7,969,333), in a joint trading account at 0.70%, dated 5/31/17, due 6/1/17 (Delivery value $7,813,294)		7,813,142
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 2/15/46, valued at $6,645,341), at 0.22%, dated 5/31/17, due 6/1/17 (Delivery value $6,514,040)		6,514,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,234	3,234
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,330,376)		14,330,376
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $848,527,809)		955,964,026
OTHER ASSETS AND LIABILITIES — 0.6%		6,164,110
TOTAL NET ASSETS — 100.0%		$962,128,136

8

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	36.5%
Consumer Discretionary	11.9%
Industrials	11.8%
Energy	8.2%
Materials	7.2%
Telecommunication Services	6.1%
Utilities	5.1%
Health Care	4.0%
Real Estate	3.5%
Information Technology	2.5%
Consumer Staples	0.6%
Exchange-Traded Funds	0.5%
Cash and Equivalents*	2.1%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $848,527,809)	$955,964,026
Foreign currency holdings, at value (cost of $387,036)	392,983
Receivable for investments sold	1,037,615
Receivable for capital shares sold	22,759
Dividends and interest receivable	8,618,620
966,036,003

Liabilities
Payable for investments purchased	3,371
Payable for capital shares redeemed	2,951,695
Accrued management fees	916,854
Accrued foreign taxes	35,947
3,907,867

Net Assets	$962,128,136

Net Assets Consist of:
Capital (par value and paid-in surplus)	$949,051,611
Undistributed net investment income	13,079,761
Accumulated net realized loss	(107,456,275)
Net unrealized appreciation	107,453,039
$962,128,136

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$245,868,076	25,122,943	$9.79
Institutional Class, $0.01 Par Value	$637,761,476	65,109,752	$9.80
R6 Class, $0.01 Par Value	$78,498,584	8,008,529	$9.80

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,127,331)	$20,578,766
Interest	11,314
20,590,080

Expenses:
Management fees	5,103,489
Directors' fees and expenses	12,713
Other expenses	8,120
5,124,322

Net investment income (loss)	15,465,758

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $4,327)	11,284,126
Foreign currency transactions	(58,151)
11,225,975

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(35,947))	104,473,443
Translation of assets and liabilities in foreign currencies	279,629
104,753,072

Net realized and unrealized gain (loss)	115,979,047

Net Increase (Decrease) in Net Assets Resulting from Operations	$131,444,805

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2017 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2016
Increase (Decrease) in Net Assets	May 31, 2017	November 30, 2016
Operations
Net investment income (loss)	$15,465,758	$24,206,386
Net realized gain (loss)	11,225,975	(83,971,587)
Change in net unrealized appreciation (depreciation)	104,753,072	45,218,406
Net increase (decrease) in net assets resulting from operations	131,444,805	(14,546,795)

Distributions to Shareholders
From net investment income:
Investor Class	(6,184,068)	(3,816,917)
Institutional Class	(18,723,887)	(12,359,341)
R6 Class	(2,164,034)	(859,181)
Decrease in net assets from distributions	(27,071,989)	(17,035,439)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	11,586,183	105,894,458

Net increase (decrease) in net assets	115,958,999	74,312,224

Net Assets
Beginning of period	846,169,137	771,856,913
End of period	$962,128,136	$846,169,137

Undistributed net investment income	$13,079,761	$24,685,992

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2017 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Value Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The fund offers the Investor Class, the Institutional Class and the R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The

14

maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of International Value Fund, one fund in a series issued by the corporation.

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.100% to 1.300%	1.29%
Institutional Class	0.900% to 1.100%	1.09%
R6 Class	0.750% to 0.950%	0.94%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $3,465 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $642 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 were $388,336,806 and $393,361,041, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2017		Year ended November 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	250,000,000		200,000,000
Sold	1,864,032	$17,116,324	3,132,613	$26,218,987
Issued in reinvestment of distributions	706,751	6,184,068	434,234	3,816,917
Redeemed	(488,330)	(4,686,996)	(1,552,422)	(14,447,913)
	2,082,453	18,613,396	2,014,425	15,587,991
Institutional Class/Shares Authorized	570,000,000		450,000,000
Sold	2,164,767	19,754,946	15,155,157	124,940,633
Issued in reinvestment of distributions	2,139,873	18,723,887	1,406,068	12,359,341
Redeemed	(6,215,169)	(57,086,022)	(8,401,524)	(73,318,382)
	(1,910,529)	(18,607,189)	8,159,701	63,981,592
R6 Class/Shares Authorized	80,000,000		40,000,000
Sold	1,704,272	15,545,370	3,801,362	32,137,412
Issued in reinvestment of distributions	247,318	2,164,034	97,746	859,181
Redeemed	(662,951)	(6,129,428)	(776,551)	(6,671,718)
	1,288,639	11,579,976	3,122,557	26,324,875
Net increase (decrease)	1,460,563	$11,586,183	13,296,683	$105,894,458

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,322,445	$934,758,665	—
Exchange-Traded Funds	4,552,540	—	—
Temporary Cash Investments	3,234	14,327,142	—
	$6,878,219	$949,085,807	—

16

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$855,384,560
Gross tax appreciation of investments	$113,072,017
Gross tax depreciation of investments	(12,492,551)
Net tax appreciation (depreciation) of investments	$100,579,466

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2016, the fund had accumulated short-term capital losses of $(75,398,882) and accumulated long-term capital losses of $(37,819,957), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$8.73	0.15	1.18	1.33	(0.27)	$9.79	15.58%	1.29%(4)	3.25%(4)	44%	$245,868
2016	$9.24	0.25	(0.56)	(0.31)	(0.20)	$8.73	(3.42)%	1.30%	2.88%	81%	$201,138
2015(5)	$10.00	0.20	(0.96)	(0.76)	—	$9.24	(7.60)%	1.30%(4)	2.95%(4)	55%	$194,181
Institutional Class
2017(3)	$8.75	0.16	1.18	1.34	(0.29)	$9.80	15.67%	1.09%(4)	3.45%(4)	44%	$637,761
2016	$9.25	0.26	(0.55)	(0.29)	(0.21)	$8.75	(3.16)%	1.10%	3.08%	81%	$586,173
2015(5)	$10.00	0.21	(0.96)	(0.75)	—	$9.25	(7.50)%	1.10%(4)	3.15%(4)	55%	$544,369
R6 Class
2017(3)	$8.76	0.17	1.17	1.34	(0.30)	$9.80	15.71%	0.94%(4)	3.60%(4)	44%	$78,499
2016	$9.26	0.27	(0.55)	(0.28)	(0.22)	$8.76	(3.04)%	0.95%	3.23%	81%	$58,858
2015(5)	$10.00	0.22	(0.96)	(0.74)	—	$9.26	(7.40)%	0.95%(4)	3.30%(4)	55%	$33,307

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2017 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through November 30, 2015.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92629 1707

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President
(principal executive officer)

Date:	July 26, 2017

By:	/s/ C. Jean Wade
Name: C. Jean Wade
Title: Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 26, 2017